UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8162

Master Investment Portfolio

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company
200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedules of Investments

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Shares	Value
COMMON STOCKS—95.73%
AEROSPACE & DEFENSE—1.63%
General Dynamics Corp.	17,101	$1,830,663
Goodrich (B.F.) Co. (1)	47,517	1,819,426
Lockheed Martin Corp. (1)	144,897	8,847,411
Raytheon Co.	7,024	271,829
Rockwell Collins Inc. (1)	77,139	3,671,045

		16,440,374

AGRICULTURE—1.66%
Altria Group Inc.	29,754	1,945,614
Bunge Ltd. (1)	31,070	1,674,052
Monsanto Co.	48,537	3,130,636
Reynolds American Inc. (1)	54,565	4,397,393
UST Inc. (1)	107,245	5,544,566

		16,692,261

AIRLINES—0.10%
Southwest Airlines Co.	72,540	1,032,970

		1,032,970

APPAREL—0.08%
Nike Inc. Class B	7,135	594,417
Timberland Co. Class A (2)	2,636	186,971

		781,388

AUTO MANUFACTURERS—0.50%
Ford Motor Co. (1)	389,365	4,411,505
PACCAR Inc.	8,308	601,416

		5,012,921

AUTO PARTS & EQUIPMENT—0.43%
American Axle & Manufacturing Holdings Inc. (1)	35,758	876,071
Autoliv Inc.	41,920	1,997,488
Johnson Controls Inc.	26,486	1,476,859

		4,350,418

BANKS—5.12%
Bank of America Corp.	580,312	25,591,759
Fifth Third Bancorp	43,110	1,852,868
North Fork Bancorp Inc.	3,759	104,275
Popular Inc. (1)	2,146	52,191
U.S. Bancorp (1)	183,864	5,298,960
UnionBanCal Corp.	2,117	129,666
Wachovia Corp. (1)	206,238	10,499,577
Wells Fargo & Co.	132,299	7,911,480

		51,440,776

BEVERAGES—3.61%
Anheuser-Busch Companies Inc. (1)	182,011	8,625,501
Coca-Cola Co. (The)	364,056	15,170,214
Coca-Cola Enterprises Inc.	109,609	2,249,177
Pepsi Bottling Group Inc. (1)	254,196	7,079,359
PepsiAmericas Inc.	18,048	408,968
PepsiCo Inc.	52,307	2,773,840

		36,307,059

BIOTECHNOLOGY—0.51%
Celgene Corp. (2)	86,514	2,945,802
Genentech Inc. (2)	39,124	2,214,810

		5,160,612

CHEMICALS—0.59%
Engelhard Corp.	11,294	339,159
International Flavors & Fragrances Inc. (1)	43,345	1,712,127
PPG Industries Inc.	14,164	1,013,009
Sherwin-Williams Co. (The)	12,458	548,027
Sigma-Aldrich Corp. (1)	20,011	1,225,674
Valspar Corp. (The) (1)	23,279	1,083,405

		5,921,401

COMMERCIAL SERVICES—1.85%
Accenture Ltd. (2)	270,989	6,544,384
Career Education Corp. (1) (2)	3,235	110,831
Cendant Corp.	470,234	9,658,606
Convergys Corp. (1) (2)	97,016	1,448,449
Deluxe Corp. (1)	3,844	153,222
PHH Corp. (2)	10,077	220,384
Rent-A-Center Inc. (2)	18,807	513,619

		18,649,495

COMPUTERS—3.09%
Apple Computer Inc. (2)	314,433	13,102,423

Computer Sciences Corp. (1) (2)	99,975	4,583,854
Dell Inc. (2)	13,589	522,089
Hewlett-Packard Co.	97,822	2,146,215
International Business Machines Corp.	40,308	3,683,345
Network Appliance Inc. (2)	31,067	859,313
Sun Microsystems Inc. (2)	989,924	3,999,293
SunGard Data Systems Inc. (2)	25,389	875,920
Synopsys Inc. (1) (2)	71,037	1,285,770

		31,058,222

COSMETICS & PERSONAL CARE—1.06%
Gillette Co. (The)	89,606	4,523,311
Kimberly-Clark Corp. (1)	24,885	1,635,691
Procter & Gamble Co.	85,248	4,518,144

		10,677,146

DISTRIBUTION & WHOLESALE—0.20%
Grainger (W.W.) Inc.	23,828	1,483,770
Ingram Micro Inc. Class A (1) (2)	32,280	538,108

		2,021,878

DIVERSIFIED FINANCIAL SERVICES—9.56%
CIT Group Inc. (1)	25,206	957,828
Citigroup Inc.	676,109	30,384,338
Countrywide Financial Corp.	75,748	2,458,780
Federal Home Loan Mortgage Corp.	70,207	4,437,082
Federal National Mortgage Association	229,100	12,474,495
Goldman Sachs Group Inc. (The)	47,226	5,194,388
JP Morgan Chase & Co.	415,859	14,388,721
MBNA Corp.	435,397	10,688,996
Morgan Stanley	264,635	15,150,354

		96,134,982

ELECTRIC—2.83%
Alliant Energy Corp.	7,692	205,992
Constellation Energy Group Inc.	70,194	3,629,030
Edison International (1)	189,478	6,578,676
Energy East Corp.	6,720	176,198
Entergy Corp.	118,159	8,349,115
Exelon Corp. (1)	98,562	4,523,010
FirstEnergy Corp.	70,955	2,976,562
NiSource Inc. (1)	25,006	569,887
NSTAR	6,585	357,565
Progress Energy Inc. (1)	20,961	879,314
Puget Energy Inc.	9,120	201,005

		28,446,354

ELECTRONICS—0.43%
Agilent Technologies Inc. (2)	136,078	3,020,932
Parker Hannifin Corp. (1)	16,379	997,809
Sanmina-SCI Corp. (2)	65,237	340,537

		4,359,278

ENTERTAINMENT—0.22%
GTECH Holdings Corp. (1)	50,049	1,177,653
Regal Entertainment Group Class A (1)	49,774	1,046,747

		2,224,400

ENVIRONMENTAL CONTROL—0.02%
Republic Services Inc.	6,564	219,763

		219,763

FOOD—1.23%
Archer-Daniels-Midland Co.	61,292	1,506,557
Hormel Foods Corp.	1,513	47,069
Kellogg Co.	23,037	996,811
Pilgrim’s Pride Corp. (1)	13,058	466,432
SUPERVALU Inc.	108,506	3,618,675
Tyson Foods Inc. Class A	216,097	3,604,498
Wrigley (William Jr.) Co.	32,618	2,138,762

		12,378,804

FOREST PRODUCTS & PAPER—0.69%
Georgia-Pacific Corp. (1)	137,575	4,882,537
Louisiana-Pacific Corp.	80,260	2,017,736

		6,900,273

GAS—0.16%
Sempra Energy	34,152	1,360,616
UGI Corp.	5,111	232,142

		1,592,758

HAND & MACHINE TOOLS—0.62%
Black & Decker Corp.	79,370	6,269,436

		6,269,436

HEALTH CARE-PRODUCTS—5.21%
Alcon Inc.	5,057	451,540

Becton, Dickinson & Co. (1)	188,443	11,008,840
Boston Scientific Corp. (2)	65,758	1,926,052
Johnson & Johnson	413,277	27,755,683
Medtronic Inc.	220,772	11,248,333

		52,390,448

HEALTH CARE-SERVICES—2.10%
Coventry Health Care Inc. (1) (2)	85,820	5,847,775
Humana Inc. (2)	96,642	3,086,745
Lincare Holdings Inc. (2)	12,659	559,908
UnitedHealth Group Inc.	122,095	11,645,421

		21,139,849

HOME BUILDERS—0.79%
Centex Corp.	39,702	2,273,734
NVR Inc. (1) (2)	7,201	5,652,785

		7,926,519

HOME FURNISHINGS—0.81%
Harman International Industries Inc.	52,385	4,633,977
Whirlpool Corp. (1)	51,146	3,464,119

		8,098,096

HOUSEHOLD PRODUCTS & WARES—0.89%
American Greetings Corp. Class A	14,732	375,371
Blyth Inc.	1,771	56,389
Clorox Co. (1)	134,888	8,496,595

		8,928,355

INSURANCE—3.72%
ACE Ltd. (1)	72,318	2,984,564
AFLAC Inc.	7,259	270,470
Allstate Corp. (The)	147,435	7,970,336
Ambac Financial Group Inc.	1,622	121,244
American International Group Inc.	214,214	11,869,598
Axis Capital Holdings Ltd.	40,469	1,094,282
Berkley (W.R.) Corp.	2,950	146,320
Everest Re Group Ltd. (1)	42,604	3,626,026
HCC Insurance Holdings Inc.	8,160	295,066
Lincoln National Corp. (1)	30,452	1,374,603
MetLife Inc.	35,804	1,399,936
Nationwide Financial Services Inc. (1)	15,147	543,777
PartnerRe Ltd.	24,262	1,567,325
Reinsurance Group of America Inc. (1)	15,321	652,368
RenaissanceRe Holdings Ltd. (1)	24,831	1,159,608
XL Capital Ltd. Class A (1)	32,269	2,335,308

		37,410,831

INTERNET—1.01%
Amazon.com Inc. (2)	192,073	6,582,342
Google Inc. Class A (2)	19,917	3,595,218

		10,177,560

INVESTMENT COMPANIES—0.06%
American Capital Strategies Ltd. (1)	18,130	569,463

		569,463

IRON & STEEL—0.30%
Nucor Corp.	31,864	1,834,092
Steel Dynamics Inc.	23,251	800,997
United States Steel Corp.	6,711	341,254

		2,976,343

LEISURE TIME—0.31%
Polaris Industries Inc. (1)	3,870	271,790
Royal Caribbean Cruises Ltd. (1)	27,754	1,240,326
Sabre Holdings Corp. (1)	75,469	1,651,262

		3,163,378

LODGING—0.12%
Choice Hotels International Inc. (1)	7,859	486,865
Harrah’s Entertainment Inc.	11,085	715,869

		1,202,734

MACHINERY—0.22%
AGCO Corp. (2)	9,189	167,699
Cummins Inc. (1)	10,483	737,479
Graco Inc. (1)	21,570	870,565
Rockwell Automation Inc.	8,247	467,110

		2,242,853

MANUFACTURING—3.92%
General Electric Co.	651,547	23,494,785
3M Co.	186,168	15,952,736

		39,447,521

MEDIA—2.35%
Comcast Corp. Class A (2)	123,520	4,172,506
Comcast Corp. Class A Special (2)	141,263	4,718,184

EchoStar Communications Corp.	5,759	168,451
Gemstar-TV Guide International Inc. (2)	20,388	88,688
Hearst-Argyle Television Inc. (1)	3,668	93,534
McGraw-Hill Companies Inc. (The) (1)	49,457	4,315,123
Meredith Corp.	9,934	464,414
News Corp. Class A	166,006	2,808,822
Viacom Inc. Class B	70,160	2,443,673
Walt Disney Co. (The) (1)	150,948	4,336,736

		23,610,131

MINING—1.11%
Newmont Mining Corp.	3,256	137,566
Phelps Dodge Corp.	108,185	11,005,660

		11,143,226

OIL & GAS—8.36%
Anadarko Petroleum Corp. (1)	97,950	7,453,995
ChevronTexaco Corp.	12,921	753,424
ConocoPhillips	131,376	14,167,588
Devon Energy Corp. (1)	51,507	2,459,459
Exxon Mobil Corp.	403,807	24,066,897
Marathon Oil Corp.	205,401	9,637,415
Occidental Petroleum Corp.	179,195	12,753,308
Pogo Producing Co.	49,476	2,436,198
Premcor Inc.	7,724	460,968
Valero Energy Corp.	134,220	9,834,299

		84,023,551

OIL & GAS SERVICES—0.91%
Baker Hughes Inc. (1)	206,582	9,190,833
National Oilwell Varco Inc. (2)	1	33

		9,190,866

PACKAGING & CONTAINERS—0.01%
Pactiv Corp. (2)	6,178	144,256

		144,256

PHARMACEUTICALS—5.73%
Allergan Inc.	29,269	2,033,317
Barr Pharmaceuticals Inc. (1) (2)	17,091	834,554
Cardinal Health Inc. (1)	117,725	6,569,055
Forest Laboratories Inc. (2)	13,261	489,994
Gilead Sciences Inc. (2)	174,807	6,258,091
King Pharmaceuticals Inc. (2)	19,404	161,247
Merck & Co. Inc.	510,580	16,527,475
Pfizer Inc.	423,753	11,131,991
Wyeth (1)	322,361	13,597,187

		57,602,911

REAL ESTATE INVESTMENT TRUSTS—0.06%
Health Care REIT Inc. (1)	9,563	306,016
Mack-Cali Realty Corp.	3,687	156,144
Trizec Properties Inc.	6,916	131,404

		593,564

RETAIL—6.11%
American Eagle Outfitters Inc.	20,858	616,354
AutoNation Inc. (2)	30,137	570,795
Barnes & Noble Inc. (2)	41,418	1,428,507
Best Buy Co. Inc.	7,935	428,569
Brinker International Inc. (1) (2)	35,008	1,267,990
CBRL Group Inc. (1)	29,371	1,213,022
Claire’s Stores Inc.	27,605	636,019
Costco Wholesale Corp.	159,806	7,060,229
Dollar General Corp.	32,025	701,668
Federated Department Stores Inc.	44,536	2,834,271
GameStop Corp. Class B (2)	14,463	322,525
Gap Inc. (The) (1)	181,040	3,953,914
Home Depot Inc.	447,549	17,114,274
May Department Stores Co. (The)	12,406	459,270
Michaels Stores Inc.	12,414	450,628
PETCO Animal Supplies Inc. (2)	8,361	307,768
RadioShack Corp.	2,876	70,462
Staples Inc.	4,554	143,132
Wal-Mart Stores Inc.	430,394	21,567,043
Wendy’s International Inc. (1)	7,667	299,320

		61,445,760

SAVINGS & LOANS—0.14%
Astoria Financial Corp.	5,693	144,033
Independence Community Bank Corp. (1)	15,075	587,925
Washington Mutual Inc.	17,829	704,246

		1,436,204

SEMICONDUCTORS—2.57%
Intel Corp.	973,745	22,620,096
QLogic Corp. (1) (2)	37,054	1,500,687
Texas Instruments Inc.	67,488	1,720,269

		25,841,052

SOFTWARE—4.64%
Adobe Systems Inc. (1)	139,946	9,400,173
Autodesk Inc.	174,646	5,197,465
Dun & Bradstreet Corp. (2)	10,588	650,633
Intuit Inc. (1) (2)	43,134	1,887,975
Microsoft Corp.	1,179,266	28,502,859
Oracle Corp. (2)	30,154	376,322
Pixar Inc. (2)	2,290	223,390
Siebel Systems Inc. (2)	44,050	402,177

		46,640,994

TELECOMMUNICATIONS—6.95%
AT&T Corp.	69,167	1,296,881
Cisco Systems Inc. (2)	1,134,262	20,291,947
Harris Corp. (1)	65,524	2,139,359
Motorola Inc.	563,248	8,431,823
Nextel Communications Inc. Class A (2)	42,578	1,210,067
QUALCOMM Inc. (1)	333,887	12,236,959
Scientific-Atlanta Inc. (1)	98,993	2,793,582
Sprint Corp. (FON Group) (1)	212,405	4,832,214
3Com Corp. (2)	209,330	745,215
Verizon Communications Inc. (1)	448,690	15,928,495

		69,906,542

TRANSPORTATION—1.14%
Alexander & Baldwin Inc.	9,471	390,205
Burlington Northern Santa Fe Corp.	80,545	4,343,792
Hunt (J.B.) Transport Services Inc.	44,789	1,960,415
Overseas Shipholding Group Inc. (1)	19,093	1,201,141
Ryder System Inc.	79,134	3,299,888
Teekay Shipping Corp.	6,417	288,444

		11,483,885

TOTAL COMMON STOCKS (Cost: $924,419,274)		962,809,861

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.72%
COMMERCIAL PAPER—1.72% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$128,695	127,219
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	2,186,819	2,184,415
ANZ National Bank Ltd.
2.94%, 08/15/05	154,808	153,092
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	263,174	262,756
Cantabric Finance LLC
2.80%, 04/29/05	167,193	166,829
Chariot Funding LLC
2.70%, 04/06/05	83,596	83,565
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	312,712	312,447
Corporate Asset Funding
2.75%, 05/05/05	216,731	216,168
CRC Funding LLC
2.74%, 04/28/05	154,808	154,490
DEPFA Bank PLC
2.28%, 05/03/05	154,808	154,495
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	1,052,695	1,047,657
Fairway Finance LLC
3.15%, 09/15/05	275,419	271,395
Falcon Asset Securitization Corp.
2.75%, 04/14/05	123,846	123,724
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	383,924	383,161
Fortis Funding LLC
2.35%, 05/09/05	433,463	432,387
General Electric Capital Corp.
2.74%, 07/07/05	154,808	153,665

Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	880,103	878,421
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	928,849	917,425
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	2,392,429	2,389,409
Kitty Hawk Funding Corp.
2.75%, 04/15/05	431,713	431,252
Liberty Street Funding Corp.
2.80%, 04/20/05	155,214	154,984
Moat Funding LLC
2.74%, 05/02/05	216,731	216,220
Mortgage Interest Networking Trust
2.77%, 04/13/05	256,981	256,744
New Center Asset Trust
2.80%, 04/15/05	309,616	309,279
Nordea North America Inc.
2.74%, 07/11/05	154,808	153,618
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	353,164	352,726
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	996,871	995,444
Polonius Inc.
2.82%, 04/28/05	256,981	256,438
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	266,654	266,386
Ranger Funding Co. LLC
2.75%, 04/14/05	464,424	463,964
Santander Central Hispano
2.75%, 07/08/05	387,020	384,128
Scaldis Capital LLC
2.75%, 07/08/05	77,491	76,911
Societe Generale
2.75%, 05/03/05	278,655	277,973
Sydney Capital Corp.
2.75%, 04/12/05	540,497	540,043
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	269,366	268,968
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	269,781	269,506
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	201,910	201,709
Tulip Funding Corp.
2.71%, 04/08/05	256,037	255,902
Variable Funding Capital Corp.
2.80%, 04/20/05	238,404	238,052
Yorktown Capital LLC
2.80%, 04/20/05	486,097	485,379

		17,268,346

FLOATING RATE NOTES—2.44% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	142,423	142,428
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	1,083,657	1,083,832
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	201,251	201,204
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	1,006,253	1,006,332
BMW US Capital LLC
2.82%, 04/18/06 (4)	309,616	309,616
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	1,052,695	1,052,517
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	928,849	928,812
Commodore CDO Ltd.
3.08%, 12/12/05	77,404	77,404
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	928,849	928,727
DEPFA Bank PLC
2.99%, 12/15/05	309,616	309,616
Dorada Finance Inc.
2.66%, 07/29/05 (4)	256,981	256,956
Fairway Finance LLC
2.80%, 06/20/05	154,808	154,805
Fifth Third Bancorp
2.81%, 02/23/06 (4)	619,232	619,232

Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	402,501	402,517
General Electric Capital Corp.
2.86%, 03/09/06	139,327	139,505
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	113,049	113,049
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	201,251	201,251
Hartford Life Global Funding Trust
2.80%, 02/15/06	309,616	309,616
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	928,849	928,848
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	1,393,273	1,393,296
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	325,097	325,097
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	1,269,426	1,269,712
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	619,232	619,232
Marshall & Ilsley Corp.
2.95%, 02/20/06	309,616	309,945
MetLife Funding Inc.
2.74%, 03/06/06 (4)	464,424	464,424
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	774,040	773,996
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	1,145,580	1,145,797
Norddeutsche Landesbank
2.63%, 07/27/05	309,616	309,581
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	928,849	928,848
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	1,099,137	1,099,137
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	170,289	170,255
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	1,579,043	1,579,103
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	952,689	952,659
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	928,849	928,848
Wells Fargo & Co.
2.78%, 03/15/06 (4)	154,808	154,829
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	1,083,657	1,083,576
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	1,560,466	1,560,361
Winston Funding Ltd.
2.75%, 04/25/05 (4)	221,066	221,066
World Savings Bank
2.71%, 09/09/05	108,366	108,361

		24,564,390

MONEY MARKET FUNDS—0.72%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	1,238,465	1,238,465
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	5,776,764	5,776,764
BlackRock Temp Cash Money Market Fund (3)	57,741	57,741
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	129,785	129,785

		7,202,755

REPURCHASE AGREEMENTS—1.76% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $6,812,103 and effective yields of 2.89% - 2.90%. (6)	$6,811,556	6,811,556
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $6,192,821 and an effective yield of 2.89%. (6)	6,192,324	6,192,324
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $4,644,616 and an effective yield of 2.89%. (6)	4,644,243	4,644,243

		17,648,123

TIME DEPOSITS—0.97% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	216,731	216,731
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	309,616	309,616

BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	433,463	433,462
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	402,501	402,501
First Tennessee Bank
2.77%, 04/15/05	154,808	154,808
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	383,924	383,924
Natexis Banques
2.98%, 08/18/05	309,616	309,616
Norddeutsche Landesbank
2.11%, 06/07/05	309,616	309,605
Rabobank Nederland NV NY
2.84%, 04/01/05	2,278,171	2,278,171
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	758,560	758,559
SunTrust Bank
2.68%, 05/03/05	309,616	309,589
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	1,052,695	1,052,665
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	557,309	557,307
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	1,532,600	1,532,600
Wells Fargo Bank N.A.
2.79%, 04/15/05	309,616	309,615
World Savings Bank
2.75%, 05/03/05	433,463	433,463

		9,752,232

U.S. GOVERNMENT AGENCY NOTES—0.08% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	371,084	370,581
Federal National Mortgage Association
2.33%, 07/22/05	464,424	461,065

		831,646

U.S. TREASURY OBLIGATIONS—0.03%
U.S. Treasury Bill
2.71% (7), 06/23/05 (8)	350,000	347,827

		347,827

TOTAL SHORT-TERM INVESTMENTS (Cost: $77,615,256)		77,615,319

TOTAL INVESTMENTS IN SECURITIES — 103.45% (Cost: $1,002,034,530) (9)		1,040,425,180

Other Assets, Less Liabilities — (3.45%)		(34,733,277)

NET ASSETS — 100.00%		$1,005,691,903

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(7)	Yield to maturity.
(8)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(9)	The cost of investments for federal income tax purposes was $1,007,363,306. Net unrealized appreciation aggregated $33,061,874, of which $76,021,706 represented gross unrealized appreciation on securities and $42,959,832 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

As of March 31, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (06/17/05)	22	$6,511,450	$(104,443)

			$(104,443)

See accompanying notes to schedules of investments.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—24.87%
AEROSPACE & DEFENSE—0.41%
Boeing Co. (The)
6.13%, 02/15/33 (1)	$100,000	$107,059
Lockheed Martin Corp.
8.50%, 12/01/29	100,000	135,498
Northrop Grumman Corp.
7.75%, 03/01/16 (1)	200,000	239,268
Raytheon Co.
7.38%, 07/15/25	250,000	256,851
United Technologies Corp.
6.10%, 05/15/12	100,000	107,995

		846,671

AGRICULTURE—0.05%
Altria Group Inc.
7.00%, 11/04/13	100,000	107,303

		107,303

AIRLINES—0.10%
Continental Airlines Inc.
6.65%, 09/15/17	207,202	196,653

		196,653

AUTO MANUFACTURERS—0.77%
DaimlerChrysler NA Holding Corp.
7.20%, 09/01/09	350,000	376,795
8.50%, 01/18/31	150,000	180,998
Ford Motor Co.
6.63%, 10/01/28	275,000	230,671
7.45%, 07/16/31 (1)	100,000	90,458
General Motors Corp.
7.20%, 01/15/11 (1)	525,000	473,955
8.38%, 07/15/33 (1)	250,000	213,933

		1,566,810

BANKS—2.85%
Abbey National PLC
7.95%, 10/26/29	100,000	129,285
Banco Santander Central Hispano Issuances
7.63%, 09/14/10	150,000	169,673
Bank of America Corp.
6.25%, 04/01/08	250,000	262,669
7.13%, 09/15/06	200,000	208,841
Bank One Corp.
3.70%, 01/15/08	150,000	147,776
5.90%, 11/15/11	250,000	262,337
FleetBoston Financial Corp.
6.88%, 01/15/28	100,000	115,070
HSBC Holdings PLC
5.25%, 12/12/12	350,000	354,676
KFW International Finance Inc.
3.25%, 03/30/09	500,000	481,328
4.75%, 01/24/07	150,000	152,395
Landwirtschaftliche Rentenbank
3.25%, 06/19/08	100,000	96,867
3.88%, 03/15/10	500,000	486,360
Mellon Funding Corp.
6.38%, 02/15/10	150,000	159,023
National City Bank (Ohio)
4.25%, 01/29/10	500,000	489,697
NationsBank Corp.
7.75%, 08/15/15	250,000	298,192
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	247,855
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	222,283
SunTrust Banks Inc.
5.05%, 07/01/07	150,000	152,479
Swiss Bank Corp.
7.00%, 10/15/15	150,000	171,966
US Bank N.A.
6.38%, 08/01/11	250,000	270,801

Wachovia Corp.
4.95%, 11/01/06	200,000	202,493
5.25%, 08/01/14	200,000	200,569
Wells Fargo & Co.
5.13%, 02/15/07	250,000	254,441
Wells Fargo Bank N.A.
7.55%, 06/21/10 (1)	250,000	282,014

		5,819,090

BEVERAGES—0.42%
Anheuser-Busch Companies Inc.
5.05%, 10/15/16	200,000	199,305
Bottling Group LLC
4.63%, 11/15/12	100,000	98,224
Coca-Cola Enterprises Inc.
6.13%, 08/15/11	150,000	160,944
8.50%, 02/01/22	100,000	131,714
Diageo Capital PLC
7.25%, 11/01/09	250,000	276,453

		866,640

BUILDING MATERIALS—0.10%
Masco Corp.
5.88%, 07/15/12	200,000	208,102

		208,102

CHEMICALS—0.24%
Chevron Phillips Chemical Co.
5.38%, 06/15/07	150,000	152,806
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	106,595
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	109,202
Eastman Chemical Co.
7.00%, 04/15/12	100,000	112,060

		480,663

COMMERCIAL SERVICES—0.05%
Cendant Corp.
6.25%, 03/15/10	100,000	105,055

		105,055

COMPUTERS—0.32%
Hewlett-Packard Co.
5.50%, 07/01/07	150,000	153,937
International Business Machines Corp.
4.75%, 11/29/12	250,000	248,984
4.88%, 10/01/06	250,000	253,343

		656,264

COSMETICS & PERSONAL CARE—0.13%
Procter & Gamble Co.
6.88%, 09/15/09	250,000	273,653

		273,653

DIVERSIFIED FINANCIAL SERVICES—7.69%
American Express Co.
3.75%, 11/20/07	100,000	98,471
American General Finance Corp.
5.38%, 10/01/12	100,000	101,352
AXA Financial Inc.
7.75%, 08/01/10	150,000	169,618
Bear Stearns Companies Inc.
5.70%, 01/15/07	100,000	102,529
5.70%, 11/15/14	200,000	205,325
Boeing Capital Corp.
5.65%, 05/15/06	75,000	76,324
CIT Group Inc.
7.75%, 04/02/12	150,000	173,500
Citibank Credit Card Issuance Trust Series 2004-A1 Class A1
2.55%, 01/20/09	2,000,000	1,946,108
Citigroup Inc.
3.50%, 02/01/08	500,000	488,217
5.00%, 09/15/14	177,000	173,774
5.63%, 08/27/12	100,000	103,602
6.00%, 02/21/12	150,000	159,673
6.63%, 06/15/32	100,000	111,504
Countrywide Home Loans Inc.
5.63%, 05/15/07	200,000	204,870

Credit Suisse First Boston
5.50%, 08/15/13	100,000	102,032
5.75%, 04/15/07	200,000	205,792
6.50%, 01/15/12	150,000	162,304
First Union National Bank
7.74%, 05/17/32	872,386	927,423
Ford Motor Credit Co.
7.25%, 10/25/11	350,000	345,389
7.88%, 06/15/10	250,000	254,520
General Electric Capital Corp.
5.38%, 03/15/07	500,000	510,811
6.50%, 12/10/07	800,000	842,510
6.75%, 03/15/32	250,000	288,581
General Motors Acceptance Corp.
5.71%, 10/15/38	1,000,000	1,045,924
6.13%, 09/15/06	150,000	149,308
6.88%, 09/15/11	200,000	180,968
7.25%, 03/02/11	150,000	139,267
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	198,314
6.13%, 02/15/33	200,000	205,025
6.60%, 01/15/12	325,000	351,696
Household Finance Corp.
5.75%, 01/30/07	200,000	205,278
6.50%, 11/15/08	375,000	397,471
8.00%, 07/15/10	250,000	285,992
John Deere Capital Corp.
7.00%, 03/15/12	150,000	168,445
JP Morgan & Co. Inc.
6.00%, 01/15/09	350,000	365,993
JP Morgan Chase & Co.
5.25%, 05/30/07	150,000	152,955
6.75%, 02/01/11	250,000	273,705
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	150,000	148,053
4.80%, 03/13/14	150,000	144,674
7.63%, 06/01/06	300,000	311,634
MBNA America Bank N.A.
5.38%, 01/15/08	150,000	152,967
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	343,134
5.45%, 07/15/14	200,000	201,430
7.00%, 01/15/07	200,000	209,749
Morgan Stanley
4.75%, 04/01/14	200,000	190,424
5.80%, 04/01/07	150,000	154,213
6.02%, 02/15/33	148,978	149,893
8.00%, 06/15/10	250,000	287,942
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	226,043
Nissan Auto Receivables Owner Trust Series 2004-A Class A4
2.76%, 07/15/09	575,000	556,071
Saxon Asset Securities Trust
5.53%, 07/25/31	400,000	403,715
SLM Corp.
5.13%, 08/27/12	350,000	355,067

		15,709,579

ELECTRIC—1.16%
AEP Texas Central Co.
6.65%, 02/15/33	100,000	111,427
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	101,849
Arizona Public Service Co.
6.50%, 03/01/12	100,000	109,053
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	103,700
Constellation Energy Group
7.60%, 04/01/32	100,000	119,189
Consumers Energy Co.
5.00%, 02/15/12	150,000	148,142
Dominion Resources Inc.
8.13%, 06/15/10	150,000	171,593
DTE Energy Co.
7.05%, 06/01/11	150,000	165,974
Florida Power & Light Co.
5.63%, 04/01/34	100,000	102,299
MidAmerican Energy Holdings
5.00%, 02/15/14	100,000	97,577

NiSource Finance Corp.
7.88%, 11/15/10	100,000	114,038
Northern States Power Co.
8.00%, 08/28/12	100,000	119,074
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	160,806
Ontario Hydro Canada
7.45%, 03/31/13	150,000	176,154
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	102,682
PECO Energy Co.
3.50%, 05/01/08	100,000	97,519
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	107,582
Progress Energy Inc.
7.75%, 03/01/31	100,000	118,885
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	101,094
Wisconsin Energy Corp.
5.88%, 04/01/06	45,000	45,844

		2,374,481

ELECTRICAL COMPONENTS & EQUIPMENT—0.10%
Emerson Electric Co.
4.50%, 05/01/13	200,000	193,676

		193,676

ENVIRONMENTAL CONTROL—0.06%
USA Waste Services Inc.
7.00%, 07/15/28	100,000	111,768

		111,768

FOOD—1.12%
Albertson’s Inc.
7.45%, 08/01/29	100,000	110,731
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	188,336
ConAgra Foods Inc.
6.00%, 09/15/06	150,000	153,702
7.00%, 10/01/28	200,000	232,281
Fred Meyer Inc.
7.45%, 03/01/08	250,000	267,915
General Mills Inc.
5.13%, 02/15/07	150,000	152,529
Kellogg Co.
6.60%, 04/01/11	250,000	272,501
Kraft Foods Inc.
5.63%, 11/01/11	150,000	155,641
Safeway Inc.
7.50%, 09/15/09	285,000	311,365
SUPERVALU Inc.
7.88%, 08/01/09	150,000	167,941
Unilever Capital Corp.
7.13%, 11/01/10	250,000	280,000

		2,292,942

FOREST PRODUCTS & PAPER—0.38%
International Paper Co.
6.75%, 09/01/11	200,000	219,273
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	111,530
Weyerhaeuser Co.
6.75%, 03/15/12	400,000	439,335

		770,138

GAS—0.08%
KeySpan Corp.
7.63%, 11/15/10	150,000	171,203

		171,203

HEALTH CARE-PRODUCTS—0.09%
Johnson & Johnson
4.95%, 05/15/33	200,000	188,149

		188,149

HEALTH CARE-SERVICES—0.10%
Anthem Inc.
6.80%, 08/01/12	100,000	110,896
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	97,040

		207,936

INSURANCE—0.58%
Allstate Corp.
7.20%, 12/01/09	250,000	276,267
American International Group Inc.
4.25%, 05/15/13	150,000	140,897
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	100,906
Hartford Life Inc.
7.38%, 03/01/31	100,000	119,903
ING Capital Funding Trust III
8.44%, 10/31/49	100,000	117,085
MetLife Inc.
5.38%, 12/15/12	200,000	204,292
Progessive Corp.
6.63%, 03/01/29	100,000	111,892
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	103,182

		1,174,424

INVESTMENT COMPANIES—0.12%
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	249,758

		249,758

MACHINERY—0.18%
Caterpillar Inc.
7.25%, 09/15/09	250,000	275,188
General Electric Co.
5.00%, 02/01/13	100,000	99,855

		375,043

MANUFACTURING—0.10%
Tyco International Group SA
6.38%, 10/15/11	200,000	213,510

		213,510

MEDIA—0.85%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	382,229
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	144,371
Cox Communications Inc. Class A
5.50%, 10/01/15	100,000	96,752
News America Holdings
8.00%, 10/17/16	100,000	118,174
News America Inc.
6.20%, 12/15/34 (2)	100,000	98,877
TCI Communications Inc.
8.75%, 08/01/15	350,000	437,696
Time Warner Entertainment Co.
8.38%, 03/15/23	200,000	245,055
Viacom Inc.
5.63%, 08/15/12	200,000	202,400

		1,725,554

MINING—0.26%
Alcan Inc.
4.88%, 09/15/12	150,000	149,780
Alcoa Inc.
7.38%, 08/01/10	250,000	281,100
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	98,801

		529,681

MULTI-NATIONAL—1.32%
Asian Development Bank
6.75%, 06/11/07	250,000	264,267
European Investment Bank
2.38%, 06/15/07	700,000	675,995
4.63%, 03/01/07	250,000	252,900
Inter-American Development Bank
7.38%, 01/15/10 (1)	750,000	845,648
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	647,406

		2,686,216

OIL & GAS—1.36%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	120,956

Apache Finance Canada
7.75%, 12/15/29	100,000	131,004
BP Capital Markets PLC
2.35%, 06/15/06	150,000	147,143
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	118,933
Conoco Funding Co.
5.45%, 10/15/06	200,000	204,274
6.35%, 10/15/11	300,000	326,960
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	275,257
Marathon Oil Corp.
6.13%, 03/15/12	150,000	160,123
Norsk Hydro ASA
6.36%, 01/15/09	140,000	148,812
Occidental Petroleum Corp.
7.38%, 11/15/08	100,000	109,327
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	160,500
9.38%, 12/02/08 (2)	150,000	169,275
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	266,095
Texaco Capital Inc.
5.50%, 01/15/09	150,000	155,747
Valero Energy Corp.
6.88%, 04/15/12	250,000	277,492

		2,771,898

PHARMACEUTICALS—0.23%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	150,000	156,673
Pharmacia Corp.
6.50%, 12/01/18	150,000	168,101
Wyeth
5.50%, 03/15/13	150,000	152,478

		477,252

PIPELINES—0.21%
Duke Energy Field Services Corp.
7.88%, 08/16/10	150,000	170,329
Kinder Morgan Energy Partners LP
5.35%, 08/15/07	150,000	151,787
KN Energy Inc.
7.25%, 03/01/28	100,000	113,198

		435,314

REAL ESTATE—0.08%
EOP Operating LP
7.00%, 07/15/11	150,000	165,195

		165,195

REAL ESTATE INVESTMENT TRUSTS—0.20%
Boston Properties Inc.
6.25%, 01/15/13	200,000	213,931
Simon Property Group LP
5.63%, 08/15/14	200,000	200,924

		414,855

RETAIL—0.31%
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	128,376
Target Corp.
7.00%, 07/15/31 (1)	150,000	180,278
Wal-Mart Stores Inc.
7.55%, 02/15/30	250,000	321,952

		630,606

SAVINGS & LOANS—0.25%
Washington Mutual Bank
5.65%, 08/15/14	250,000	254,343
Washington Mutual Inc.
7.50%, 08/15/06	250,000	260,556

		514,899

TELECOMMUNICATIONS—2.08%
AT&T Wireless Services Inc.
7.88%, 03/01/11	500,000	568,697
BellSouth Corp.
5.20%, 09/15/14	250,000	247,312
6.88%, 10/15/31	150,000	166,969

British Telecom PLC
8.88%, 12/15/30	100,000	133,249
Deutsche Telekom International Finance AG
8.50%, 06/15/10	300,000	345,024
France Telecom SA
8.00%, 03/01/11	150,000	171,635
GTE Corp.
7.51%, 04/01/09	150,000	164,563
Koninklijke KPN NV
8.00%, 10/01/10	150,000	171,321
Motorola Inc.
7.63%, 11/15/10	100,000	112,366
SBC Communications Inc.
5.10%, 09/15/14	300,000	292,404
6.25%, 03/15/11	250,000	265,284
Sprint Capital Corp.
6.88%, 11/15/28	150,000	160,589
8.38%, 03/15/12 (1)	150,000	175,305
Telecom Italia Capital SA Series B
5.25%, 11/15/13	150,000	148,194
Telefonica Europe BV
8.25%, 09/15/30	150,000	197,681
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	237,278
Verizon New York Inc.
7.38%, 04/01/32	150,000	168,341
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	154,013
Verizon Wireless Inc.
5.38%, 12/15/06	150,000	152,812
Vodafone Group PLC
7.75%, 02/15/10	200,000	225,884

		4,258,921

TRANSPORTATION—0.52%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	277,462
Canadian National Railway Co.
6.45%, 07/15/06	200,000	205,576
CSX Corp.
7.95%, 05/01/27	100,000	125,836
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	180,515
Union Pacific Corp.
6.79%, 11/09/07	250,000	264,532

		1,053,921

TOTAL CORPORATE BONDS & NOTES (Cost: $50,057,290)		50,823,823

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—2.00%
MORTGAGE-BACKED SECURITIES—2.00%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	800,000	874,083
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3
6.38%, 12/16/35	1,000,000	1,073,739
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	800,000	886,007
Morgan Stanley Capital I Series 2004-HQ3 Class A2
4.05%, 01/13/41	1,180,000	1,146,918
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class A3
6.46%, 02/15/33	100,000	104,250

		4,084,997

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $4,232,780)		4,084,997

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.19%
ILLINOIS—0.10%
Illinois State, Pension Funding
5.10%, 06/01/33 (1)	200,000	190,858

		190,858

NEW JERSEY—0.09%
New Jersey State Turnpike Authority, Turnpike Revenue
4.25%, 01/01/16	200,000	188,944

		188,944

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $375,108)		379,802

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(7)—1.75%
British Columbia (Province of)
6.50%, 01/15/26	100,000	117,572
Finland (Republic of)
6.95%, 02/15/26	100,000	123,343
Hydro-Quebec
6.30%, 05/11/11	150,000	162,212
Israel (State of)
4.63%, 06/15/13 (1)	100,000	96,028
Italy (Republic of)
4.38%, 10/25/06	250,000	251,309
6.00%, 02/22/11	450,000	482,207
6.88%, 09/27/23	200,000	237,718
Korea Development Bank
5.25%, 11/16/06	150,000	152,278
Manitoba (Province of)
4.25%, 11/20/06	250,000	251,579
Mexico Government International Bond
9.88%, 01/15/07	100,000	109,100
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	158,759
Ontario (Province of)
5.50%, 10/01/08	200,000	207,527
Quebec (Province of)
5.75%, 02/15/09 (1)	150,000	156,644
6.13%, 01/22/11	150,000	160,599
United Mexican States
6.38%, 01/16/13	600,000	622,500
8.13%, 12/30/19	250,000	286,500

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $3,514,602)		3,575,875

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—70.12%
MORTGAGE-BACKED SECURITIES—35.46%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	3,787,158	3,626,376
4.50%, 04/01/18	1,605,247	1,574,716
4.50%, 11/01/18	1,197,140	1,174,371
4.50%, 01/01/19	227,267	222,944
4.50%, 02/01/19	3,044,573	2,986,668
5.00%, 10/01/18	1,896,400	1,899,479
5.50%, 12/01/18	3,120,391	3,188,056
5.50%, 04/01/33	2,431,407	2,442,190
5.50%, 03/01/34	5,277,219	5,294,443
6.00%, 08/01/34	5,850,602	5,989,838
6.50%, 06/01/31	437,606	454,920
8.00%, 12/01/24	1,328,390	1,436,357
Federal National Mortgage Association
5.00%, 01/01/19	5,105,931	5,108,714
5.00%, 03/01/34	9,602,314	9,415,072
5.50%, 07/01/33	2,730,129	2,739,268
5.50%, 03/01/34	123,511	123,775
5.50%, 06/01/34	461,515	462,501
5.50%, 08/01/34	543,477	544,802
5.50%, 09/01/34	642,667	644,040
5.50%, 10/01/34	1,138,495	1,140,927
5.50%, 11/01/34	4,610,353	4,620,199
5.50%, 01/01/35	1,000,100	1,002,236
5.50%, 02/01/35	1,000,099	1,002,298
6.00%, 07/01/34	1,896,511	1,938,997
6.00%, 09/01/34	2,666,527	2,726,263
6.50%, 01/01/29	5,807,648	6,050,258
7.00%, 02/01/32	489,822	516,631
Government National Mortgage Association
5.50%, 09/15/34	2,000,199	2,020,191
7.50%, 12/15/23	1,941,547	2,096,518

		72,443,048

U.S. GOVERNMENT AGENCY OBLIGATIONS—11.83%
Federal Home Loan Bank
5.38%, 05/15/06	1,000,000	1,017,215
5.75%, 05/15/12	700,000	747,939
5.95%, 07/28/08	1,500,000	1,580,232
Federal Home Loan Mortgage Corp.
3.50%, 09/15/07 (1)	1,000,000	987,902
4.75%, 10/11/12	1,000,000	983,975
5.50%, 07/15/06	5,600,000	5,718,031
6.25%, 07/15/32 (1)	320,000	368,664
Federal National Mortgage Association
2.25%, 05/15/06 (1)	1,000,000	983,492
4.63%, 10/15/13 (1)	1,000,000	986,346
5.25%, 06/15/06	2,000,000	2,033,312
5.25%, 01/15/09	1,500,000	1,545,994
5.38%, 11/15/11	1,000,000	1,037,973
6.00%, 05/15/08	2,000,000	2,101,376
6.25%, 02/01/11 (1)	1,000,000	1,068,534
7.25%, 01/15/10	1,000,000	1,116,418
Financing Corp.
8.60%, 09/26/19	650,000	879,400
Tennessee Valley Authority
6.25%, 12/15/17	400,000	447,100
7.13%, 05/01/30	450,000	572,366

		24,176,269

U.S. GOVERNMENT SECURITIES—22.83%
U.S. Treasury Bonds
5.25%, 02/15/29	550,000	579,154
5.38%, 02/15/31 (1)	2,020,000	2,201,564
6.25%, 08/15/23 (1)	1,000,000	1,164,336
6.38%, 08/15/27	900,000	1,081,300
7.25%, 05/15/16	1,000,000	1,226,289
7.63%, 02/15/25 (1)	1,500,000	2,020,957
8.00%, 11/15/21	1,000,000	1,357,969
8.75%, 05/15/17	500,000	687,051
8.75%, 05/15/20 (1)	2,000,000	2,843,984
9.13%, 05/15/18 (1)	500,000	714,355
12.50%, 08/15/14	400,000	531,953
U.S. Treasury Notes
3.13%, 01/31/07 (1)	3,700,000	3,658,086
3.38%, 02/15/08 (1)	1,800,000	1,773,000
3.63%, 07/15/09 (1)	1,300,000	1,274,863
4.25%, 11/15/14 (1)	3,350,000	3,280,776
4.38%, 05/15/07 (1)	4,200,000	4,246,922
4.63%, 05/15/06	300,000	303,598
4.75%, 05/15/14 (1)	3,900,000	3,973,125
4.88%, 02/15/12	2,400,000	2,478,281
5.63%, 05/15/08 (1)	6,200,000	6,498,133
6.00%, 08/15/09 (1)	1,100,000	1,182,070
6.50%, 10/15/06	2,900,000	3,021,098
6.50%, 02/15/10 (1)	500,000	550,566

		46,649,430

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $143,039,911)		143,268,747

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—21.69%
COMMERCIAL PAPER—4.98% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$75,758	74,873
Amsterdam Funding Corp.
2.75%—2.80%, 04/11/05—04/20/05	1,287,301	1,285,887
ANZ National Bank Ltd.
2.94%, 08/15/05	91,130	90,119
Bryant Park Funding LLC
2.75%—2.80%, 04/18/05—05/03/05	154,921	154,675
Cantabric Finance LLC
2.80%, 04/29/05	98,420	98,206
Chariot Funding LLC
2.70%, 04/06/05	49,210	49,192
Chesham Finance LLC
2.71%—2.80%, 04/07/05—04/18/05	184,082	183,926
Corporate Asset Funding
2.75%, 05/05/05	127,582	127,250
CRC Funding LLC
2.74%, 04/28/05	91,130	90,943
DEPFA Bank PLC
2.28%, 05/03/05	91,130	90,946

Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	619,683	616,718
Fairway Finance LLC
3.15%, 09/15/05	162,129	159,760
Falcon Asset Securitization Corp.
2.75%, 04/14/05	72,904	72,832
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	226,002	225,553
Fortis Funding LLC
2.35%, 05/09/05	255,164	254,531
General Electric Capital Corp.
2.74%, 07/07/05	91,130	90,458
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	518,084	517,095
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	546,779	540,055
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	1,408,336	1,406,561
Kitty Hawk Funding Corp.
2.75%, 04/15/05	254,134	253,862
Liberty Street Funding Corp.
2.80%, 04/20/05	91,369	91,234
Moat Funding LLC
2.74%, 05/02/05	127,582	127,281
Mortgage Interest Networking Trust
2.77%, 04/13/05	151,276	151,136
New Center Asset Trust
2.80%, 04/15/05	182,260	182,061
Nordea North America Inc.
2.74%, 07/11/05	91,130	90,429
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	207,895	207,638
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	586,822	585,982
Polonius Inc.
2.82%, 04/28/05	151,276	150,956
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	156,969	156,812
Ranger Funding Co. LLC
2.75%, 04/14/05	273,390	273,119
Santander Central Hispano
2.75%, 07/08/05	227,825	226,122
Scaldis Capital LLC
2.75%, 07/08/05	45,616	45,274
Societe Generale
2.75%, 05/03/05	164,034	163,633
Sydney Capital Corp.
2.75%, 04/12/05	318,171	317,904
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	158,566	158,332
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	158,810	158,649
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	118,857	118,739
Tulip Funding Corp.
2.71%, 04/08/05	150,720	150,640
Variable Funding Capital Corp.
2.80%, 04/20/05	140,340	140,133
Yorktown Capital LLC
2.80%, 04/20/05	286,148	285,726

		10,165,242

FLOATING RATE NOTES—7.08% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (2)	83,840	83,842
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	637,909	638,013
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	118,469	118,443
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (2)	592,344	592,391
BMW US Capital LLC
2.82%, 04/18/06 (2)	182,260	182,260
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	619,683	619,577
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (2)	546,779	546,757
Commodore CDO Ltd.
3.08%, 12/12/05	45,565	45,565
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	546,779	546,708

DEPFA Bank PLC
2.99%, 12/15/05	182,260	182,260
Dorada Finance Inc.
2.66%, 07/29/05 (2)	151,276	151,261
Fairway Finance LLC
2.80%, 06/20/05	91,130	91,128
Fifth Third Bancorp
2.81%, 02/23/06 (2)	364,520	364,520
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (2)	236,938	236,948
General Electric Capital Corp.
2.86%, 03/09/06	82,017	82,121
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	66,548	66,548
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	118,469	118,469
Hartford Life Global Funding Trust
2.80%, 02/15/06	182,260	182,260
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	546,779	546,780
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (2)	820,169	820,181
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (2)	191,373	191,373
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (2)	747,265	747,432
Lothian Mortgages PLC
2.84%, 01/24/06 (2)	364,520	364,520
Marshall & Ilsley Corp.
2.95%, 02/20/06	182,260	182,454
MetLife Funding Inc.
2.74%, 03/06/06 (2)	273,390	273,390
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	455,649	455,622
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (2)	674,361	674,490
Norddeutsche Landesbank
2.63%, 07/27/05	182,260	182,239
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (2)	546,779	546,780
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	647,022	647,023
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (2)	100,243	100,223
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (2)	929,525	929,560
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (2)	560,813	560,795
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	546,779	546,780
Wells Fargo & Co.
2.78%, 03/15/06 (2)	91,130	91,142
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (2)	637,909	637,861
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (2)	918,589	918,530
Winston Funding Ltd.
2.75%, 04/25/05 (2)	130,133	130,133
World Savings Bank
2.71%, 09/09/05	63,791	63,788

		14,460,167

MONEY MARKET FUNDS—1.50%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (4)	729,039	729,039
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (4)	2,235,502	2,235,502
BlackRock Temp Cash Money Market Fund (3)	33,990	33,990
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	76,399	76,399

		3,074,930

REPURCHASE AGREEMENTS—5.08% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $4,010,038 and effective yields of 2.89% - 2.90%. (5)	$4,009,716	4,009,716
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $3,645,488 and an effective yield of 2.89%. (5)	3,645,196	3,645,196

Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $2,734,116 and an effective yield of 2.89%. (5)	2,733,897	2,733,897

		10,388,809

TIME DEPOSITS—2.81% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	127,582	127,581
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	182,260	182,260
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	255,164	255,164
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	236,938	236,938
First Tennessee Bank
2.77%, 04/15/05	91,130	91,130
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	226,002	226,002
Natexis Banques
2.98%, 08/18/05	182,260	182,260
Norddeutsche Landesbank
2.11%, 06/07/05	182,260	182,253
Rabobank Nederland NV NY
2.84%, 04/01/05	1,341,077	1,341,077
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	446,536	446,537
SunTrust Bank
2.68%, 05/03/05	182,260	182,244
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	619,683	619,664
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	328,068	328,066
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	902,186	902,186
Wells Fargo Bank N.A.
2.79%, 04/15/05	182,260	182,259
World Savings Bank
2.75%, 05/03/05	255,164	255,164

		5,740,785

U.S. GOVERNMENT AGENCY NOTES—0.24% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	218,444	218,148
Federal National Mortgage Association
2.33%, 07/22/05	273,390	271,412

		489,560

TOTAL SHORT-TERM INVESTMENTS (Cost: $44,319,493)		44,319,493

TOTAL INVESTMENTS IN SECURITIES — 120.62% (Cost: $245,539,184) (6)		246,452,737

Other Assets, Less Liabilities — (20.62%)		(42,124,189)

NET ASSETS — 100.00%		$204,328,548

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Master Portolio’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(6)	The cost of investments for federal income tax purposes was $245,590,092. Net unrealized appreciation aggregated $862,645, of which $3,215,381 represented gross unrealized appreciation on securities and $2,352,736 represented gross unrealized depreciation on securities.
(7)	Investments are denominated in U.S. dollars.

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—41.16%
AEROSPACE & DEFENSE—0.07%
Armor Holdings Inc.
8.25%, 08/15/13	$500,000	$538,750

		538,750

AGRICULTURE—0.21%
Monsanto Co.
7.38%, 08/15/12	1,500,000	1,727,599

		1,727,599

AIRLINES—0.38%
Continental Airlines Inc. Series 1997-4 Class 4A
6.90%, 01/02/18	1,987,098	1,949,802
Continental Airlines Inc. Series 2000-2 Class A1
7.71%, 04/02/21	1,153,293	1,127,483

		3,077,285

AUTO MANUFACTURERS—0.68%
DaimlerChrysler NA Holding Corp.
4.13%, 03/07/07	2,000,000	1,971,880
4.75%, 01/15/08	1,000,000	995,265
6.50%, 11/15/13	2,500,000	2,599,937

		5,567,082

BANKS—1.81%
Bank of America Corp.
7.80%, 02/15/10	4,500,000	5,093,878
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	3,040,077
Popular North America Inc.
6.13%, 10/15/06	1,750,000	1,797,320
Wachovia Corp.
7.50%, 07/15/06	2,000,000	2,085,346
Wells Fargo
4.13%, 03/10/08	2,750,000	2,726,394

		14,743,015

BIOTECHNOLOGY—0.27%
Amgen Inc.
4.85%, 11/18/14 (1)	2,250,000	2,209,203

		2,209,203

BUILDING MATERIALS—0.19%
Masco Corp.
5.88%, 07/15/12	1,500,000	1,560,763

		1,560,763

CHEMICALS—0.37%
Dow Chemical Co. (The)
7.38%, 11/01/29	1,250,000	1,523,026
Eastman Chemical Co.
7.60%, 02/01/27	500,000	604,900
Equistar Chemicals Funding
10.63%, 05/01/11	500,000	561,250
Huntsman ICI Chemicals
10.13%, 07/01/09	305,000	317,200

		3,006,376

COMMERCIAL SERVICES—0.65%
Cendant Corp.
6.25%, 01/15/08	4,000,000	4,163,392
7.38%, 01/15/13	1,000,000	1,129,720

		5,293,112

DISTRIBUTION & WHOLESALE—0.05%
Wesco Distribution Inc.
9.13%, 06/01/08	433,000	446,172

		446,172

DIVERSIFIED FINANCIAL SERVICES—9.25%
Alamosa Delaware Inc.
8.50%, 01/31/12	500,000	518,125
Boeing Capital Corp.
6.50%, 02/15/12	1,750,000	1,898,568
CIT Group Inc.
5.75%, 09/25/07	5,000,000	5,149,560
Countrywide Home Loans Inc.
5.50%, 02/01/07	3,000,000	3,057,846
5.63%, 05/15/07	1,500,000	1,536,523
Ford Motor Credit Co.
5.80%, 01/12/09	7,000,000	6,685,532
6.88%, 02/01/06	2,000,000	2,027,196

General Electric Capital Corp.
2.80%, 01/15/07	6,500,000	6,354,120
3.45%, 07/16/07	6,000,000	5,889,426
General Motors Acceptance Corp.
6.75%, 01/15/06	1,000,000	1,006,963
7.25%, 03/02/11	850,000	789,180
7.75%, 01/19/10	4,025,000	3,865,996
Global Cash Access LLC
8.75%, 03/15/12	500,000	530,000
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,921,610
5.13%, 01/15/15	3,500,000	3,417,099
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,964,276
HSBC Finance Corp.
4.13%, 03/11/08	2,000,000	1,984,792
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	5,500,000	5,428,593
4.80%, 03/13/14	1,000,000	964,490
Meridian Funding Co. LLC
2.75%, 10/06/08 (1)	3,000,000	2,998,008
Merrill Lynch & Co. Inc.
2.80%, 10/19/07	8,000,000	8,005,712
SLM Corp.
5.63%, 04/10/07 (2)	7,500,000	7,691,632
Technical Olympic USA Inc.
9.00%, 07/01/10	500,000	517,500

		75,202,747

ELECTRIC—2.90%
AES Corp.
8.75%, 05/15/13 (1)	500,000	545,000
Constellation Energy Group Inc.
6.35%, 04/01/07	1,500,000	1,555,315
7.00%, 04/01/12	1,500,000	1,668,019
Exelon Generation Co. LLC
5.35%, 01/15/14	1,500,000	1,505,499
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,545,548
8.63%, 04/15/31	700,000	929,536
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,274,870
TXU Corp.
5.55%, 11/15/14 (1)	8,500,000	8,064,894
TXU Energy Co.
6.13%, 03/15/08	3,750,000	3,888,859
7.00%, 03/15/13	1,500,000	1,641,566

		23,619,106

ELECTRICAL COMPONENTS & EQUIPMENT—0.06%
Rayovac Corp.
8.50%, 10/01/13	500,000	515,000

		515,000

ENTERTAINMENT—0.13%
Gaylord Entertainment Co.
8.00%, 11/15/13	500,000	517,500
Pinnacle Entertainment Inc.
8.25%, 03/15/12	500,000	500,000

		1,017,500

FOOD—0.55%
Delhaize America Inc.
8.13%, 04/15/11	2,000,000	2,223,042
SUPERVALU Inc.
7.88%, 08/01/09	2,000,000	2,239,212

		4,462,254

FOREST PRODUCTS & PAPER—0.88%
Georgia Pacific Corp.
8.13%, 05/15/11 (2)	1,500,000	1,653,750
Westvaco Corp.
8.20%, 01/15/30	2,000,000	2,526,800
Weyerhaeuser Co.
6.13%, 03/15/07	2,204,000	2,280,463
7.38%, 03/15/32	600,000	701,463

		7,162,476

HEALTH CARE-SERVICES—1.39%
Coventry Health Care Inc.
5.88%, 01/15/12 (1)	1,000,000	1,000,000
6.13%, 01/15/15 (1)	750,000	749,063

Humana Inc.
7.25%, 08/01/06	1,000,000	1,035,931
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,555,889
4.88%, 03/15/15	1,250,000	1,221,540
5.00%, 08/15/14	2,500,000	2,477,750
WellPoint Inc.
5.00%, 12/15/14 (1)	1,250,000	1,226,386

		11,266,559

HOME BUILDERS—0.40%
D.R. Horton Inc.
6.88%, 05/01/13	500,000	518,750
Pulte Homes Inc.
6.00%, 02/15/35	400,000	363,050
7.88%, 08/01/11	2,100,000	2,351,544

		3,233,344

HOUSEHOLD PRODUCTS & WARES—0.65%
Clorox Co.
3.13%, 12/14/07 (1)	5,250,000	5,255,476

		5,255,476

INSURANCE—3.68%
AIG SunAmerica Global Finance IX
5.10%, 01/17/07 (1)	5,000,000	5,077,950
Allstate Financial Global Funding
2.50%, 06/20/08 (1)	4,970,000	4,669,166
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,382,178
ASIF Global Financing XVII
3.85%, 11/26/07 (1)	5,250,000	5,179,955
Berkshire Hathaway Finance Corp.
2.66%, 01/11/08 (1)	1,400,000	1,400,498
Cincinnati Financial Corp.
6.13%, 11/01/34 (1)	1,400,000	1,410,441
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,144,876
Markel Corp.
7.35%, 08/15/34	1,000,000	1,091,650
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,596,575

		29,953,289

IRON & STEEL—0.25%
International Steel Group Inc.
6.50%, 04/15/14	2,000,000	2,040,000

		2,040,000

LODGING—1.15%
Harrah’s Operating Co. Inc.
5.50%, 07/01/10	1,750,000	1,780,265
7.13%, 06/01/07	3,650,000	3,835,219
Marriott International Inc.
7.00%, 01/15/08	3,530,000	3,748,916

		9,364,400

MACHINERY—0.07%
Columbus McKinnon Corp.
10.00%, 08/01/10	500,000	543,750

		543,750

MANUFACTURING—0.49%
Tyco International Group SA
6.38%, 10/15/11	2,500,000	2,668,875
6.88%, 01/15/29	1,200,000	1,345,082

		4,013,957

MEDIA—1.32%
Charter Communications Holdings LLC
8.63%, 04/01/09	500,000	386,250
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	3,500,000	4,158,816
Cox Communications Inc.
7.13%, 10/01/12	1,000,000	1,090,594
7.75%, 08/15/06	1,000,000	1,043,739
CSC Holdings Inc.
7.63%, 04/01/11	500,000	520,000
Dex Media East LLC
12.13%, 11/15/12	325,000	385,125
Walt Disney Co. (The)
6.38%, 03/01/12	1,500,000	1,612,452
6.75%, 03/30/06	1,000,000	1,026,567
XM Satellite Radio Inc.
8.24%, 05/01/09	500,000	507,500

		10,731,043

MINING—0.07%
Phelps Dodge Corp.
8.75%, 06/01/11	500,000	598,727

		598,727

OFFICE & BUSINESS EQUIPMENT—0.07%
Xerox Corp.
9.75%, 01/15/09	500,000	563,750

		563,750

OIL & GAS—1.66%
Amerada Hess Corp.
7.88%, 10/01/29	1,100,000	1,314,779
Burlington Resources Finance Co.
7.20%, 08/15/31	1,250,000	1,486,668
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	505,000
ConocoPhillips Holding Co.
6.95%, 04/15/29	2,600,000	3,099,268
Devon Financing Corp. ULC
7.88%, 09/30/31	1,250,000	1,557,044
Enterprise Products Operating LP
4.63%, 10/15/09	2,000,000	1,951,738
5.75%, 03/01/35 (1)	1,500,000	1,352,378
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,087,000
8.63%, 02/01/22	1,000,000	1,136,250

		13,490,125

PIPELINES—0.58%
ANR Pipeline Co.
8.88%, 03/15/10	500,000	540,706
Duke Capital LLC
5.67%, 08/15/14	2,000,000	2,011,280
Kinder Morgan Energy Partners LP
7.13%, 03/15/12	1,500,000	1,664,004
Utilicorp United Inc.
7.63%, 11/15/09	500,000	512,500

		4,728,490

REAL ESTATE INVESTMENT TRUSTS—1.33%
Duke Realty LP
3.31%, 12/22/06	4,250,000	4,250,506
iStar Financial Inc.
5.13%, 04/01/11	1,500,000	1,464,177
5.15%, 03/01/12	1,000,000	967,407
Simon Property Group LP
6.38%, 11/15/07	3,941,000	4,105,864

		10,787,954

RETAIL—0.94%
Denny’s Corp./Holdings Inc.
10.00%, 10/01/12 (1)	500,000	525,000
Limited Brands Inc.
6.13%, 12/01/12	1,900,000	1,978,738
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,262,920
8.88%, 04/15/11	1,550,000	1,857,167

		7,623,825

TELECOMMUNICATIONS—6.11%
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,321,787
AT&T Wireless Services Inc.
7.88%, 03/01/11	2,000,000	2,274,786
CenturyTel Inc.
7.88%, 08/15/12	3,750,000	4,230,555
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,714,871
Nextel Communications Inc.
5.95%, 03/15/14	2,200,000	2,189,000
NTL Cable PLC
8.75%, 04/15/14 (1)	500,000	538,750
SBC Communications Inc.
4.13%, 09/15/09	3,500,000	3,404,181
Sprint Capital Corp.
6.00%, 01/15/07	9,000,000	9,251,802
6.88%, 11/15/28	1,000,000	1,070,591
Telecom Italia Capital SA
4.95%, 09/30/14 (1)	4,250,000	4,071,101
6.00%, 09/30/34 (1)	2,250,000	2,178,747

TELUS Corp.
7.50%, 06/01/07	3,600,000	3,831,930
Verizon New York Inc.
7.38%, 04/01/32	1,750,000	1,963,976
Verizon New York Inc. Class A
6.88%, 04/01/12	7,000,000	7,630,091

		49,672,168

TRANSPORTATION—2.55%
Burlington Northern and Santa Fe Railway Co.
4.88%, 01/15/15	1,250,000	1,215,216
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	1,500,000	1,585,407
7.88%, 04/15/07	4,850,000	5,169,848
CNF Inc.
6.70%, 05/01/34	2,500,000	2,695,705
FedEx Corp.
2.65%, 04/01/07	8,250,000	7,994,613
Norfolk Southern Corp.
7.25%, 02/15/31	1,250,000	1,499,001
8.63%, 05/15/10	500,000	586,137

		20,745,927

TOTAL CORPORATE BONDS & NOTES (Cost: $341,557,814)		334,761,224

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—4.66%
MORTGAGE-BACKED SECURITIES—4.66%
Bank of America Alternative Loan Trust, Series 2003-5, Class 2A1
5.00%, 07/25/18	4,625,419	4,489,393
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5A1
5.00%, 08/25/19	5,741,070	5,687,248
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A2
4.17%, 07/10/37	3,200,000	3,150,309
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC3, Class A2
6.04%, 11/15/35	2,100,000	2,187,183
Master Asset Securitization Trust, Series 2003-10, Class 3A1
5.50%, 11/25/33	10,080,501	10,035,895
Master Asset Securitization Trust, Series 2003-5, Class 4A4
5.50%, 06/25/33	3,470,323	3,462,372
MASTR Adjustable Rate Mortgages Trust, Series 2004-11, Class 2A1
3.23%, 11/25/34	864,605	866,155
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A2
4.35%, 02/12/42	3,000,000	2,967,452
Residential Funding Mortgage Securities I, Series 2003-S15, Class A1
4.50%, 08/25/18	2,486,737	2,417,638
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-10, Class A1
4.50%, 09/25/18	2,687,656	2,642,617

		37,906,262

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $38,001,156)		37,906,262

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(9)—0.63%
United Mexican States
8.38%, 01/14/11	4,500,000	5,121,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $5,270,810)		5,121,000

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—48.29%
MORTGAGE-BACKED SECURITIES—33.03%
Federal Home Loan Mortgage Corp.
5.00%, 06/15/24	10,390,413	10,491,752
5.00%, 10/01/33	9,124,459	8,953,050

5.00%, 03/01/34	5,035,341	4,929,950
5.00%, 04/01/35 (3)	9,000,000	8,803,125
5.50%, 05/01/34	100,009	100,336
5.50%, 10/01/34	6,000,596	6,020,181
5.50%, 02/01/35	11,001,091	11,037,240
6.00%, 08/01/34	38,527,038	39,443,931
6.00%, 04/01/35 (3)	25,000,000	25,578,125
Federal National Mortgage Association
5.00%, 06/15/16	9,543,381	9,683,019
5.00%, 04/01/18 (3)	21,900,000	21,879,458
5.00%, 09/01/18	12,270,035	12,276,723
5.00%, 03/01/34	8,174,462	8,015,062
5.00%, 04/01/35 (3)	10,500,000	10,263,750
5.50%, 09/01/19	6,963,273	7,101,085
5.50%, 10/01/19	5,658,186	5,770,169
5.50%, 07/01/33	29,696,464	29,794,794
5.50%, 01/01/34	10,417,435	10,451,929
5.50%, 03/01/35	1,800,002	1,803,958
6.50%, 09/01/34	15,413,976	16,003,286
Government National Mortgage Association
5.50%, 04/01/35 (3)	20,000,000	20,175,000

		268,575,923

U.S. GOVERNMENT AGENCY OBLIGATIONS—5.94%
Federal Home Loan Mortgage Corp.
4.00%, 01/15/19	3,000,000	2,979,296
Federal National Mortgage Association
4.50%, 12/25/12	1,528,000	1,530,934
5.00%, 05/15/22	29,500,000	29,805,676
5.00%, 01/25/25	13,800,000	13,976,445

		48,292,351

U.S. GOVERNMENT SECURITIES—9.32%
U.S. Treasury Bonds
5.38%, 02/15/31 (2)	34,050,000	37,110,516
6.13%, 08/15/29	7,800,000	9,187,246
U.S. Treasury Notes
1.63%, 02/28/06 (4)	100,000	98,406
2.63%, 05/15/08 (4)	398,000	382,329
3.13%, 04/15/09 (4)	605,000	583,423
4.00%, 02/15/14 (2)	29,500,000	28,468,651

		75,830,571

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $396,253,588)		392,698,845

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—22.83%
COMMERCIAL PAPER—2.08% (5)
Amstel Funding Corp.
2.95%, 08/19/05	126,123	124,668
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	2,143,118	2,140,762
ANZ National Bank Ltd.
2.94%, 08/15/05	151,714	150,032
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	257,914	257,505
Cantabric Finance LLC
2.80%, 04/29/05	163,852	163,495
Chariot Funding LLC
2.70%, 04/06/05	81,926	81,895
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	306,463	306,203
Corporate Asset Funding
2.75%, 05/05/05	212,400	211,849
CRC Funding LLC
2.74%, 04/28/05	151,714	151,403
DEPFA Bank PLC
2.28%, 05/03/05	151,714	151,408
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	1,031,658	1,026,722
Fairway Finance LLC
3.15%, 09/15/05	269,915	265,971
Falcon Asset Securitization Corp.
2.75%, 04/14/05	121,372	121,251
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	376,252	375,504

Fortis Funding LLC
2.35%, 05/09/05	424,800	423,747
General Electric Capital Corp.
2.74%, 07/07/05	151,714	150,594
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 – 05/03/05	862,515	860,867
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 – 09/09/05	910,286	899,092
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 – 04/28/05	2,344,619	2,341,661
Kitty Hawk Funding Corp.
2.75%, 04/15/05	423,086	422,634
Liberty Street Funding Corp.
2.80%, 04/20/05	152,112	151,887
Moat Funding LLC
2.74%, 05/02/05	212,400	211,899
Mortgage Interest Networking Trust
2.77%, 04/13/05	251,846	251,613
New Center Asset Trust
2.80%, 04/15/05	303,429	303,098
Nordea North America Inc.
2.74%, 07/11/05	151,714	150,548
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 – 04/21/05	346,106	345,677
Park Granada LLC
2.76% - 2.81%, 04/11/05 – 04/29/05	976,950	975,552
Polonius Inc.
2.82%, 04/28/05	251,846	251,313
Preferred Receivables Funding Corp.
2.75%, 04/13/05 – 04/15/05	261,325	261,062
Ranger Funding Co. LLC
2.75%, 04/14/05	455,143	454,692
Santander Central Hispano
2.75%, 07/08/05	379,286	376,452
Scaldis Capital LLC
2.75%, 07/08/05	75,942	75,374
Societe Generale
2.75%, 05/03/05	273,086	272,418
Sydney Capital Corp.
2.75%, 04/12/05	529,696	529,251
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	263,983	263,593
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 – 04/19/05	264,390	264,120
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	197,875	197,679
Tulip Funding Corp.
2.71%, 04/08/05	250,920	250,788
Variable Funding Capital Corp.
2.80%, 04/20/05	233,640	233,295
Yorktown Capital LLC
2.80%, 04/20/05	476,383	475,679

		16,923,253

FLOATING RATE NOTES–2.96% (5)
Allstate Life Global Funding II
2.74%, 01/10/06 (1)	139,577	139,581
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 – 01/24/06	1,062,001	1,062,173
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 – 01/03/06	197,229	197,184
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 – 10/27/05 (1)	986,144	986,223
BMW US Capital LLC
2.82%, 04/18/06 (1)	303,429	303,429
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 – 12/14/05	1,031,658	1,031,483
CC USA Inc.
1.29% - 2.66%, 04/15/05 – 07/29/05 (1)	910,286	910,250
Commodore CDO Ltd.
3.08%, 12/12/05	75,857	75,858
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 – 10/17/05	910,286	910,167
DEPFA Bank PLC
2.99%, 12/15/05	303,429	303,429
Dorada Finance Inc.
2.66%, 07/29/05 (1)	251,846	251,821

Fairway Finance LLC
2.80%, 06/20/05	151,714	151,711
Fifth Third Bancorp
2.81%, 02/23/06 (1)	606,858	606,858
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (1)	394,457	394,473
General Electric Capital Corp.
2.86%, 03/09/06	136,543	136,717
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	110,790	110,790
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	197,229	197,229
Hartford Life Global Funding Trust
2.80%, 02/15/06	303,429	303,429
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	910,286	910,287
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (1)	1,365,430	1,365,451
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (1)	318,600	318,601
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (1)	1,244,058	1,244,336
Lothian Mortgages PLC
2.84%, 01/24/06 (1)	606,858	606,858
Marshall & Ilsley Corp.
2.95%, 02/20/06	303,429	303,751
MetLife Funding Inc.
2.74%, 03/06/06 (1)	455,143	455,143
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	758,572	758,528
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (1)	1,122,687	1,122,900
Norddeutsche Landesbank
2.63%, 07/27/05	303,429	303,395
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (1)	910,286	910,287
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	1,077,172	1,077,172
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (1)	166,886	166,853
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (1)	1,547,487	1,547,546
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (1)	933,650	933,620
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	910,286	910,286
Wells Fargo & Co.
2.78%, 03/15/06 (1)	151,714	151,735
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (1)	1,062,001	1,061,921
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (1)	1,529,281	1,529,178
Winston Funding Ltd.
2.75%, 04/25/05 (1)	216,648	216,648
World Savings Bank
2.71%, 09/09/05	106,200	106,195

		24,073,496

MONEY MARKET FUNDS—14.38%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5) (6)	1,213,716	1,213,716
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (6)	115,569,273	115,569,273
BlackRock Temp Cash Money Market Fund (5)	56,587	56,587
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (5)	127,192	127,192

		116,966,768

REPURCHASE AGREEMENTS—2.13% (5)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $6,675,971 and effective yields of 2.89% - 2.90%. (7)	$6,675,434	6,675,434
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $6,069,064 and an effective yield of 2.89%. (7)	6,068,577	6,068,577
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $4,551,798 and an effective yield of 2.89%. (7)	4,551,432	4,551,432

		17,295,443

TIME DEPOSITS—1.18% (5)
Abbey National Treasury Services PLC
1.39%, 04/08/05	212,400	212,400
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	303,429	303,429
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 – 08/23/05	424,800	424,801
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	394,457	394,458
First Tennessee Bank
2.77%, 04/15/05	151,714	151,714
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 – 12/14/05	376,252	376,251
Natexis Banques
2.98%, 08/18/05	303,429	303,429
Norddeutsche Landesbank
2.11%, 06/07/05	303,429	303,418
Rabobank Nederland NV NY
2.84%, 04/01/05	2,232,644	2,232,644
Societe Generale
2.81% - 2.83%, 04/01/05 – 05/03/05	743,401	743,400
SunTrust Bank
2.68%, 05/03/05	303,429	303,402
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 – 11/09/05	1,031,658	1,031,628
UBS AG
2.67% - 3.40%, 04/29/05 – 12/15/05	546,172	546,171
Washington Mutual Bank
2.81%, 05/02/05 – 05/03/05	1,501,973	1,501,973
Wells Fargo Bank N.A.
2.79%, 04/15/05	303,429	303,428
World Savings Bank
2.75%, 05/03/05	424,800	424,800

		9,557,346

U.S. GOVERNMENT AGENCY NOTES—0.10% (5)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 – 05/31/05	363,669	363,175
Federal National Mortgage Association
2.33%, 07/22/05	455,143	451,851

		815,026

TOTAL SHORT-TERM INVESTMENTS (Cost: $185,631,332)		185,631,332

TOTAL INVESTMENTS IN SECURITIES – 117.57% (Cost: $966,714,700) (8)		956,118,663

Other Assets, Less Liabilities – (17.57%)		(142,916,713)

NET ASSETS — 100.00%		$813,201,950

(1)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	To-be-announced (TBA). See Note 1.
(4)	These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(8)	The cost of investments for federal income tax purposes was $966,856,061. Net unrealized depreciation aggregated $10,737,398, of which $1,693,985 represented gross unrealized appreciation on securities and $12,431,383 represented gross unrealized depreciation on securities.
(9)	Investments are denominated in U.S. dollars.

See accompanying notes to schedules of investments.

As of March 31, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
U.S. 5-Year Note (06/30/05)	350	$37,482,813	$(207,979)
U.S. 10-Year Note (06/30/05)	335	36,603,984	(206,804)
U.S. 2-Year Note (06/30/05)	(4)	(827,563)	613
U.S. Long Bond (06/30/05)	(74)	(8,241,750)	(5,159)
90-Day Euro (03/13/06)	(210)	(50,200,500)	424,293

			$4,964

See accompanying notes to schedules of investments.

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Bear Stearns dated 7/9/04 to receive 4.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of the Dow Jones Credit Derivative Indexes North America High Yield Index. Expiring 12/20/09.	$3,000,000	$(3,000)

Agreement with Deutsche Bank AG dated 3/10/05 to receive 0.66% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Royal Caribbean Cruises Ltd. 8.75% due 2/2/11. Expiring 3/20/10.	5,000,000	(114,560)

Agreement with J.P. Morgan Chase & Co. dated 10/22/04 to receive 1.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Cummins, Inc. 7.125% due 3/1/28. Expiring 12/20/09.	3,500,000	40,854

Agreement with J.P. Morgan Chase & Co. dated 12/13/04 to receive 1.50% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 8.25% due 4/11/10. Expiring 3/20/10.	3,000,000	36,169

Agreement with J.P. Morgan Chase & Co. dated 12/2/04 to receive 1.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Altria Group, Inc. 7.00% due 11/4/13. Expiring 12/20/09.	1,250,000	22,610

Agreement with J.P. Morgan Chase & Co. dated 12/8/04 to receive 1.63% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 7.20% due 12/15/11. Expiring 3/20/10.	1,000,000	17,695

Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.95% due 4/25/14. Expiring 3/20/07.	2,000,000	4,124

Agreement with J.P. Morgan Chase & Co. dated 9/1/04 to receive 1.185% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	44,737

Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.32% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Chemical Co. 6.00% due 10/1/12. Expiring 3/20/05.	5,000,000	12,056

		$60,685

Swaptions
Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 6.4625%. Expiring 6/23/09.	18,200,000	$384,915

See accompanying notes to schedules of investments.

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—99.99% (1)

Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $84,619,793 and an effective yield of 2.89%.	$84,613,000	$84,613,000

Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $84,619,816 and an effective yield of 2.90%.	84,613,000	84,613,000

Goldman Sachs & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $84,619,793 and an effective yield of 2.89%.	84,613,000	84,613,000

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $84,619,769 and an effective yield of 2.88%.	84,613,000	84,613,000

Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $84,619,746 and an effective yield of 2.87%.	84,613,000	84,613,000

TOTAL REPURCHASE AGREEMENTS (Cost: $423,065,000)		423,065,000

TOTAL INVESTMENTS IN SECURITIES — 99.99% (Cost: $423,065,000) (2)		423,065,000

Other Assets, Less Liabilities — 0.01%		38,830

NET ASSETS — 100.00%		$423,103,830

(1)	See Note 1 for information regarding collateral.
(2)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Shares	Value
COMMON STOCKS—97.12%
AUSTRALIA—5.04%
Alumina Ltd.	15,835	$72,148
Amcor Ltd.	11,826	65,500
AMP Ltd.	24,895	136,343
Ansell Ltd.	1,967	14,972
Aristocrat Leisure Ltd.	3,949	31,097
Australia and New Zealand Banking Group Ltd.	24,826	395,990
Australian Gas & Light Co. Ltd.	5,914	64,962
Australian Stock Exchange Ltd.	1,448	22,693
AXA Asia Pacific Holdings Ltd.	8,980	29,175
BHP Billiton Ltd.	48,550	671,123
BHP Steel	10,153	68,329
Boral Ltd.	7,466	35,229
Brambles Industries Ltd. (1)	13,012	80,020
Centro Properties Group	11,124	44,574
Coca-Cola Amatil Ltd.	7,137	47,369
Cochlear Ltd.	673	17,076
Coles Myer Ltd.	15,915	115,847
Commonwealth Bank of Australia	17,241	466,254
Commonwealth Property Office Fund	21,676	20,792
Computershare Ltd.	5,242	22,748
CSL Ltd.	2,731	72,207
CSR Ltd.	12,165	23,149
DB RREEF Trust	31,681	31,614
Foster’s Group Ltd.	27,523	109,220
Futuris Corp. Ltd.	6,792	10,928
Gandel Retail Trust	22,899	28,164
General Property Trust	27,977	76,828
Harvey Normand Holdings Ltd.	6,411	13,440
Iluka Resources Ltd.	3,350	14,719
ING Industrial Fund	11,697	18,458
Insurance Australia Group Ltd.	21,249	104,212
Investa Property Group	25,561	41,127
James Hardie Industries NV	5,991	27,760
John Fairfax Holdings Ltd.	12,349	39,930
Leighton Holdings Ltd.	1,701	13,421
Lend Lease Corp. Ltd.	4,921	47,964
Macquarie Bank Ltd.	3,003	111,572
Macquarie Goodman Group (2)	13,217	38,851
Macquarie Infrastructure Group	26,038	72,510
Mayne Group Ltd.	8,727	26,058
Mirvac Group	11,907	40,619
National Australia Bank Ltd.	21,022	461,015
Newcrest Mining Ltd.	4,492	60,496
OneSteel Ltd.	7,379	14,784
Orica Ltd.	3,687	52,050
Origin Energy Ltd.	9,177	50,615
Origin Energy Ltd. New (2)	1,354	7,436
Pacific Brands Ltd.	5,827	11,314
PaperlinX Ltd.	6,208	19,689
Patrick Corp. Ltd. (1)	7,049	32,062
Perpetual Trustees Australia Ltd.	548	24,235
Publishing & Broadcasting Ltd.	1,440	17,143
Qantas Airways Ltd.	12,809	35,175
QBE Insurance Group Ltd.	10,136	116,748
Rinker Group Ltd.	12,666	105,816
Rio Tinto Ltd. (1)	4,208	146,935
Santos Ltd.	7,676	53,440
Sonic Healthcare Ltd.	3,123	29,110
Southcorp Ltd.	9,004	29,462
Stockland Trust Group	17,943	81,058
Suncorp-Metway Ltd.	7,370	110,772
TABCORP Holdings Ltd.	6,821	88,802
Telstra Corp. Ltd.	28,492	112,184
Toll Holdings Ltd.	3,390	36,660
Transurban Group	7,409	40,462
Wesfarmers Ltd.	5,069	155,825
Westfield Group	19,262	241,233
Westpac Banking Corp.	24,363	358,639
WMC Resources Ltd.	15,980	98,520
Woodside Petroleum Ltd.	6,227	117,051
Woolworths Ltd.	14,238	176,772

		6,270,495

AUSTRIA—0.37%
Bank Austria Creditanstalt AG	467	46,127
Boehler-Uddeholm AG	121	16,553
Erste Bank der Oesterreichischen Sparkassen AG	1,611	84,482
Flughafen Wien AG	104	7,003
Immofinanz Immobillien Anlagen AG (2)	3,473	31,731
Mayr-Melnhof Karton AG	48	7,651

Oesterreichische Elektrizitaetswirtschafts AG Class A	100	22,744
OMV AG	222	70,717
RHI AG (1) (2)	193	5,982
Telekom Austria AG	4,775	93,708
VA Technologie AG (2)	142	11,996
Voest-Alpine AG (1)	352	27,247
Wienberger AG (1)	818	37,326

		463,267

BELGIUM—1.41%
AGFA Gevaert NV	1,361	47,741
Barco NV (1)	165	13,446
Bekaert NV	182	15,339
Belgacom SA	2,247	93,158
Cofinimmo	103	16,666
Colruyt NV	226	35,188
Compagnie Maritime Belge SA	295	11,264
Delhaize-Le Lion SA (1)	921	63,260
Dexia Group (1)	8,511	202,975
D’Ieteren NV SA (1)	31	7,300
Electrabel SA (1)	372	167,329
Euronav NV	354	11,778
Fortis	15,970	456,204
Groupe Bruxelles Lambert SA	934	85,396
InBev NV	2,355	82,669
KBC Groupe SA (1)	2,474	209,157
Mobistar SA (2)	402	35,397
Omega Pharma SA	239	12,356
Solvay SA	863	103,131
UCB SA	1,156	56,084
Umicore Mines SA	302	30,732

		1,756,570

DENMARK—0.78%
AP Moller - Maersk A/S	15	139,999
Bang & Olufsen A/S Class B (1)	120	8,060
Carlsberg A/S Class B	509	25,307
Coloplast A/S Class B	352	18,361
Danisco A/S	677	45,943
Danske Bank A/S (1)	5,875	170,904
De Sammensluttede Vognmaend A/S	265	20,272
East Asiatic Co. Ltd. A/S (1)	263	14,980
FLS Industries A/S Class B (2)	535	9,893
GN Store Nord A/S (1)	3,096	35,647
H. Lundbeck A/S (1) (2)	1,015	24,701
ISS A/S	579	47,171
Kobenhavns Lufthavne A/S	73	17,460
NKT Holding A/S	220	7,638
Novo Nordisk A/S Class B (1)	3,225	180,036
Novozymes A/S Class B (1)	720	35,421
TDC A/S (1)	2,481	104,850
Topdanmark A/S (1) (2)	281	20,981
Vestas Wind Systems A/S (2)	2,154	31,189
William Demant Holding (2)	358	17,924

		976,737

FINLAND—1.39%
Amer Group Ltd. (1)	849	15,282
Elisa OYJ Class A (1)	1,813	30,867
Fortum OYJ (1)	4,675	91,259
KCI Konecranes OYJ (1)	208	8,613
Kesko OYJ Class B (1)	699	18,006
Kone Corp. Class B (1) (2)	526	40,996
Metso Corp. (1)	1,231	22,110
Nokia OYJ (1) (2)	63,640	989,208
Nokian Renkaat OYJ	136	21,970
Orion-Yhtyma OYJ Class B (1)	848	13,027
Outokumpu OYJ (1)	1,113	19,947
Pohjola Group PLC Class D (1)	837	10,127
Rautaruukki OYJ (1)	1,201	16,202
Sampo OYJ Class A	5,303	77,191
Stora Enso OYJ Class R (1)	8,411	118,387
TietoEnator OYJ (1)	1,107	37,939
UPM-Kymmene OYJ (1)	7,050	156,679
Uponor OYJ (1)	702	14,780
Wartsila OYJ Class B	1,041	27,600

		1,730,190

FRANCE—9.35%
Accor SA (1)	2,619	128,527
Air France-KLM (1)	1,642	29,599
Alcatel SA (1) (2)	16,664	202,713
Alstom (2)	58,037	49,782
Arcelor (1)	6,519	149,369
Atos Origin SA (2)	745	50,494
Autoroutes du Sud de la France SA (1)	932	47,397
AXA (1)	19,202	512,843
BIC SA (1)	441	25,087
BNP Paribas SA (1)	10,834	769,494
Bouygues SA (1)	2,666	105,956
Business Objects SA (1) (2)	887	23,805
Cap Gemini SA (1) (2)	1,756	61,391
Carrefour SA	7,796	414,807

CNP Assurances	452	32,104
Compagnie de Saint-Gobain SA (1)	4,166	254,474
Compagnie Generale des Etablissements Michelin Class B	1,971	129,874
Credit Agricole SA (1)	9,003	245,365
Dassault Systemes SA	806	38,130
Essilor International SA (1)	1,341	97,163
Etablissements Economiques du Casino Guichard-Perrachon SA (1)	431	36,326
European Aeronautic Defence and Space Co. (1)	3,245	97,252
France Telecom SA	20,080	602,840
Gecina SA	448	51,296
Groupe Danone (1)	3,284	327,573
Hermes International	130	26,239
Imerys SA (1)	434	32,884
Klepierre	320	28,842
Lafarge SA (1)	2,317	224,943
Lagardere S.C.A. (1)	1,714	130,092
L’Air Liquide SA (1)	1,480	272,942
L’Oreal SA (1)	4,118	330,483
LVMH Moet Hennessy Louis Vuitton SA (1)	3,325	249,341
Pernod-Ricard SA (1)	680	95,181
Pinault-Printemps-Redoute SA (1)	918	98,429
PSA Peugeot Citroen (1)	2,311	147,231
Publicis Groupe (1)	1,756	54,042
Renault SA (1)	2,516	225,297
Sagem SA (1)	2,229	50,262
Sanofi-Aventis (1)	13,226	1,118,155
Schneider Electric SA (1)	2,986	234,592
Societe Generale Class A (1)	4,534	472,293
Societe Television Francaise	1,542	48,899
Sodexho Alliance SA (1)	1,368	45,710
STMicroelectronics NV	7,899	131,815
Suez SA (1)	10,907	294,279
Technip-Coflexip SA (1)	256	42,920
Thales/Ex Thomson CSF (1)	1,097	45,865
Thomson SA	3,130	84,612
Total SA (1)	7,729	1,813,122
Union du Credit Bail Immobilier (1)	582	69,172
Valeo SA (1)	1,022	45,612
Veolia Environment	4,096	145,647
Vinci SA (1)	989	142,931
Vivendi Universal SA (1) (2)	13,743	422,058
Zodiac SA	551	25,629

		11,633,180

GERMANY—6.42%
Adidas-Salomon AG	621	98,803
Allianz AG (1)	4,188	533,135
Altana AG (1)	929	59,222
BASF AG	7,037	500,175
Bayer AG (1)	8,937	295,833
Bayerische Hypo-Und Vereinsbank AG (2)	8,648	212,087
Beiersdorf AG (1)	263	29,430
Celesio AG (1)	482	39,509
Commerzbank AG (1) (2)	5,996	130,450
Continental AG (1)	1,781	138,487
DaimlerChrysler AG Registered (1)	11,721	526,002
Deutsche Bank AG (1)	6,652	575,343
Deutsche Boerse AG (1)	1,445	108,924
Deutsche Lufthansa AG (1) (2)	3,175	45,885
Deutsche Post AG	6,756	165,336
Deutsche Telekom AG (2)	36,985	740,240
Douglas Holding AG (1)	411	15,122
E.ON AG	8,391	721,826
Epcos AG (1) (2)	513	7,107
Fresenius Medical Care AG (1)	440	35,712
HeidelbergCement AG (2)	59	3,679
Heidelberger Zement AG (1)	863	54,431
Hypo Real Estate Holding AG (2)	1,772	74,041
Infineon Technologies AG (2)	8,542	82,152
Karstadtquelle AG (1)	678	6,820
Linde AG (1)	1,104	76,045
MAN AG	1,938	86,896
Merck KGaA (1)	710	50,751
Metro AG	2,002	107,745
MLP AG (1)	946	13,782
Muenchener Rueckversicherungs-Gesellschaft AG (1)	2,479	299,437
Puma AG	226	56,726
RWE AG	5,694	345,220
SAP AG (1)	2,777	448,651
Schering AG (1)	2,223	147,807
Siemens AG (1)	10,793	856,356
Suedzucker AG (1)	1,169	23,579
ThyssenKrupp AG (1)	4,179	86,302
TUI AG (1)	1,989	52,657
Volkswagen AG (1)	3,024	144,315

		7,996,020

GREECE—0.54%
Alpha Bank AE (2)	2,712	91,852
Bank of Piraeus	2,399	43,650
Coca-Cola Hellenic Bottling Co. SA	1,460	36,811
Cosmote Mobile Telecommunication SA	1,680	29,738

EFG Eurobank Ergasias	2,600	80,220
Emporiki Bank of Greece SA	720	19,071
Folli-Follie SA	200	5,692
Germanos SA	280	8,639
Greek Organization of Football Prognostics	2,100	61,354
Hellenic Copper & Aluminum Industry SA	1,670	13,370
Hellenic Duty Free Shops SA	320	5,157
Hellenic Petroleum SA	1,458	14,629
Hellenic Technodomiki Tev SA	744	3,404
Hellenic Telecommunications Organization SA	3,220	56,998
Hyatt Regency SA	709	8,422
Intracom SA	1,000	5,017
National Bank of Greece SA	3,612	122,522
Public Power Corp.	1,414	40,871
Technical Olympic SA	700	4,312
Titan Cement Co. SA	770	25,599

		677,328

HONG KONG—1.59%
ASM Pacific Technology Ltd. (1)	2,000	8,616
Bank of East Asia Ltd.	18,000	51,812
BOC Hong Kong Holdings Ltd. (1)	48,500	89,235
Cathay Pacific Airways Ltd.	15,000	28,272
Cheung Kong (Holdings) Ltd.	21,000	186,458
Cheung Kong Infrastructure Holdings Ltd.	5,000	14,360
CLP Holdings Ltd.	25,200	143,458
Esprit Holdings Ltd.	12,000	81,930
Giordano International Ltd.	16,000	10,873
Hang Lung Properties Ltd.	25,000	36,221
Hang Seng Bank Ltd.	10,500	139,339
Henderson Land Development Co. Ltd.	10,000	44,491
Hong Kong & China Gas Co. Ltd.	48,672	95,792
Hong Kong Exchanges & Clearing Ltd.	14,000	36,170
Hongkong Electric Holdings Ltd.	19,000	84,533
Hopewell Holdings Ltd.	9,000	21,233
Hutchison Telecommunications International Ltd. (2)	17,000	16,239
Hutchison Whampoa Ltd.	28,700	243,786
Hysan Development Co. Ltd.	7,000	13,867
Johnson Electric Holdings Ltd.	20,000	18,078
Kerry Properties Ltd.	7,000	15,303
Kingboard Chemicals Holdings Co. Ltd.	7,000	20,912
Li & Fung Ltd.	22,000	40,055
MTR Corp. Ltd.	18,500	28,464
New World Development Co. Ltd.	31,600	30,995
Orient Overseas International Ltd.	4,000	19,284
PCCW Ltd.	50,118	28,113
SCMP Group Ltd.	14,000	6,238
Shangri-La Asia Ltd. (1)	14,108	20,621
Sino Land Co. Ltd. (1)	12,000	10,847
SmarTone Telecommunications Holdings Ltd.	5,500	6,065
Sun Hung Kai Properties Ltd.	18,000	163,283
Swire Pacific Ltd. Class A	12,500	98,967
Techtronic Industries Co.	12,000	26,541
Television Broadcasts Ltd.	4,000	20,156
Texwinca Holdings Ltd.	10,000	8,398
Wharf Holdings Ltd.	16,000	50,568
Yue Yen Industrial (Holdings) Ltd.	7,000	19,925

		1,979,498

IRELAND—0.80%
Allied Irish Banks PLC	11,694	245,449
Bank of Ireland	13,092	206,732
CRH PLC	7,210	189,471
DCC PLC	992	23,129
DEPFA Bank PLC	4,852	76,932
Elan Corp. PLC (2)	5,109	15,936
Fyffes PLC	3,720	10,878
Grafton Group PLC (2)	2,970	35,164
Greencore Group PLC	1,824	7,657
Independent News & Media PLC	7,490	24,725
Irish Life & Permanent PLC	3,535	62,941
Kerry Group PLC Class A	1,644	39,848
Kingspan Group PLC	1,726	20,458
Ryanair Holdings PLC (2)	3,664	28,762
Waterford Wedgwood PLC (2)	65,286	3,224

		991,306

ITALY—4.05%
Alleanza Assicurazioni SpA (1)	6,275	82,124
Arnoldo Mondadori Editore SpA (1)	1,396	14,950
Assicurazioni Generali SpA (1)	13,035	421,829
Autogrill SpA (2)	1,491	22,362
Autostrade SpA (1)	3,793	98,444
Banca Antonveneta SpA (1) (2)	3,091	100,430
Banca Fideuram SpA	3,651	18,719
Banca Intesa SpA (1)	44,134	224,846
Banca Monte dei Paschi di Siena SpA (1)	15,262	51,472
Banca Nazionale del Lavoro SpA (1) (2)	21,467	69,191
Banca Popolare di Milano SCRL (1)	5,513	52,842
Banche Popolari Unite SCRL	4,624	97,235
Banco Popolare di Verona e Novara SCRL (1)	5,019	93,865
Benetton Group SpA (1)	1,018	9,843
Bulgari SpA	1,568	18,687

Capitalia SpA (1)	19,280	100,668
Edison SpA (1) (2)	10,525	21,503
Enel SpA (1)	49,635	476,070
Eni SpA (1)	35,402	921,584
Fiat SpA (1) (2)	7,058	51,460
FinecoGroup SpA (1) (2)	2,356	20,821
Finmeccanica SpA (1)	78,326	79,605
Gruppo Editoriale L’Espresso SpA (1)	2,305	14,492
Italcementi SpA	1,048	17,679
Luxottica Group SpA	1,788	36,785
Mediaset SpA (1)	8,046	116,073
Mediobanca SpA	6,292	109,495
Mediolanum SpA (1)	3,393	23,217
Pirelli & Co. SpA (1)	38,295	47,779
Riunione Adriatica di Sicurta SpA (1)	4,164	98,223
Sanpaolo IMI SpA (1)	14,790	232,200
Seat Pagine Gaille SpA (1)	55,520	23,198
Snam Rete Gas SpA	12,748	71,159
Telecom Italia Media SpA (1) (2)	15,616	8,747
Telecom Italia Mobile SpA (1)	17,317	116,244
Telecom Italia SpA (1)	111,999	425,762
Telecom Italia SpA RNC	78,845	247,211
Terna SpA (1) (2)	13,179	35,113
Tiscali SpA (1) (2)	2,387	8,500
Unicredito Italiano SpA (1)	60,204	354,446

		5,034,873

JAPAN—20.94%
Acom Co. Ltd.	930	63,038
Aderans Co. Ltd.	400	8,508
Advantest Corp. (1)	1,000	76,851
AEON Co. Ltd.	7,800	132,066
AEON Credit Service Co. Ltd.	400	27,076
AIFUL Corp.	600	48,130
AIFUL Corp. When Issued (2)	275	21,597
Aisin Seiki Co. Ltd. (1)	2,100	47,906
Ajinomoto Co. Inc. (1)	8,000	97,831
Alfresa Holdings Corp.	300	12,425
All Nippon Airways Co. Ltd. (1)	6,000	20,531
Alps Electric Co. Ltd. (1)	2,000	31,918
Amada Co. Ltd.	4,000	24,682
Amano Corp.	1,000	11,228
Anritsu Corp. (1)	1,000	6,358
Aoyama Trading Co. Ltd.	700	18,946
Ariake Japan Co. Ltd. (1)	220	5,512
Asahi Breweries Ltd.	5,300	68,827
Asahi Glass Co. Ltd.	11,000	116,212
Asahi Kasei Corp.	17,000	83,919
Asatsu-DK Inc.	400	12,827
Autobacs Seven Co. Ltd. (1)	400	12,939
Bandai Co. Ltd.	1,000	20,335
Bank of Fukuoka Ltd. (1)	7,000	44,044
Bank of Yokohama Ltd.	16,000	97,831
Benesse Corp.	800	27,225
Bridgestone Corp.	9,000	165,847
Canon Inc.	11,400	612,846
Capcom Co. Ltd. (1)	500	4,894
Casio Computer Co. Ltd.	2,300	30,427
Central Glass Co. Ltd.	3,000	19,101
Central Japan Railway Co. (1)	14	120,157
Chiba Bank Ltd. (The)	10,000	64,884
Chubu Electric Power Co. Inc. (1)	9,000	216,670
Chugai Pharmaceutical Co. Ltd.	3,800	58,513
Circle K Sunkus Co. Ltd.	600	13,828
Citizen Watch Co. Ltd. (1)	3,600	34,634
Coca Cola West Japan Co. Ltd.	500	11,780
COMSYS Holdings Corp. (1)	2,000	16,810
Credit Saison Co. Ltd.	1,800	64,959
CSK Corp. (1)	900	37,528
Dai Nippon Printing Co. Ltd. (1)	9,000	147,167
Daicel Chemical Industries Ltd.	3,000	16,548
Daiichi Pharmaceutical Co. Ltd.	3,200	75,093
Daikin Industries Ltd. (1)	2,600	65,632
Daimaru Inc. (The) (1)	3,000	26,786
Dainippon Ink & Chemical Inc.	8,000	21,915
Dainippon Screen Manufacturing Co. Ltd.	3,000	20,335
Daito Trust Construction Co. Ltd.	1,100	46,279
Daiwa House Industry Co. Ltd.	7,000	80,628
Daiwa Securities Group Inc.	16,000	105,610
Denki Kagaku Kogyo Kabushiki Kaisha	6,000	21,765
Denso Corp.	7,200	179,731
DENTSU Inc.	21	57,526
Dowa Mining Co. Ltd.	4,000	27,038
East Japan Railway Co.	46	247,719
Ebara Corp. (1)	3,000	13,323
Eisai Co. Ltd.	3,400	115,707
Electric Power Development Co.	1,800	55,535
FamilyMart Co. Ltd. (1)	800	23,635
Fanuc Ltd.	1,900	119,194
Fast Retailing Co. Ltd.	700	42,474
Fuji Electric Holdings Co. Ltd.	7,000	22,120
Fuji Photo Film Co. Ltd.	6,300	230,890
Fuji Soft ABC Inc.	400	12,266

Fuji Television Network Inc.	8	18,923
Fujikura Ltd.	4,000	17,577
Fujisawa Pharmaceutical Co. Ltd.	3,800	89,174
Fujitsu Ltd.	24,000	144,503
Furukawa Electric Co. Ltd. (1) (2)	8,000	36,724
Goodwill Group Inc. (The)	6	12,509
Gunma Bank Ltd.	5,000	28,936
Gunze Ltd.	3,000	13,996
Hankyu Department Stores Inc. (1)	2,000	15,632
Heavy Industries Co. Ltd. (2)	14,000	22,644
Hino Motors Ltd.	3,000	18,904
Hirose Electric Co. Ltd.	400	40,950
Hitachi Cable Ltd.	2,000	8,227
Hitachi Chemical Co. Ltd.	1,600	28,661
Hitachi Construction Machinery Co. Ltd.	1,300	17,976
Hitachi Credit Corp.	700	13,482
Hitachi Ltd.	43,000	267,745
Hitachi Software Engineering Co. Ltd.	400	7,536
Hokkaido Electric Power Co. Inc.	2,200	44,839
Honda Motor Co. Ltd.	10,200	512,098
House Foods Corp.	800	11,578
Hoya Corp.	1,400	154,450
INPEX Corp.	5	26,832
Isetan Co. Ltd.	2,200	28,734
Ishihara Sangyo Kaisha Ltd. (1)	4,000	9,274
Ito En Ltd. (1)	400	19,484
Itochu Corp.	18,000	90,875
Itochu Techno-Science Corp.	400	12,977
Ito-Yokado Co. Ltd.	4,500	180,067
JAFCO Co. Ltd. (2)	400	25,168
Japan Airlines System Corp. (1)	9,000	26,337
Japan Real Estate Investment Corp.	3	24,542
Japan Retail Fund Investment Corp.	3	23,897
Japan Tobacco Inc.	12	133,508
JFE Holdings Inc. (1)	7,100	198,476
JGC Corp.	3,000	32,816
Joyo Bank Ltd.	9,000	48,551
JS Group Corp.	3,500	64,398
JSR Corp.	2,300	45,480
Kajima Corp.	12,000	49,701
Kaken Pharmaceutical Co. Ltd. (1)	1,000	6,918
Kamigumi Co. Ltd.	3,000	25,131
Kanebo Ltd. (1) (2)	700	9,738
Kaneka Corp.	4,000	44,278
Kansai Electric Power Co. Inc.	9,700	194,979
Kansai Paint Co. Ltd. (1)	3,000	18,624
Kao Corp.	7,000	161,322
Katokichi Co. Ltd.	400	2,954
Katokichi Co. Ltd. When Issued (2)	800	5,864
Kawasaki Heavy Industries Ltd.	16,000	27,674
Kawasaki Kisen Kaisha Ltd. (1)	6,000	41,511
Keihin Electric Express Railway Co. Ltd. (1)	5,000	30,993
Keio Electric Railway Co. Ltd.	7,000	41,623
Keyence Corp.	450	104,506
Kikkoman Corp.	2,000	20,101
Kinden Corp.	2,000	15,688
Kintetsu Corp. (1)	21,000	71,466
Kirin Brewery Co. Ltd.	9,000	87,930
Kobe Steel Ltd. (1)	31,000	54,777
Kokuhoku Financial Group Inc.	14,000	42,539
Kokuyo Co. Ltd.	900	11,502
Komatsu Ltd.	13,000	97,962
Komori Corp.	1,000	15,277
Konami Co. Ltd. (1)	1,200	26,702
Konica Minolta Holdings Inc.	5,500	55,740
Koyo Seiko Co. Ltd.	2,000	27,132
Kubota Corp.	13,000	69,521
Kuraray Co. Ltd.	5,000	44,736
Kurita Water Industries Ltd.	1,100	17,339
Kyocera Corp.	2,200	157,349
Kyowa Hakko Kogyo Co. Ltd.	5,000	38,379
Kyushu Electric Power Co. Inc.	5,400	115,108
Lawson Inc.	800	29,469
Leopalace21 Corp.	1,700	28,100
Mabuchi Motor Co. Ltd. (1)	400	24,084
Makita Corp.	2,000	36,612
Marubeni Corp.	18,000	57,891
Marui Co. Ltd. (1)	4,300	57,931
Matsumotokiyoshi Co. Ltd.	500	14,865
Matsushita Electric Industrial Co. Ltd.	30,000	443,156
Matsushita Electric Works Ltd.	4,400	37,969
Mediceo Holdings Co. Ltd. (1)	1,200	15,987
Meiji Dairies Corp. (1)	4,000	22,513
Meiji Seika Kaisha Ltd.	4,000	19,970
Meitec Corp.	400	13,987
Millea Holdings Inc.	19	277,113
Minebea Co. Ltd. (1)	4,000	17,203
Mitsubishi Chemical Corp.	22,000	70,344
Mitsubishi Corp.	14,900	193,494
Mitsubishi Electric Corp.	23,000	119,344
Mitsubishi Estate Co. Ltd. (1)	13,000	151,440
Mitsubishi Gas Chemical Co. Inc.	4,000	18,811
Mitsubishi Heavy Industries Ltd.	38,000	101,253

Mitsubishi Logistics Corp. (1)	2,000	22,681
Mitsubishi Materials Corp.	12,000	28,721
Mitsubishi Rayon Co.	7,000	25,916
Mitsubishi Tokyo Financial Group Inc.	62	539,080
Mitsui & Co. Ltd.	17,000	157,190
Mitsui Chemicals Inc.	8,000	44,802
Mitsui Engineering & Shipbuilding Co. Ltd. (1)	9,000	17,081
Mitsui Fudosan Co. Ltd.	10,000	117,708
Mitsui Mining & Smelting Co. Ltd.	7,000	31,086
Mitsui O.S.K. Lines Ltd.	12,000	77,300
Mitsui Sumitomo Insurance Co. Ltd.	18,000	165,426
Mitsui Trust Holdings Inc.	7,000	69,764
Mitsukoshi Ltd.	5,000	26,178
Mitsumi Electric Co. Ltd. (1)	900	10,072
Mizuho Financial Group Inc.	105	497,709
Murata Manufacturing Co. Ltd.	3,000	161,275
Namco Ltd. (1)	1,000	13,024
NEC Corp.	22,000	133,283
NEC Electronics Corp. (1)	500	23,373
Net One Systems Co. Ltd.	6	15,426
NGK Insulators Ltd.	4,000	39,828
NGK Spark Plug Co. Ltd.	2,000	20,737
Nichii Gakkan Co.	250	7,550
Nichirei Corp.	3,000	11,415
Nidec Corp.	600	74,888
Nikko Cordial Corp.	21,000	105,236
Nikon Corp. (1)	4,000	46,111
Nintendo Co. Ltd.	1,400	153,141
Nippon Building Fund Inc.	4	34,256
Nippon Express Co. Ltd.	11,000	58,003
Nippon Kayaku Co. Ltd.	2,000	11,593
Nippon Light Metal Co. Ltd.	6,000	15,651
Nippon Meat Packers Inc.	2,000	25,411
Nippon Mining Holdings Inc.	10,000	55,067
Nippon Oil Corp.	18,000	128,067
Nippon Paper Group Inc.	12	55,535
Nippon Sheet Glass Co. Ltd.	5,000	21,223
Nippon Shokubai Co. Ltd.	2,000	18,138
Nippon Steel Corp.	83,000	210,294
Nippon Telegraph & Telephone Corp.	70	306,937
Nippon Yusen Kabushiki Kaisha	12,000	72,476
Nishimatsu Construction Co. Ltd.	4,000	15,183
Nissan Chemical Industries Ltd.	2,000	17,296
Nissan Motor Co. Ltd.	33,600	345,236
Nisshin Seifun Group Inc.	2,000	21,316
Nisshin Steel Co. Ltd.	10,000	26,271
Nisshinbo Industries Inc.	2,000	16,324
Nissin Food Products Co. Ltd.	1,000	26,225
Nitori Co. Ltd. (1)	250	16,174
Nitto Denko Corp. (1)	2,200	115,595
NOK Corp. (1)	1,200	28,665
Nomura Holdings Inc.	25,200	353,403
Nomura Research Institute Ltd.	300	28,048
NSK Ltd. (1)	6,000	30,965
NTN Corp.	6,000	33,377
NTT Data Corp. (1)	17	58,807
NTT DoCoMo Inc.	271	456,058
Obayashi Corp.	8,000	49,439
OBIC Co. Ltd.	100	19,559
Odakyu Electric Railway Co. Ltd. (1)	8,000	48,990
Oji Paper Co. Ltd.	11,000	61,911
Oki Electric Industry Co. Ltd.	7,000	29,581
Okumura Corp.	2,000	12,191
Olympus Corp.	3,000	70,120
Omron Corp.	2,800	61,257
Onward Kashiyama Co. Ltd.	2,000	29,600
Oracle Corp. Japan	400	18,549
Oriental Land Co. Ltd.	700	45,812
ORIX Corp. (1)	1,100	140,585
Osaka Gas Co. Ltd.	27,000	83,302
Pioneer Corp. (1)	1,900	34,266
Promise Co. Ltd.	1,150	78,810
Q.P. Corp.	1,200	10,546
Rakuten Inc. (1)	70	61,191
Resona Holdings Inc. (2)	62,000	124,626
Ricoh Corp. Ltd.	9,000	154,824
Rinnai Corp.	400	10,172
Rohm Co. Ltd.	1,400	135,471
Ryohin Keikaku Co. Ltd.	300	14,865
SAIZERIYA Co. Ltd. (1)	500	7,241
Sanden Corp.	1,000	5,021
Sanken Electric Co. Ltd. (1)	2,000	26,253
Sankyo Co. Ltd.	5,000	105,647
Sankyo Co. Ltd. Gunma	700	33,966
Sanwa Shutter Corp. (1)	2,000	11,013
Sanyo Electric Co. Ltd. (1)	20,000	62,453
Sapporo Breweries Ltd. (1)	3,000	14,080
Secom Co. Ltd.	3,000	125,094
Sega Sammy Holdings Inc. (1)	963	58,702
Seiko Epson Corp.	1,300	48,373
Seino Transportation Co. Ltd.	2,000	19,671
Sekisui Chemical Co. Ltd.	5,000	36,415
Sekisui House Ltd.	7,000	74,935

Seven-Eleven Japan Co. Ltd.	5,000	146,784
77 Bank Ltd. (The)	4,000	29,058
Sharp Corp.	13,000	197,139
Shimachu Co. Ltd. (1)	600	15,707
Shimamura Co. Ltd.	300	23,027
Shimano Inc.	800	26,926
Shimizu Corp. (1)	7,000	35,929
Shin-Etsu Chemical Co. Ltd.	4,900	185,995
Shinsei Bank Ltd.	13,000	74,140
Shionogi & Co. Ltd.	4,000	55,273
Shiseido Co. Ltd.	5,000	66,146
Shizuoka Bank Ltd.	8,000	81,002
Showa Denko K.K. (1)	12,000	31,526
Showa Shell Sekiyu K.K.	1,900	18,474
Skylark Co. (1)	1,000	16,913
SMC Corp. (1)	700	79,385
Snow Brand Milk Products Co. Ltd. (1) (2)	2,000	6,619
Softbank Corp. (1) (2)	3,100	128,104
Sojitz Holdings Corp. (1) (2)	2,900	14,316
Sompo Japan Insurance Inc. (1)	10,000	104,619
Sony Corp. (1)	12,500	499,018
Stanley Electric Co. Ltd. (1)	2,200	33,403
Sumitomo Bakelite Co. Ltd.	2,000	12,509
Sumitomo Chemical Co. Ltd.	18,000	89,192
Sumitomo Corp.	12,000	103,104
Sumitomo Electric Industries Ltd.	9,000	96,008
Sumitomo Heavy Industries Ltd.	8,000	31,563
Sumitomo Metal Industries Ltd.	48,000	86,612
Sumitomo Metal Mining Co. Ltd.	7,000	52,814
Sumitomo Mitsui Financial Group Inc. (1)	59	400,467
Sumitomo Osaka Cement Co. Ltd.	5,000	13,136
Sumitomo Realty & Development Co. Ltd.	5,000	60,490
Sumitomo Trust & Banking Co. Ltd. (The)	17,000	111,098
Suruga Bank Ltd. (The)	4,000	35,639
Suzuken Co. Ltd.	680	16,784
T&D Holdings Inc. (1)	2,400	122,289
Taiheiyo Cement Corp. (1)	12,000	33,770
Taisei Corp.	12,000	45,101
Taisho Pharmaceutical Co. Ltd.	2,000	42,633
Taiyo Nippon Sanso Corp.	4,000	23,485
Taiyo Yuden Co. Ltd. (1)	2,000	21,709
Takara Holdings Inc. (1)	2,000	14,043
Takashimaya Co. Ltd. (1)	4,000	41,062
Takeda Pharmaceutical Co. Ltd.	12,100	578,076
Takefuji Corp.	1,510	101,928
Takuma Co. Ltd. (1)	1,000	8,340
TDK Corp.	1,600	109,798
Teijin Ltd. (1)	10,000	42,820
Teikoku Oil Co. Ltd. (1)	3,000	21,933
Terumo Corp.	2,300	69,456
THK Co. Ltd. (1)	1,400	28,338
TIS Inc.	500	19,587
Tobu Railway Co. Ltd.	10,000	40,482
Toda Corp.	2,000	9,873
Toho Co. Ltd.	1,600	26,208
Tohoku Electric Power Co. Inc. (1)	5,700	105,889
Tokyo Broadcasting System	700	13,678
Tokyo Electric Power Co. Inc. (The)	15,600	379,207
Tokyo Electron Ltd.	2,300	131,386
Tokyo Gas Co. Ltd. (1)	34,000	137,322
Tokyo Style Co. Ltd.	1,000	11,023
Tokyu Corp.	13,000	67,941
Tokyu Land Corp. (1)	4,000	16,866
TonenGeneral Sekiyu K.K.	4,000	41,099
Toppan Printing Co. Ltd.	8,000	87,809
Toray Industries Inc.	16,000	71,952
Toshiba Corp. (1)	39,000	163,351
Tosoh Corp.	6,000	29,731
TOTO Ltd.	4,000	34,405
Toyo Seikan Kaisha Ltd.	2,000	37,229
Toyo Suisan Kaisha Ltd.	1,000	15,660
Toyobo Co. Ltd.	7,000	17,081
Toyoda Gosei Co. Ltd.	700	12,670
Toyota Industries Corp.	2,600	73,411
Toyota Motor Corp.	39,200	1,462,304
Trend Micro Inc.	1,500	64,650
Ube Industries Ltd.	14,000	28,927
UFJ Holdings Inc. (2)	52	274,196
Uni-Charm Corp. (1)	600	26,982
Uniden Corp.	1,000	20,802
Uny Co. Ltd.	2,000	24,084
Ushio Inc.	2,000	38,332
USS Co. Ltd.	350	27,160
Wacoal Corp.	1,000	13,304
West Japan Railway Co.	23	93,970
World Co. Ltd.	500	18,138
Yahoo! Japan Corp. (2)	27	63,360
Yahoo! Japan Corp. When Issued (2)	25	58,901
Yakult Honsha Co. Ltd. (1)	2,000	38,613
Yamada Denki Co. Ltd. (1)	1,000	52,543
Yamaha Corp.	2,200	31,819
Yamaha Motor Co. Ltd.	2,300	39,459
Yamanouchi Pharmaceutical Co. Ltd. (1)	4,600	156,114

Yamato Transport Co. Ltd.	5,000	71,709
Yamazaki Baking Co. Ltd.	2,000	18,923
Yokogawa Electric Corp. (1)	3,000	40,726
Zeon Corp. (1)	2,000	14,996

		26,061,334

NETHERLANDS—4.87%
ABN AMRO Holding NV	21,946	545,913
Aegon NV	18,899	255,691
Akzo Nobel NV	3,729	170,690
ASML Holding NV (1) (2)	6,489	109,888
Corio NV	547	30,661
DSM NV	1,050	74,168
Euronext NV (1)	1,289	45,986
Getronics NV (1) (2)	7,122	16,568
Hagemeyer NV (1) (2)	7,243	18,450
Heineken NV	3,346	116,239
IHC Caland NV	446	28,403
ING Groep NV	25,470	771,279
Koninklijke Ahold NV (2)	21,107	177,209
Koninklijke KPN NV	29,467	264,248
Koninklijke Philips Electronics NV NYS	17,805	491,731
Oce NV (1)	966	15,480
QIAGEN NV (2)	1,754	20,835
Randstad Holding NV	607	27,090
Reed Elsevier NV	9,401	142,095
Rodamco Europe NV	645	48,368
Royal Dutch Petroleum Co. (1)	28,261	1,693,960
Royal Numico NV (2)	1,975	81,008
TNT Post Group NV	5,256	149,940
Unilever NV CVA	7,727	527,226
Vedior NV	2,234	39,835
VNU NV	3,284	96,031
Wereldhave NV (2)	263	27,003
Wolters Kluwer NV CVA	3,827	70,080

		6,056,075

NEW ZEALAND—0.23%
Auckland International Airport Ltd.	3,198	18,468
Carter Holt Harvey Ltd.	8,370	11,756
Contact Energy Ltd. (1)	3,680	17,054
Fisher & Paykel Appliances Holdings	2,401	5,084
Fisher & Paykel Healthcare Corp Ltd.	6,712	14,308
Fletcher Building Ltd.	5,474	25,914
Independent Newspapers Ltd.	1,549	6,626
Lion Nathan Ltd.	4,316	24,205
NGC Holdings Ltd.	3,508	7,678
Sky City Entertainment Group Ltd. (1)	5,666	19,875
Sky Network Television Ltd.	2,420	11,094
Telecom Corp. of New Zealand Ltd. (1)	25,478	110,077
Tower Ltd. (2)	4,553	5,746
Warehouse Group Ltd. (The)	2,278	6,448
Waste Management NZ Ltd.	2,027	8,844

		293,177

NORWAY—0.65%
DNB NOR ASA	8,961	91,889
Frontline Ltd.	532	25,528
Norsk Hydro ASA	1,947	161,263
Norske Skogindustrier ASA (1)	1,527	30,591
Orkla ASA (1)	2,627	96,520
Petroleum Geo-Services ASA (2)	259	17,125
Schibsted ASA	662	17,456
Ship Finance International Ltd.	53	1,041
Smedvig ASA Class A	613	11,552
Statoil ASA	8,982	153,626
Storebrand ASA	3,208	29,213
Tandberg ASA (1)	1,880	19,725
Telenor ASA	10,677	96,381
Tomra Systems ASA (1)	2,145	9,613
Yara International ASA (2)	3,074	46,857

		808,380

PORTUGAL—0.34%
Banco Comercial Portugues SA Class R (1)	27,699	75,598
Banco Espirito Santo e Comercial de Lisboa SA	1,315	22,901
BPI-SPGS SA Registered	3,841	15,725
Brisa-Auto Estradas de Portugal SA	4,821	40,789
CIMPOR-Cimentos de Portugal SGPS SA	2,236	12,583
Energias de Portugal SA	29,089	81,282
Jeronimo Martins SGPS SA (2)	651	9,941
Portugal Telecom SGPS SA (1)	10,610	124,655
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	659	16,487
Sonae SGPS SA	11,939	17,999

		417,960

SINGAPORE—0.82%
Ascendas Real Estate Investment Trust	9,000	10,259
Capitaland Ltd.	12,000	17,098
CapitaMall Trust	7,000	8,658
Chartered Semiconductor Manufacturing Ltd. (1) (2)	18,000	10,805
City Developments Ltd.	7,000	27,375
ComfortDelGro Corp. Ltd.	22,000	22,276

Creative Technology Ltd.	650	6,266
Datacraft Asia Ltd. (2)	4,000	3,840
DBS Group Holdings Ltd.	15,652	141,402
Fraser & Neave Ltd.	2,760	25,436
Haw Par Corp. Ltd.	2,792	8,887
Jardine Cycle & Carriage Ltd.	2,004	14,216
Keppel Corp. Ltd. (1)	7,000	46,262
Keppel Land Ltd.	6,000	8,367
Neptune Orient Lines Ltd.	6,000	13,387
Oversea-Chinese Banking Corp. Ltd.	14,350	120,069
Parkway Holdings Ltd.	10,000	9,883
SembCorp Industries Ltd.	13,000	15,291
SembCorp Logistics Ltd.	5,000	4,941
SembCorp Marine Ltd.	12,000	14,042
Singapore Airlines Ltd.	8,000	57,721
Singapore Exchange Ltd.	9,000	11,459
Singapore Land Ltd.	2,000	6,488
Singapore Post Ltd.	15,000	7,776
Singapore Press Holdings Ltd.	22,000	60,826
Singapore Technologies Engineering Ltd.	17,000	26,387
Singapore Telecommunications Ltd.	90,000	140,787
STATS ChipPAC Ltd. (2)	12,000	7,712
Suntec Real Estate Investment Trust (2)	10,000	7,761
United Overseas Bank Ltd.	15,392	134,387
United Overseas Land Ltd.	4,000	5,311
Venture Corp. Ltd.	3,000	24,192
Wing Tai Holdings Ltd.	8,000	4,511

		1,024,078

SPAIN—3.90%
Abertis Infraestructuras SA (1)	3,416	77,382
Acciona SA (1)	377	34,102
Acerinox SA	2,390	39,293
Actividades de Construcciones y Servicios SA (1)	3,467	86,062
Altadis SA	3,604	147,778
Amadeus Global Travel Distribution SA Class A	4,476	42,349
Antena 3 Television SA (2)	234	19,144
Banco Bilbao Vizcaya Argentaria SA	43,946	717,357
Banco Popular Espanol SA (1)	2,324	150,717
Banco Santander Central Hispano SA (1)	80,698	984,815
Cintra Concesiones de Infraestructuras de Transporte SA (2)	2,827	30,495
Corporacion Mapfre SA (1)	1,394	21,523
Endesa SA	13,003	293,204
Fomento de Construcciones y Contratas SA	661	33,873
Gamesa Corp. Tecnologica SA	1,414	18,836
Gas Natural SDG SA (1)	2,169	62,524
Grupo Ferrovial SA (1)	810	45,993
Iberdrola SA (1)	10,362	271,764
Iberia Lineas Aereas de Espana SA (1)	5,885	19,733
Indra Sistemas SA	1,603	28,833
Industria de Diseno Textil SA (1)	2,979	89,319
Metrovacesa SA (1)	573	30,719
NH Hoteles SA	1,022	13,176
Promotora de Informaciones SA	915	18,539
Repsol YPF SA (1)	12,369	328,259
Sacyr Vallehermoso SA	1,430	25,703
Sociedad General de Aguas de Barcelona SA (1) (2)	5	107
Sociedad General de Aguas de Barcelona SA Class A	813	17,635
Sogecable SA (1) (2)	519	20,836
Telefonica Publicidad e Informacion SA	2,123	19,204
Telefonica SA	60,546	1,057,575
Union Fenosa SA (1)	2,910	86,645
Zeltia SA (1)	1,859	15,608

		4,849,102

SWEDEN—2.43%
Alfa Laval AB (1)	1,238	20,390
ASSA Abloy AB Class B	3,901	55,387
Atlas Copco AB Class A (1)	1,478	71,033
Atlas Copco AB Class B (1)	965	42,405
Axfood AB (1)	402	9,846
Billerud AB (1)	843	12,448
Capio AB (2)	770	11,698
Castellum AB (1)	491	16,104
D Carnegie & Co. AB (1)	700	8,001
Electrolux AB Class B (1)	3,865	90,270
Elekta AB Class B (2)	373	13,505
Eniro AB (1)	2,294	27,196
Gambro AB Class A (1)	2,436	33,376
Gambro AB Class B (1)	1,242	16,929
Getinge AB (1)	2,262	33,882
Hennes & Mauritz AB Class B (1)	6,436	222,051
Hoganas AB Class B	301	8,675
Holmen AB Class B (1) (2)	780	24,641
Lundin Petroleum AB (2)	2,310	17,875
Modern Times Group AB Class B (2)	727	22,089
Nordea AB (1)	28,663	290,976
OM AB (1) (2)	974	11,547
Oriflame Cosmetics SA (2)	400	8,377
Sandvik AB (1)	2,958	123,474
SAS AB (1) (2)	1,227	12,325
Scania AB Class B	1,218	52,053
Securitas AB Class B (1)	3,995	64,095

Skandia Forsakrings AB (1)	13,824	70,462
Skandinaviska Enskilda Banken AB Class A (1)	6,379	121,363
Skanska AB Class B (1) (2)	5,007	60,782
SKF AB Class B (1)	1,273	59,735
SSAB Svenskt Stal AB Series A (1)	850	21,180
SSAB Svenskt Stal AB Series B (1)	547	13,125
Svenska Cellulosa AB Class B (1)	2,668	100,952
Svenska Handelsbanken AB Class A	7,034	166,782
Swedish Match AB (1)	4,366	53,620
Tele2 AB Class B (1)	1,299	43,065
Telefonaktiebolaget LM Ericsson Class B (1) (2)	200,843	567,466
TeliaSonera AB (1)	28,702	171,156
Trelleborg AB Class B (1)	1,248	21,706
Volvo AB Class A (1)	1,251	53,641
Volvo AB Class B	3,067	136,080
Wihlborgs Fastigheter AB	1,086	25,210
WM-Data AB Class B	5,077	12,615

		3,019,588

SWITZERLAND—6.65%
ABB Ltd. (2)	25,148	156,766
Adecco SA	1,785	98,393
Ciba Specialty Chemicals AG	921	59,808
Clariant AG Registered (1)	3,262	56,515
Compagnie Financiere Richemont AG	7,077	222,956
Credit Suisse Group (2)	15,443	665,323
Geberit AG Registered	47	34,543
Givaudan SA Registered (1)	94	60,569
Holcim Ltd.	2,175	134,215
Kudelski SA Bearer (2)	497	17,993
Kuoni Reisen Holding AG	38	16,866
Logitech International SA Registered (2)	577	35,218
Lonza Group AG Registered	532	32,673
Micronas Semiconductor Holdings AG (2)	502	21,017
Nestle SA	5,466	1,500,754
Nobel Biocare Holding AG	61	12,884
Nobel Biocare Holding AG (Sweden Shares)	252	53,061
Novartis AG	32,038	1,499,891
Phonak Holding AG	552	19,081
Rieter Holding AG	49	15,540
Roche Holding AG Genusschein (1)	9,535	1,025,578
Schindler Holding AG Certificates of Participation (1)	75	27,876
Serono SA	87	63,358
Societe Generale de Surveillance Holding SA	62	44,839
Straumann Holding AG	119	25,859
Sulzer AG Registered	51	22,036
Swatch Group (The) AG Class B	439	60,552
Swatch Group (The) AG Registered	808	22,574
Swiss Re	4,395	315,825
Swisscom AG	357	131,340
Syngenta AG (2)	1,452	152,156
Synthes Inc.	631	70,411
UBS AG Registered (1)	14,492	1,228,033
Unaxis Holding AG Class R (1)	137	19,310
Valora Holding AG	41	9,382
Zurich Financial Services AG (2)	1,958	344,814

		8,278,009

UNITED KINGDOM—24.55%
Aegis Group PLC	15,694	30,248
Aggreko PLC	4,131	14,051
Alliance Unichem PLC	3,250	47,502
AMEC PLC	4,209	25,371
AMVESCAP PLC	10,006	63,103
Anglo American PLC	19,241	456,290
ARM Holdings PLC	18,187	36,170
Arriva PLC	2,835	28,124
Associated British Ports Holdings PLC	4,120	37,408
AstraZeneca PLC	22,427	884,006
Aviva PLC	31,034	372,376
BAA PLC	14,563	160,569
BAE Systems PLC	43,646	214,019
Balfour Beatty PLC	6,390	37,733
Barclays PLC (3)	87,367	893,130
Barratt Developments PLC	3,077	38,345
BBA Group PLC	5,973	34,057
Bellway PLC	1,627	27,055
Berkeley Group Holdings PLC	1,551	23,754
BG Group PLC	47,842	371,779
BHP Billiton PLC	33,449	449,389
BOC Group PLC	6,844	131,781
Boots Group PLC	9,964	117,392
BP PLC	292,457	3,031,158
BPB PLC	6,567	61,611
Brambles Industries PLC	9,987	57,180
British Airways PLC (2)	7,028	35,059
British American Tobacco PLC	21,796	384,263
British Land Co. PLC	6,995	106,271
British Sky Broadcasting Group PLC	17,008	186,563
BT Group PLC	115,290	447,686
Bunzl PLC	5,920	57,834
Cable & Wireless PLC	32,280	78,838
Cadbury Schweppes PLC	27,923	279,909

Capita Group PLC	8,826	62,708
Carnival PLC	2,297	126,132
Cattles PLC	4,219	26,946
Centrica PLC	51,883	226,223
Close Brothers Group PLC	1,554	22,757
Cobham PLC	1,472	38,857
Compass Group PLC	28,897	131,868
Cookson Group PLC (2)	27,315	20,646
Corus Group PLC (2)	53,272	54,358
Daily Mail and General Trust PLC Class A	4,164	56,652
Davis Service Group PLC (The)	2,311	19,083
De La Rue PLC	2,459	17,750
Diageo PLC	40,914	576,741
Dixons Group PLC	26,490	76,460
Eircom Group PLC	7,244	19,112
Electrocomponents PLC	5,712	26,714
EMAP PLC	3,591	56,320
EMI Group PLC	10,558	47,133
Enterprise Inns PLC	4,845	70,586
Exel PLC (1)	4,058	65,025
FirstGroup PLC	5,128	33,260
FKI PLC	6,964	13,982
Friends Provident PLC	26,053	87,260
George Wimpey PLC	5,136	42,702
GKN PLC	9,632	46,184
GlaxoSmithKline PLC	79,825	1,829,657
Great Portland Estates PLC	1,608	9,959
Group 4 Securicor PLC (2)	14,547	37,659
GUS PLC	13,704	235,904
Hammerson PLC	3,789	59,533
Hanson PLC	10,062	95,161
Hays PLC	23,072	57,984
HBOS PLC	53,251	830,140
Hilton Group PLC	21,131	120,187
HMV Group PLC	5,004	23,663
HSBC Holdings PLC	151,868	2,401,937
ICAP PLC	6,089	31,583
IMI PLC	4,551	35,301
Imperial Chemical Industries PLC	16,366	82,725
Imperial Tobacco Group PLC	9,829	257,977
Inchcape PLC	994	37,227
InterContinental Hotels Group PLC	8,632	100,721
International Power PLC (2)	20,128	68,176
Intertek Testing Services Ltd.	2,025	29,598
Invensys PLC (2)	76,382	22,371
ITV PLC	55,629	134,024
J Sainsbury PLC	18,620	101,771
Johnson Matthey PLC	2,902	54,233
Kelda Group PLC	5,201	58,770
Kesa Electricals PLC	7,076	40,413
Kidde PLC	12,045	38,010
Kingfisher PLC	31,548	172,133
Land Securities Group PLC	6,242	152,508
Legal & General Group PLC	89,395	191,303
Liberty International PLC	3,195	58,169
Lloyds TSB Group PLC	76,034	686,761
LogicaCMG PLC	10,304	34,463
London Stock Exchange PLC	3,396	29,118
Man Group PLC	3,756	97,517
Marconi Corp. PLC (2)	2,976	30,310
Marks & Spencer Group PLC	22,127	144,667
Meggitt PLC	5,635	28,031
MFI Furniture Group PLC	7,713	17,052
Misys PLC	6,596	27,607
Mitchells & Butlers PLC	7,043	45,848
National Express Group PLC	1,974	33,664
National Grid Transco PLC	41,994	389,022
Next PLC	3,587	107,906
Novar PLC	6,403	22,535
Pearson PLC	10,933	133,251
Peninsular & Oriental Steam Navigation Co. PLC	10,151	55,530
Persimmon PLC	3,747	53,492
Pilkington PLC	13,523	30,280
Premier Farnell PLC	5,332	17,103
Provident Financial PLC	3,617	48,390
Prudential Corp. PLC	32,122	307,131
Punch Taverns PLC	3,255	42,316
Rank Group PLC	8,199	42,412
Reckitt Benckiser PLC	8,375	266,183
Reed International PLC	17,126	177,502
Rentokil Initial PLC	24,835	76,024
Reuters Group PLC	19,454	149,982
Rexam PLC	7,321	65,676
Rio Tinto PLC	14,419	466,182
Rolls-Royce Group PLC (2)	20,985	96,754
Royal & Sun Alliance Insurance Group PLC	40,119	59,510
Royal Bank of Scotland Group PLC	43,071	1,370,556
SABMiller PLC	10,988	172,021
Sage Group PLC	17,581	66,857
Schroders PLC	1,750	23,379
Scottish & Newcastle PLC	11,130	96,849
Scottish & Southern Energy PLC	11,511	191,737
Scottish Power PLC	25,376	196,118

Serco Group PLC	5,808	26,806
Severn Trent PLC	4,766	82,403
Shell Transport & Trading Co. PLC	130,859	1,174,538
Signet Group PLC	24,254	49,268
Slough Estates PLC	5,414	49,873
Smith & Nephew PLC	12,757	119,926
Smiths Group PLC	7,473	120,240
SSL International PLC	2,302	13,169
Stagecoach Group PLC	9,864	20,596
Stolt Offshore SA (2)	2,385	18,470
Tate & Lyle PLC	5,701	57,256
Taylor Woodrow PLC	7,676	44,384
Tesco PLC	105,463	630,730
3i Group PLC	8,310	105,443
TI Automotive Ltd. (2) (4)	7,024	—
Tomkins PLC	10,583	52,844
Trinity Mirror PLC	4,061	53,792
Unilever PLC	37,633	371,912
United Business Media PLC	4,652	46,765
United Utilities PLC	7,716	92,001
United Utilities PLC Class A	4,273	36,375
Vodafone Group PLC	893,525	2,372,209
Whitebread PLC	3,959	69,685
William Hill PLC	5,279	54,963
Wolseley PLC	7,966	166,782
WPP Group PLC	16,086	183,137
Yell Group PLC	9,283	82,970

		30,550,553

TOTAL COMMON STOCKS (Cost: $106,412,524)		120,867,720

Security	Shares	Value
PREFERRED STOCKS—0.27%
GERMANY—0.22%
Fresenius Medical Care AG (1)	385	22,241
Henkel KGaA	823	74,605
Porsche AG (1)	104	75,692
Prosieben Satellite Media AG (1)	1,119	21,029
RWE AG (1)	553	29,338
Volkswagen AG (1)	1,430	51,704

		274,609

ITALY—0.05%
Banca Intesa SpA (1)	12,231	56,351

		56,351

TOTAL PREFERRED STOCKS (Cost: $238,534)		330,960

Security	Shares	Value
EXCHANGE-TRADED FUNDS—1.39%
iShares MSCI EAFE Index Fund (3)	10,917	1,734,384

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,600,500)		1,734,384

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—19.46%
COMMERCIAL PAPER—4.52% (5)
Amstel Funding Corp.
2.95%, 08/19/05	$41,878	41,389
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	711,607	710,825
ANZ National Bank Ltd.
2.94%, 08/15/05	50,376	49,817
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	85,639	85,503
Cantabric Finance LLC
2.80%, 04/29/05	54,406	54,287
Chariot Funding LLC
2.70%, 04/06/05	27,203	27,193
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	101,759	101,672
Corporate Asset Funding
2.75%, 05/05/05	70,526	70,343
CRC Funding LLC
2.74%, 04/28/05	50,376	50,272
DEPFA Bank PLC
2.28%, 05/03/05	50,376	50,274
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	342,555	340,915
Fairway Finance LLC
3.15%, 09/15/05	89,623	88,314
Falcon Asset Securitization Corp.
2.75%, 04/14/05	40,301	40,261

Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	124,932	124,683
Fortis Funding LLC
2.35%, 05/09/05	141,052	140,703
General Electric Capital Corp.
2.74%, 07/07/05	50,376	50,004
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	286,392	285,845
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	302,254	298,537
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	778,514	777,533
Kitty Hawk Funding Corp.
2.75%, 04/15/05	140,483	140,332
Liberty Street Funding Corp.
2.80%, 04/20/05	50,508	50,433
Moat Funding LLC
2.74%, 05/02/05	70,526	70,360
Mortgage Interest Networking Trust
2.77%, 04/13/05	83,624	83,546
New Center Asset Trust
2.80%, 04/15/05	100,751	100,642
Nordea North America Inc.
2.74%, 07/11/05	50,376	49,988
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	114,922	114,779
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	324,389	323,926
Polonius Inc.
2.82%, 04/28/05	83,624	83,447
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	86,771	86,684
Ranger Funding Co. LLC
2.75%, 04/14/05	151,127	150,977
Santander Central Hispano
2.75%, 07/08/05	125,939	124,998
Scaldis Capital LLC
2.75%, 07/08/05	25,216	25,027
Societe Generale
2.75%, 05/03/05	90,676	90,455
Sydney Capital Corp.
2.75%, 04/12/05	175,882	175,734
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	87,654	87,524
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	87,789	87,700
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	65,703	65,638
Tulip Funding Corp.
2.71%, 04/08/05	83,316	83,272
Variable Funding Capital Corp.
2.80%, 04/20/05	77,579	77,464
Yorktown Capital LLC
2.80%, 04/20/05	158,180	157,946

		5,619,242

FLOATING RATE NOTES—6.42% (5)
Allstate Life Global Funding II
2.74%, 01/10/06 (6)	46,346	46,347
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	352,630	352,688
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	65,488	65,475
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (6)	327,442	327,468
BMW US Capital LLC
2.82%, 04/18/06 (6)	100,751	100,751
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	342,555	342,496
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (6)	302,254	302,242
Commodore CDO Ltd.
3.08%, 12/12/05	25,188	25,188
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	302,254	302,214
DEPFA Bank PLC
2.99%, 12/15/05	100,751	100,751
Dorada Finance Inc.
2.66%, 07/29/05 (6)	83,624	83,615
Fairway Finance LLC
2.80%, 06/20/05	50,376	50,375
Fifth Third Bancorp
2.81%, 02/23/06 (6)	201,503	201,503
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (6)	130,977	130,982
General Electric Capital Corp.
2.86%, 03/09/06	45,338	45,396
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	36,787	36,787
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	65,488	65,488

Hartford Life Global Funding Trust
2.80%, 02/15/06	100,751	100,751
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	302,254	302,253
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (6)	453,381	453,387
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (6)	105,789	105,790
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (6)	413,081	413,173
Lothian Mortgages PLC
2.84%, 01/24/06 (6)	201,503	201,503
Marshall & Ilsley Corp.
2.95%, 02/20/06	100,751	100,858
MetLife Funding Inc.
2.74%, 03/06/06 (6)	151,127	151,127
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	251,878	251,864
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (6)	372,780	372,850
Norddeutsche Landesbank
2.63%, 07/27/05	100,751	100,740
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (6)	302,254	302,254
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	357,667	357,669
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (6)	55,413	55,402
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (6)	513,832	513,852
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (6)	310,012	310,002
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	302,254	302,254
Wells Fargo & Co.
2.78%, 03/15/06 (6)	50,376	50,382
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (6)	352,630	352,605
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (6)	507,787	507,753
Winston Funding Ltd.
2.75%, 04/25/05 (6)	71,936	71,936
World Savings Bank
2.71%, 09/09/05	35,263	35,261

		7,993,432

MONEY MARKET FUNDS—1.14%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	403,005	403,005
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3)	949,004	949,004
BlackRock Temp Cash Money Market Fund (5)	18,789	18,789
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (5)	42,233	42,233

		1,413,031

REPURCHASE AGREEMENTS—4.61% (5)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $2,216,708 and effective yields of 2.89% - 2.90%. (7)	$2,216,530	2,216,530
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $2,015,189 and an effective yield of 2.89%. (7)	2,015,027	2,015,027
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,511,392 and an effective yield of 2.89%. (7)	1,511,271	1,511,271

		5,742,828

TIME DEPOSITS—2.55% (5)
Abbey National Treasury Services PLC
1.39%, 04/08/05	70,526	70,526
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	100,751	100,751
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	141,052	141,052
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	130,977	130,977
First Tennessee Bank
2.77%, 04/15/05	50,376	50,376
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	124,932	124,932
Natexis Banques
2.98%, 08/18/05	100,751	100,751
Norddeutsche Landesbank
2.11%, 06/07/05	100,751	100,748
Rabobank Nederland NV NY
2.84%, 04/01/05	741,333	741,333
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	246,841	246,841
SunTrust Bank
2.68%, 05/03/05	100,751	100,743
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	342,555	342,544
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	181,352	181,352
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	498,719	498,719

Wells Fargo Bank N.A.
2.79%, 04/15/05	100,751	100,751
World Savings Bank
2.75%, 05/03/05	141,052	141,052

		3,173,448

U.S. GOVERNMENT AGENCY NOTES—0.22% (5)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	120,754	120,590
Federal National Mortgage Association
2.33%, 07/22/05	151,127	150,034

		270,624

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,212,605)		24,212,605

TOTAL INVESTMENTS IN SECURITIES — 118.24% (Cost: $132,464,163) (8)		147,145,669

Other Assets, Less Liabilities — (18.24%)		(22,701,117)

NET ASSETS — 100.00%		$124,444,552

NYS -	New York Registered Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(8)	The cost of investments for federal income tax purposes was $137,647,468. Net unrealized appreciation aggregated $9,498,201, of which $14,431,976 represented gross unrealized appreciation on securities and $4,933,775 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

As of March 31, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
Euro 50 Index (06/17/05)	12	$468,342	$(538)
FTSE 100 Index (06/17/05)	5	464,133	(4,507)
TOPIX Index (06/09/05)	3	331,105	(2,175)

			$(7,220)

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—85.75%
Active Stock Master Portfolio (1)		$41,718,669
CoreAlpha Bond Master Portfolio (1)		125,786,841

TOTAL MASTER PORTFOLIOS		167,505,510

Security	Shares	Value
EXCHANGE-TRADED FUNDS—14.02%
iShares MSCI EAFE Index Fund (1) (2)	108,375	17,217,536
iShares Russell 2000 Index Fund (1) (2)	44,103	5,387,181
iShares S&P MidCap 400 Index Fund (1) (2)	36,299	4,772,593

TOTAL EXCHANGE-TRADED FUNDS (Cost: $24,593,291)		27,377,310

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.55%
COMMERCIAL PAPER—1.47% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$21,400	21,155
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	363,642	363,242
ANZ National Bank Ltd.
2.94%, 08/15/05	25,743	25,457
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	43,763	43,693
Cantabric Finance LLC
2.80%, 04/29/05	27,802	27,742
Chariot Funding LLC
2.70%, 04/06/05	13,901	13,896
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	52,000	51,955
Corporate Asset Funding
2.75%, 05/05/05	36,040	35,946
CRC Funding LLC
2.74%, 04/28/05	25,743	25,690
DEPFA Bank PLC
2.28%, 05/03/05	25,743	25,691
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	175,051	174,213
Fairway Finance LLC
3.15%, 09/15/05	45,799	45,130
Falcon Asset Securitization Corp.
2.75%, 04/14/05	20,594	20,574
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	63,842	63,716
Fortis Funding LLC
2.35%, 05/09/05	72,080	71,901
General Electric Capital Corp.
2.74%, 07/07/05	25,743	25,553
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	146,351	146,071
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	154,457	152,558
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	397,833	397,332
Kitty Hawk Funding Corp.
2.75%, 04/15/05	71,789	71,712
Liberty Street Funding Corp.
2.80%, 04/20/05	25,810	25,772
Moat Funding LLC
2.74%, 05/02/05	36,040	35,955
Mortgage Interest Networking Trust
2.77%, 04/13/05	42,733	42,694
New Center Asset Trust
2.80%, 04/15/05	51,486	51,429
Nordea North America Inc.
2.74%, 07/11/05	25,743	25,545

Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	58,727	58,654
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	165,768	165,531
Polonius Inc.
2.82%, 04/28/05	42,733	42,643
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	44,341	44,296
Ranger Funding Co. LLC
2.75%, 04/14/05	77,228	77,152
Santander Central Hispano
2.75%, 07/08/05	64,357	63,876
Scaldis Capital LLC
2.75%, 07/08/05	12,886	12,789
Societe Generale
2.75%, 05/03/05	46,337	46,224
Sydney Capital Corp.
2.75%, 04/12/05	89,878	89,803
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	44,792	44,726
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	44,861	44,815
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	33,575	33,542
Tulip Funding Corp.
2.71%, 04/08/05	42,576	42,554
Variable Funding Capital Corp.
2.80%, 04/20/05	39,644	39,585
Yorktown Capital LLC
2.80%, 04/20/05	80,832	80,713

		2,871,525

FLOATING RATE NOTES—2.09% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	23,683	23,684
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	180,199	180,229
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	33,466	33,458
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	167,328	167,341
BMW US Capital LLC
2.82%, 04/18/06 (4)	51,486	51,486
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	175,051	175,021
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	154,457	154,450
Commodore CDO Ltd.
3.08%, 12/12/05	12,871	12,871
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	154,457	154,436
DEPFA Bank PLC
2.99%, 12/15/05	51,486	51,486
Dorada Finance Inc.
2.66%, 07/29/05 (4)	42,733	42,729
Fairway Finance LLC
2.80%, 06/20/05	25,743	25,743
Fifth Third Bancorp
2.81%, 02/23/06 (4)	102,971	102,971
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	66,931	66,934
General Electric Capital Corp.
2.86%, 03/09/06	23,168	23,199
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	18,799	18,799
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	33,466	33,466
Hartford Life Global Funding Trust
2.80%, 02/15/06	51,486	51,486
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	154,457	154,458
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	231,685	231,688
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	54,060	54,060
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	211,091	211,139
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	102,971	102,971

Marshall & Ilsley Corp.
2.95%, 02/20/06	51,486	51,540
MetLife Funding Inc.
2.74%, 03/06/06 (4)	77,228	77,229
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	128,714	128,707
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	190,496	190,534
Norddeutsche Landesbank
2.63%, 07/27/05	51,486	51,480
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	154,457	154,457
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	182,774	182,773
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	28,317	28,311
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	262,576	262,587
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	158,421	158,417
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	154,457	154,458
Wells Fargo & Co.
2.78%, 03/15/06 (4)	25,743	25,746
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	180,199	180,187
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	259,487	259,471
Winston Funding Ltd.
2.75%, 04/25/05 (4)	36,761	36,761
World Savings Bank
2.71%, 09/09/05	18,020	18,019

		4,084,782

MONEY MARKET FUNDS—0.59%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	205,942	205,942
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1)	915,848	915,848
BlackRock Temp Cash Money Market Fund (3)	9,602	9,602
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	21,582	21,582

		1,152,974

REPURCHASE AGREEMENTS—1.50% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $1,132,773 and effective yields of 2.89% - 2.90%. (5)	$1,132,682	1,132,682
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,029,793 and an effective yield of 2.89%. (5)	1,029,711	1,029,711
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $772,345 and an effective yield of 2.89%. (5)	772,283	772,283

		2,934,676

TIME DEPOSITS—0.83% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	36,040	36,022
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	51,486	51,486
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	72,080	72,080
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	66,931	66,932
First Tennessee Bank
2.77%, 04/15/05	25,743	25,743
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	63,842	63,842
Natexis Banques
2.98%, 08/18/05	51,486	51,486
Norddeutsche Landesbank
2.11%, 06/07/05	51,486	51,484
Rabobank Nederland NV NY
2.84%, 04/01/05	378,833	378,833
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	126,140	126,140
SunTrust Bank
2.68%, 05/03/05	51,486	51,481
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	175,051	175,044
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	92,674	92,674

Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	254,853	254,854
Wells Fargo Bank N.A.
2.79%, 04/15/05	51,486	51,485
World Savings Bank
2.75%, 05/03/05	72,080	72,080

		1,621,666

U.S. GOVERNMENT AGENCY NOTES—0.07% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	61,707	61,624
Federal National Mortgage Association
2.33%, 07/22/05	77,228	76,670

		138,294

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,803,917)		12,803,917

TOTAL INVESTMENTS — 106.32% (6)		207,686,737

Other Assets, Less Liabilities — (6.32%)		(12,341,393)

NET ASSETS — 100.00%		$195,345,344

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(6)	The cost of investments for federal income tax purposes was $37,399,949. Net unrealized appreciation aggregated $2,781,278, of which $2,781,278 represented gross unrealized appreciation on securities.

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—82.34%
Active Stock Master Portfolio (1)		$156,856,670
CoreAlpha Bond Master Portfolio (1)		278,801,948

TOTAL MASTER PORTFOLIOS		435,658,618

Security	Shares	Value
EXCHANGE-TRADED FUNDS—17.35%
iShares MSCI EAFE Index Fund (1) (2)	386,535	61,408,815
iShares Russell 2000 Index Fund (1) (2)	132,346	16,166,064
iShares S&P MidCap 400 Index Fund (1) (2)	108,298	14,239,021

TOTAL EXCHANGE-TRADED FUNDS (Cost: $81,862,696)		91,813,900

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.61%
COMMERCIAL PAPER—1.19% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$46,995	46,456
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	798,549	797,672
ANZ National Bank Ltd.
2.94%, 08/15/05	56,530	55,904
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	96,102	95,949
Cantabric Finance LLC
2.80%, 04/29/05	61,053	60,920
Chariot Funding LLC
2.70%, 04/06/05	30,526	30,515
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	114,191	114,095
Corporate Asset Funding
2.75%, 05/05/05	79,143	78,937
CRC Funding LLC
2.74%, 04/28/05	56,530	56,414
DEPFA Bank PLC
2.28%, 05/03/05	56,530	56,416
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	384,407	382,568
Fairway Finance LLC
3.15%, 09/15/05	100,573	99,104
Falcon Asset Securitization Corp.
2.75%, 04/14/05	45,224	45,180
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	140,195	139,917
Fortis Funding LLC
2.35%, 05/09/05	158,285	157,893
General Electric Capital Corp.
2.74%, 07/07/05	56,530	56,113
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	321,382	320,768
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	339,183	335,011
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	873,630	872,526
Kitty Hawk Funding Corp.
2.75%, 04/15/05	157,646	157,478
Liberty Street Funding Corp.
2.80%, 04/20/05	56,679	56,595
Moat Funding LLC
2.74%, 05/02/05	79,143	78,956
Mortgage Interest Networking Trust
2.77%, 04/13/05	93,841	93,754
New Center Asset Trust
2.80%, 04/15/05	113,061	112,938

Nordea North America Inc.
2.74%, 07/11/05	56,530	56,096
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	128,963	128,803
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	364,022	363,501
Polonius Inc.
2.82%, 04/28/05	93,841	93,642
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	97,373	97,274
Ranger Funding Co. LLC
2.75%, 04/14/05	169,591	169,423
Santander Central Hispano
2.75%, 07/08/05	141,326	140,270
Scaldis Capital LLC
2.75%, 07/08/05	28,297	28,085
Societe Generale
2.75%, 05/03/05	101,755	101,506
Sydney Capital Corp.
2.75%, 04/12/05	197,370	197,204
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	98,363	98,218
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	98,514	98,414
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	73,730	73,657
Tulip Funding Corp.
2.71%, 04/08/05	93,496	93,447
Variable Funding Capital Corp.
2.80%, 04/20/05	87,057	86,929
Yorktown Capital LLC
2.80%, 04/20/05	177,506	177,243

		6,305,791

FLOATING RATE NOTES—1.70% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	52,008	52,010
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	395,713	395,777
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	73,490	73,473
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	367,448	367,476
BMW US Capital LLC
2.82%, 04/18/06 (4)	113,061	113,061
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	384,407	384,341
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	339,183	339,169
Commodore CDO Ltd.
3.08%, 12/12/05	28,265	28,265
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	339,183	339,137
DEPFA Bank PLC
2.99%, 12/15/05	113,061	113,061
Dorada Finance Inc.
2.66%, 07/29/05 (4)	93,841	93,832
Fairway Finance LLC
2.80%, 06/20/05	56,530	56,529
Fifth Third Bancorp
2.81%, 02/23/06 (4)	226,122	226,122
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	146,979	146,985
General Electric Capital Corp.
2.86%, 03/09/06	50,877	50,942
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	41,282	41,282
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	73,490	73,490
Hartford Life Global Funding Trust
2.80%, 02/15/06	113,061	113,061
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	339,183	339,183
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	508,774	508,783
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	118,714	118,714

Links Finance LLC
2.72% - 3.02%, 04/15/05 – 02/06/06 (4)	463,549	463,653
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	226,122	226,122
Marshall & Ilsley Corp.
2.95%, 02/20/06	113,061	113,181
MetLife Funding Inc.
2.74%, 03/06/06 (4)	169,591	169,591
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 – 08/09/05	282,652	282,636
Nationwide Building Society
2.75% - 3.12%, 01/13/06 – 04/07/06 (4)	418,325	418,405
Norddeutsche Landesbank
2.63%, 07/27/05	113,061	113,049
Northern Rock PLC
2.73% - 2.82%, 10/25/05 – 02/03/06 (4)	339,183	339,183
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 – 03/10/06	401,366	401,366
Sedna Finance Inc.
2.78%, 01/10/06 – 01/17/06 (4)	62,183	62,171
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 – 01/09/06 (4)	576,610	576,633
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 – 09/15/05 (4)	347,888	347,876
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	339,183	339,182
Wells Fargo & Co.
2.78%, 03/15/06 (4)	56,530	56,538
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 – 01/17/06 (4)	395,713	395,684
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 – 01/13/06 (4)	569,827	569,790
Winston Funding Ltd.
2.75%, 04/25/05 (4)	80,725	80,725
World Savings Bank
2.71%, 09/09/05	39,571	39,570

		8,970,048

MONEY MARKET FUNDS—0.77%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	452,243	452,243
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1)	3,576,457	3,576,457
BlackRock Temp Cash Money Market Fund (3)	21,085	21,085
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares (3)	47,393	47,393

		4,097,178

REPURCHASE AGREEMENTS—1.22% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $2,487,539 and effective yields of 2.89% - 2.90%. (5)	$2,487,339	2,487,339
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $2,261,399 and an effective yield of 2.89%. (5)	2,261,217	2,261,217
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,696,049 and an effective yield of 2.89%. (5)	1,695,913	1,695,913

		6,444,469

TIME DEPOSITS—0.67% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	79,143	79,136
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	113,061	113,061
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 – 08/23/05	158,285	158,285
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	146,979	146,979
First Tennessee Bank
2.77%, 04/15/05	56,530	56,530
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 – 12/14/05	140,195	140,196
Natexis Banques
2.98%, 08/18/05	113,061	113,061
Norddeutsche Landesbank
2.11%, 06/07/05	113,061	113,057
Rabobank Nederland NV NY
2.84%, 04/01/05	831,907	831,907
Societe Generale
2.81% - 2.83%, 04/01/05 – 05/03/05	276,999	276,999
SunTrust Bank
2.68%, 05/03/05	113,061	113,051

Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	384,407	384,396
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	203,510	203,509
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	559,651	559,651
Wells Fargo Bank N.A.
2.79%, 04/15/05	113,061	113,060
World Savings Bank
2.75%, 05/03/05	158,285	158,285

		3,561,163

U.S. GOVERNMENT AGENCY NOTES—0.06% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	135,507	135,323
Federal National Mortgage Association
2.33%, 07/22/05	169,591	168,365

		303,688

TOTAL SHORT-TERM INVESTMENTS (Cost: $29,682,337)		29,682,337

TOTAL INVESTMENTS — 105.30%(6)		557,154,855

Other Assets, Less Liabilities — (5.30%)		(28,041,940)

NET ASSETS — 100.00%		$529,112,915

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(6)	The cost of investments for federal income tax purposes was $111,545,033. Net unrealized appreciation aggregated $9,951,204, of which $9,951,204 represented gross unrealized appreciation on securities.

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—77.06%
Active Stock Master Portfolio (1)		$348,383,214
CoreAlpha Bond Master Portfolio (1)		289,082,769

TOTAL MASTER PORTFOLIOS		637,465,983

Security	Shares	Value
EXCHANGE-TRADED FUNDS—22.75%
iShares MSCI EAFE Index Fund (1) (2)	835,563	132,745,894
iShares Russell 2000 Index Fund (1) (2)	238,532	29,136,684
iShares S&P MidCap 400 Index Fund (1) (2)	200,187	26,320,587

TOTAL EXCHANGE-TRADED FUNDS (Cost: $168,681,551)		188,203,165

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—18.69%

COMMERCIAL PAPER—4.31% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$265,780	262,731
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	4,516,200	4,511,236
ANZ National Bank Ltd.
2.94%, 08/15/05	319,708	316,164
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	543,504	542,642
Cantabric Finance LLC
2.80%, 04/29/05	345,285	344,533
Chariot Funding LLC
2.70%, 04/06/05	172,643	172,578
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	645,811	645,262
Corporate Asset Funding
2.75%, 05/05/05	447,592	446,429
CRC Funding LLC
2.74%, 04/28/05	319,708	319,051
DEPFA Bank PLC
2.28%, 05/03/05	319,708	319,062
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	2,174,017	2,163,614
Fairway Finance LLC
3.15%, 09/15/05	568,793	560,482
Falcon Asset Securitization Corp.
2.75%, 04/14/05	255,767	255,513
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	792,877	791,300
Fortis Funding LLC
2.35%, 05/09/05	895,183	892,963
General Electric Capital Corp.
2.74%, 07/07/05	319,708	317,348
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	1,817,580	1,814,109
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	1,918,250	1,894,659
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	4,940,824	4,934,589
Kitty Hawk Funding Corp.
2.75%, 04/15/05	891,571	890,617
Liberty Street Funding Corp.
2.80%, 04/20/05	320,546	320,073
Moat Funding LLC
2.74%, 05/02/05	447,592	446,536
Mortgage Interest Networking Trust
2.77%, 04/13/05	530,716	530,226
New Center Asset Trust
2.80%, 04/15/05	639,417	638,720
Nordea North America Inc.
2.74%, 07/11/05	319,708	317,251

Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	729,351	728,446
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	2,058,730	2,055,784
Polonius Inc.
2.82%, 04/28/05	530,716	529,593
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	550,691	550,137
Ranger Funding Co. LLC
2.75%, 04/14/05	959,125	958,174
Santander Central Hispano
2.75%, 07/08/05	799,271	793,298
Scaldis Capital LLC
2.75%, 07/08/05	160,033	158,835
Societe Generale
2.75%, 05/03/05	575,475	574,068
Sydney Capital Corp.
2.75%, 04/12/05	1,116,230	1,115,292
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	556,293	555,470
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	557,149	556,582
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	416,983	416,569
Tulip Funding Corp.
2.71%, 04/08/05	528,766	528,487
Variable Funding Capital Corp.
2.80%, 04/20/05	492,351	491,623
Yorktown Capital LLC
2.80%, 04/20/05	1,003,884	1,002,401

		35,662,447

FLOATING RATE NOTES—6.13% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	294,132	294,141
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	2,237,959	2,238,323
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	415,621	415,527
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	2,078,104	2,078,270
BMW US Capital LLC
2.82%, 04/18/06 (4)	639,417	639,417
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	2,174,017	2,173,647
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	1,918,250	1,918,173
Commodore CDO Ltd.
3.08%, 12/12/05	159,854	159,854
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	1,918,250	1,917,999
DEPFA Bank PLC
2.99%, 12/15/05	639,417	639,417
Dorada Finance Inc.
2.66%, 07/29/05 (4)	530,716	530,664
Fairway Finance LLC
2.80%, 06/20/05	319,708	319,701
Fifth Third Bancorp
2.81%, 02/23/06 (4)	1,278,833	1,278,833
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	831,242	831,275
General Electric Capital Corp.
2.86%, 03/09/06	287,738	288,104
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	233,468	233,468
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	415,621	415,621
Hartford Life Global Funding Trust
2.80%, 02/15/06	639,417	639,417
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	1,918,250	1,918,251
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	2,877,375	2,877,419
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	671,388	671,388
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	2,621,609	2,622,197
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	1,278,833	1,278,833

Marshall & Ilsley Corp.
2.95%, 02/20/06	639,417	640,097
MetLife Funding Inc.
2.74%, 03/06/06 (4)	959,125	959,125
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	1,598,542	1,598,449
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	2,365,842	2,366,292
Norddeutsche Landesbank
2.63%, 07/27/05	639,417	639,345
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	1,918,250	1,918,250
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	2,269,929	2,269,930
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	351,679	351,609
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	3,261,025	3,261,153
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	1,967,485	1,967,422
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	1,918,250	1,918,250
Wells Fargo & Co.
2.78%, 03/15/06 (4)	319,708	319,751
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	2,237,959	2,237,790
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	3,222,660	3,222,445
Winston Funding Ltd.
2.75%, 04/25/05 (4)	456,544	456,544
World Savings Bank
2.71%, 09/09/05	223,796	223,786

		50,730,177

MONEY MARKET FUNDS—1.20%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	2,557,667	2,557,667
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1)	6,971,787	6,971,787
BlackRock Temp Cash Money Market Fund (3)	119,246	119,246
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	268,030	268,030

		9,916,730

REPURCHASE AGREEMENTS—4.41% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $14,068,299 and effective yields of 2.89% - 2.90%. (5)	$14,067,168	14,067,168
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $12,789,361 and an effective yield of 2.89%. (5)	12,788,335	12,788,335
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $9,592,021 and an effective yield of 2.89%. (5)	9,591,251	9,591,251

		36,446,754

TIME DEPOSITS—2.43% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	447,592	447,581
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	639,417	639,417
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	895,183	895,184
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	831,242	831,242
First Tennessee Bank
2.77%, 04/15/05	319,708	319,708
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	792,877	792,877
Natexis Banques
2.98%, 08/18/05	639,417	639,417
Norddeutsche Landesbank
2.11%, 06/07/05	639,417	639,393
Rabobank Nederland NV NY
2.84%, 04/01/05	4,704,860	4,704,860
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	1,566,571	1,566,571
SunTrust Bank
2.68%, 05/03/05	639,417	639,362
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	2,174,017	2,173,951
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,150,950	1,150,946
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	3,165,113	3,165,113

Wells Fargo Bank N.A.
2.79%, 04/15/05	639,417	639,414
World Savings Bank
2.75%, 05/03/05	895,183	895,183

		20,140,219

U.S. GOVERNMENT AGENCY NOTES—0.21% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	766,360	765,321
Federal National Mortgage Association
2.33%, 07/22/05	959,125	952,187

		1,717,508

TOTAL SHORT-TERM INVESTMENTS (Cost: $154,613,835)		154,613,835

TOTAL INVESTMENTS — 118.50% (6)		980,282,983

Other Assets, Less Liabilities — (18.50%)		(153,057,313)

NET ASSETS — 100.00%		$827,225,670

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(6)	The cost of investments for federal income tax purposes was $323,302,735. Net unrealized appreciation aggregated $19,514,265, of which $19,514,265 represented gross unrealized appreciation on securities.

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—72.73%
Active Stock Master Portfolio (1)		$252,462,797
CoreAlpha Bond Master Portfolio (1)		103,467,871

TOTAL MASTER PORTFOLIOS		355,930,668

Security	Shares	Value
EXCHANGE-TRADED FUNDS—26.88%
iShares MSCI EAFE Index Fund (1) (2)	599,170	95,190,138
iShares Russell 2000 Index Fund (1) (2)	158,287	19,334,757
iShares S&P MidCap 400 Index Fund (1) (2)	129,517	17,028,895

TOTAL EXCHANGE-TRADED FUNDS (Cost: $118,388,056)		131,553,790

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.42%
COMMERCIAL PAPER—1.85% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$67,544	66,769
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	1,147,718	1,146,456
ANZ National Bank Ltd.
2.94%, 08/15/05	81,249	80,348
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	138,123	137,905
Cantabric Finance LLC
2.80%, 04/29/05	87,749	87,558
Chariot Funding LLC
2.70%, 04/06/05	43,874	43,858
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	164,122	163,982
Corporate Asset Funding
2.75%, 05/05/05	113,748	113,453
CRC Funding LLC
2.74%, 04/28/05	81,249	81,082
DEPFA Bank PLC
2.28%, 05/03/05	81,249	81,084
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	552,491	549,847
Fairway Finance LLC
3.15%, 09/15/05	144,549	142,437
Falcon Asset Securitization Corp.
2.75%, 04/14/05	64,999	64,934
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	201,497	201,096
Fortis Funding LLC
2.35%, 05/09/05	227,496	226,932
General Electric Capital Corp.
2.74%, 07/07/05	81,249	80,649
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	461,908	461,026
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	487,492	481,496
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	1,255,629	1,254,046
Kitty Hawk Funding Corp.
2.75%, 04/15/05	226,578	226,336
Liberty Street Funding Corp.
2.80%, 04/20/05	81,461	81,342
Moat Funding LLC
2.74%, 05/02/05	113,748	113,480
Mortgage Interest Networking Trust
2.77%, 04/13/05	134,873	134,748
New Center Asset Trust
2.80%, 04/15/05	162,497	162,320

Nordea North America Inc.
2.74%, 07/11/05	81,249	80,624
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	185,352	185,123
Park Granada LLC
2.76% - 2.81%, 04/11/05 – 04/29/05	523,192	522,443
Polonius Inc.
2.82%, 04/28/05	134,873	134,587
Preferred Receivables Funding Corp.
2.75%, 04/13/05 – 04/15/05	139,949	139,808
Ranger Funding Co. LLC
2.75%, 04/14/05	243,746	243,504
Santander Central Hispano
2.75%, 07/08/05	203,122	201,604
Scaldis Capital LLC
2.75%, 07/08/05	40,670	40,365
Societe Generale
2.75%, 05/03/05	146,248	145,890
Sydney Capital Corp.
2.75%, 04/12/05	283,671	283,433
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	141,373	141,164
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 – 04/19/05	141,590	141,446
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	105,969	105,864
Tulip Funding Corp.
2.71%, 04/08/05	134,377	134,306
Variable Funding Capital Corp.
2.80%, 04/20/05	125,123	124,938
Yorktown Capital LLC
2.80%, 04/20/05	255,121	254,744

		9,063,027

FLOATING RATE NOTES—2.63% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	74,749	74,751
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 – 01/24/06	568,740	568,833
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 – 01/03/06	105,623	105,600
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 – 10/27/05 (4)	528,116	528,158
BMW US Capital LLC
2.82%, 04/18/06 (4)	162,497	162,497
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 – 12/14/05	552,491	552,397
CC USA Inc.
1.29% - 2.66%, 04/15/05 – 07/29/05 (4)	487,492	487,472
Commodore CDO Ltd.
3.08%, 12/12/05	40,624	40,625
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 – 10/17/05	487,492	487,428
DEPFA Bank PLC
2.99%, 12/15/05	162,497	162,497
Dorada Finance Inc.
2.66%, 07/29/05 (4)	134,873	134,859
Fairway Finance LLC
2.80%, 06/20/05	81,249	81,247
Fifth Third Bancorp
2.81%, 02/23/06 (4)	324,994	324,994
Five Finance Inc.
2.80% - 2.84%, 04/29/05 – 02/27/06 (4)	211,246	211,255
General Electric Capital Corp.
2.86%, 03/09/06	73,124	73,217
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	59,332	59,332
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	105,623	105,624
Hartford Life Global Funding Trust
2.80%, 02/15/06	162,497	162,497
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 – 01/24/06	487,492	487,491
K2 USA LLC
2.64% - 2.83%, 06/10/05 – 02/15/06 (4)	731,238	731,248
Leafs LLC
2.85%, 01/20/06 – 02/21/06 (4)	170,622	170,622
Links Finance LLC
2.72% - 3.02%, 04/15/05 – 02/06/06 (4)	666,239	666,387

Lothian Mortgages PLC
2.84%, 01/24/06 (4)	324,994	324,994
Marshall & Ilsley Corp.
2.95%, 02/20/06	162,497	162,671
MetLife Funding Inc.
2.74%, 03/06/06 (4)	243,746	243,746
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	406,243	406,219
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	601,240	601,354
Norddeutsche Landesbank
2.63%, 07/27/05	162,497	162,479
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	487,492	487,491
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	576,865	576,866
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	89,373	89,356
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	828,736	828,770
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	500,004	499,987
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	487,492	487,492
Wells Fargo & Co.
2.78%, 03/15/06 (4)	81,249	81,259
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	568,740	568,698
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	818,986	818,931
Winston Funding Ltd.
2.75%, 04/25/05 (4)	116,023	116,023
World Savings Bank
2.71%, 09/09/05	56,874	56,872

		12,892,239

MONEY MARKET FUNDS—0.91%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	649,989	649,989
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1)	3,696,849	3,696,849
BlackRock Temp Cash Money Market Fund (3)	30,304	30,304
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	68,115	68,115

		4,445,257

REPURCHASE AGREEMENTS—1.89% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $3,575,226 and effective yields of 2.89% - 2.90%. (5)	$3,574,939	3,574,939
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $3,250,206 and an effective yield of 2.89%. (5)	3,249,945	3,249,945
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $2,437,654 and an effective yield of 2.89%. (5)	2,437,458	2,437,458

		9,262,342

TIME DEPOSITS—1.05% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	113,748	113,742
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	162,497	162,497
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	227,496	227,496
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	211,246	211,246
First Tennessee Bank
2.77%, 04/15/05	81,249	81,249
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	201,497	201,496
Natexis Banques
2.98%, 08/18/05	162,497	162,497
Norddeutsche Landesbank
2.11%, 06/07/05	162,497	162,491
Rabobank Nederland NV NY
2.84%, 04/01/05	1,195,663	1,195,663
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	398,118	398,118
SunTrust Bank
2.68%, 05/03/05	162,497	162,483

Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 – 11/09/05	552,491	552,475
UBS AG
2.67% - 3.40%, 04/29/05 – 12/15/05	292,495	292,494
Washington Mutual Bank
2.81%, 05/02/05 – 05/03/05	804,361	804,362
Wells Fargo Bank N.A.
2.79%, 04/15/05	162,497	162,497
World Savings Bank
2.75%, 05/03/05	227,496	227,496

		5,118,302

U.S. GOVERNMENT AGENCY NOTES–0.09% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 – 05/31/05	194,758	194,494
Federal National Mortgage Association
2.33%, 07/22/05	243,746	241,983

		436,477

TOTAL SHORT-TERM INVESTMENTS (Cost: $41,217,644)		41,217,644

TOTAL INVESTMENTS — 108.03% (6)		528,702,102

Other Assets, Less Liabilities — (8.03%)		(39,320,932)

NET ASSETS — 100.00%		$489,381,170

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(6)	The cost of investments for federal income tax purposes was $159,613,381. Net unrealized appreciation aggregated $13,158,053, of which $13,158,053 represented gross unrealized appreciation on securities.

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security		Value
MASTER PORTFOLIOS—71.22%
Active Stock Master Portfolio (1)		$170,270,552
CoreAlpha Bond Master Portfolio (1)		28,602,527

TOTAL MASTER PORTFOLIOS		198,873,079

Security	Shares	Value
EXCHANGE-TRADED FUNDS—28.59%
iShares MSCI EAFE Index Fund (1) (2)	348,991	55,444,200
iShares Russell 2000 Index Fund (1) (2)	104,914	12,815,245
iShares S&P MidCap 400 Index Fund (1) (2)	88,001	11,570,372

TOTAL EXCHANGE-TRADED FUNDS (Cost: $72,361,040)		79,829,817

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.91%
COMMERCIAL PAPER—2.62% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$54,503	53,878
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	926,131	925,113
ANZ National Bank Ltd.
2.94%, 08/15/05	65,562	64,835
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	111,456	111,279
Cantabric Finance LLC
2.80%, 04/29/05	70,807	70,653
Chariot Funding LLC
2.70%, 04/06/05	35,404	35,390
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	132,435	132,323
Corporate Asset Funding
2.75%, 05/05/05	91,787	91,549
CRC Funding LLC
2.74%, 04/28/05	65,562	65,427
DEPFA Bank PLC
2.28%, 05/03/05	65,562	65,430
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	445,822	443,690
Fairway Finance LLC
3.15%, 09/15/05	116,642	114,937
Falcon Asset Securitization Corp.
2.75%, 04/14/05	52,450	52,398
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	162,594	162,271
Fortis Funding LLC
2.35%, 05/09/05	183,574	183,119
General Electric Capital Corp.
2.74%, 07/07/05	65,562	65,078
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	372,729	372,017
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	393,373	388,535
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	1,013,208	1,011,929
Kitty Hawk Funding Corp.
2.75%, 04/15/05	182,833	182,638
Liberty Street Funding Corp.
2.80%, 04/20/05	65,734	65,637
Moat Funding LLC
2.74%, 05/02/05	91,787	91,570
Mortgage Interest Networking Trust
2.77%, 04/13/05	108,833	108,733
New Center Asset Trust
2.80%, 04/15/05	131,124	130,981

Nordea North America Inc.
2.74%, 07/11/05	65,562	65,058
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	149,567	149,381
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	422,181	421,576
Polonius Inc.
2.82%, 04/28/05	108,833	108,603
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	112,929	112,815
Ranger Funding Co. LLC
2.75%, 04/14/05	196,686	196,491
Santander Central Hispano
2.75%, 07/08/05	163,905	162,681
Scaldis Capital LLC
2.75%, 07/08/05	32,818	32,572
Societe Generale
2.75%, 05/03/05	118,012	117,723
Sydney Capital Corp.
2.75%, 04/12/05	228,904	228,711
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	114,078	113,910
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	114,254	114,137
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	85,510	85,425
Tulip Funding Corp.
2.71%, 04/08/05	108,433	108,376
Variable Funding Capital Corp.
2.80%, 04/20/05	100,966	100,816
Yorktown Capital LLC
2.80%, 04/20/05	205,865	205,561

		7,313,246

FLOATING RATE NOTES—3.72% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	60,317	60,319
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	458,935	459,009
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	85,231	85,211
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	426,154	426,187
BMW US Capital LLC
2.82%, 04/18/06 (4)	131,124	131,124
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	445,822	445,746
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	393,373	393,357
Commodore CDO Ltd.
3.08%, 12/12/05	32,781	32,781
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	393,373	393,322
DEPFA Bank PLC
2.99%, 12/15/05	131,124	131,124
Dorada Finance Inc.
2.66%, 07/29/05 (4)	108,833	108,822
Fairway Finance LLC
2.80%, 06/20/05	65,562	65,561
Fifth Third Bancorp
2.81%, 02/23/06 (4)	262,249	262,249
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	170,462	170,469
General Electric Capital Corp.
2.86%, 03/09/06	59,006	59,081
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	47,877	47,877
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	85,231	85,231
Hartford Life Global Funding Trust
2.80%, 02/15/06	131,124	131,124
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	393,373	393,372
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	590,059	590,068
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	137,680	137,680
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	537,609	537,730

Lothian Mortgages PLC
2.84%, 01/24/06 (4)	262,249	262,249
Marshall & Ilsley Corp.
2.95%, 02/20/06	131,124	131,264
MetLife Funding Inc.
2.74%, 03/06/06 (4)	196,686	196,686
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	327,811	327,792
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	485,160	485,252
Norddeutsche Landesbank
2.63%, 07/27/05	131,124	131,109
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	393,373	393,373
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	465,491	465,491
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	72,118	72,105
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	668,734	668,759
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	403,469	403,456
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	393,373	393,372
Wells Fargo & Co.
2.78%, 03/15/06 (4)	65,562	65,571
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	458,935	458,901
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	660,866	660,821
Winston Funding Ltd.
2.75%, 04/25/05 (4)	93,623	93,623
World Savings Bank
2.71%, 09/09/05	45,893	45,891

		10,403,159

MONEY MARKET FUNDS—1.28%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (1) (3)	524,498	524,498
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (1)	2,981,990	2,981,990
BlackRock Temp Cash Money Market Fund (3)	24,454	24,454
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	54,965	54,965

		3,585,907

REPURCHASE AGREEMENTS—2.68% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $2,884,965 and effective yields of 2.89% - 2.90%. (5)	$2,884,734	2,884,734
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $2,622,696 and an effective yield of 2.89%. (5)	2,622,486	2,622,486
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,967,022 and an effective yield of 2.89%. (5)	1,966,864	1,966,864

		7,474,084

TIME DEPOSITS—1.48% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	91,787	91,786
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	131,124	131,124
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	183,574	183,574
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	170,462	170,461
First Tennessee Bank
2.77%, 04/15/05	65,562	65,562
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	162,594	162,595
Natexis Banques
2.98%, 08/18/05	131,124	131,124
Norddeutsche Landesbank
2.11%, 06/07/05	131,124	131,119
Rabobank Nederland NV NY
2.84%, 04/01/05	964,819	964,819
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	321,254	321,254
SunTrust Bank
2.68%, 05/03/05	131,124	131,113

Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	445,822	445,808
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	236,024	236,024
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	649,065	649,065
Wells Fargo Bank N.A.
2.79%, 04/15/05	131,124	131,124
World Savings Bank
2.75%, 05/03/05	183,574	183,574

		4,130,126

U.S. GOVERNMENT AGENCY NOTES—0.13% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	157,156	156,943
Federal National Mortgage Association
2.33%, 07/22/05	196,686	195,264

		352,207

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,258,729)		33,258,729

TOTAL INVESTMENTS — 111.72% (6)		311,961,625

Other Assets, Less Liabilities — (11.72%)		(32,714,951)

NET ASSETS — 100.00%		$279,246,674

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(6)	The cost of investments for federal income tax purposes was $105,620,580. Net unrealized appreciation aggregated $7,467,966, of which $7,467,966 represented gross unrealized appreciation on securities.

See accompanying notes to schedules of investments.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—9.67%
Credit Suisse First Boston
2.81%, 05/03/05	$150,000,000	$150,000,000
HBOS Treasury Services PLC
3.56%, 03/14/06	50,000,000	50,000,000
Societe Generale
1.79%, 05/10/05	30,000,000	29,999,363
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,998,416
1.63%, 04/27/05	35,000,000	34,999,501
1.72%, 05/05/05	25,000,000	24,999,653
Toronto-Dominion Bank
2.78%, 07/11/05	50,000,000	50,000,691
2.80%, 04/29/05	50,000,000	50,000,000
UBS AG
1.91%, 05/11/05	25,000,000	24,999,454
UBS Finance (Delaware)
2.81%, 05/03/05	135,000,000	135,000,599
World Savings Bank
2.75%, 05/03/05	30,000,000	30,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $629,997,677)		629,997,677

COMMERCIAL PAPER—8.60%
CAFCO LLC
2.74%, 04/28/05 (1)	10,000,000	9,979,450
Cantabric Finance LLC
2.80%, 04/29/05 (1)	20,000,000	19,956,444
Edison Asset Securitization
2.26%, 05/04/05	75,000,000	74,844,626
2.74%, 05/03/05 (1)	15,000,000	14,963,467
Gemini Securitization Corp.
2.74%, 04/27/05 (1)	20,777,000	20,735,885
General Electric Capital Corp.
2.93%, 08/15/05	60,000,000	59,335,866
3.12%, 09/06/05	50,000,000	49,315,333
General Electric Capital Services Inc.
2.74%, 07/07/05	50,000,000	49,630,862
Grampian Funding LLC
2.95%, 08/17/05 (1)	65,000,000	64,266,204
3.12%, 09/07/05 (1)	75,000,000	73,966,500
Jupiter Securitization Corp.
2.80%, 04/28/05 (1)	25,000,000	24,947,500
Moat Funding LLC
2.74%, 05/02/05 (1)	10,000,000	9,976,406
Scaldis Capital LLC
2.80%, 04/25/05 (1)	68,111,000	67,983,859
Thunder Bay Funding Inc.
2.74%, 05/02/05 (1)	20,000,000	19,952,811

TOTAL COMMERCIAL PAPER (Cost: $559,855,213)		559,855,213

MEDIUM-TERM NOTES—1.84%
Beta Finance Inc.
2.68%, 11/15/05 (1)	50,000,000	49,993,595
K2 USA LLC
2.43%, 08/01/05 (1)	20,000,000	19,998,677
Sigma Finance Inc.
1.48%, 04/15/05 (1)	50,000,000	49,995,070

TOTAL MEDIUM-TERM NOTES (Cost: $119,987,342)		119,987,342

TIME DEPOSITS—7.80%
SunTrust Bank
2.81%, 04/01/05	307,970,000	307,970,000
US Bank N.A.
2.83%, 04/01/05	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost: $507,970,000)		507,970,000

VARIABLE & FLOATING RATE NOTES—41.39%
American Express Centurion Bank
2.69%, 09/01/05	50,000,000	50,007,972
2.77%, 04/15/05	100,000,000	99,998,008
ASIF Global Financing
2.84%, 02/23/06 (1)	75,000,000	74,994,518
Bear Stearns Companies Inc. (The)
2.90%, 09/16/05	100,000,000	100,000,000
Capital One Auto Finance Trust Series 2004-B Class A-1
2.78%, 10/17/05	7,433,656	7,433,656
Citigroup Inc.
2.75%, 11/04/05	100,000,000	100,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
3.08%, 12/12/05	25,000,000	25,000,000
DEPFA Bank PLC
2.99%, 12/15/05	100,000,000	100,000,000
Dorada Finance Inc.
2.79%, 09/15/05 (1)	82,000,000	82,002,945
Goldman Sachs Group Inc. (The)
2.82%, 07/29/05 (1)	50,000,000	50,000,000
HBOS Treasury Services PLC
3.08%, 01/24/06 (1)	50,000,000	50,000,000
JP Morgan Securities Inc.
2.86%, 04/15/05	100,000,000	100,000,000
K2 USA LLC
2.73%, 06/10/05 (1)	50,000,000	49,998,651
2.80%, 02/15/06 (1)	25,000,000	25,004,812
3.57%, 03/16/06 (1)	15,000,000	15,000,000
Leafs LLC
2.85%, 02/21/06 (1)	20,000,000	20,000,000
LEEK Series 14A Class A1
2.85%, 09/21/36 (1)	65,491,200	65,491,200
Links Finance LLC
2.80%, 10/17/05 (1)	65,000,000	65,002,740
2.81%, 07/26/05 (1)	25,000,000	24,997,623
2.85%, 07/29/05	50,000,000	50,004,009
Lothian Mortgages PLC, Series 4A, Class A1
2.84%, 01/24/06 (1)	100,000,000	100,000,000
Marshall & Ilsley Bank
2.95%, 02/20/06	30,000,000	30,031,885
Metropolitan Life Insurance Funding Agreement
2.74%, 07/18/05	25,000,000	25,000,000
2.79%, 07/25/05	50,000,000	50,000,000
Morgan Stanley
2.71%, 03/03/06 (1)	100,000,000	100,000,000
2.93%, 08/15/05	25,000,000	25,013,885
3.00%, 05/04/05	40,000,000	40,010,175
National City Bank
2.65%, 08/02/05	50,000,000	49,992,649
Nationwide Building Society
3.12%, 01/27/06 (1)	100,000,000	100,000,000
Northern Rock PLC
2.73%, 02/03/06 (1)	70,000,000	70,000,000
Permanent Financing No.5 Series 1 Class A
2.75%, 06/10/05	40,000,000	40,000,000
Permanent Financing PLC
2.80%, 03/10/06	150,000,000	150,000,000
Sigma Finance Inc.
2.76%, 07/15/05 (1)	25,000,000	24,997,835
2.76%, 11/18/05 (1)	70,000,000	69,986,673
Strips III LLC
2.90%, 07/25/05	32,873,093	32,873,093
Travelers Insurance Co. Funding Agreement
2.83%, 02/03/06	50,000,000	50,000,000
2.93%, 08/19/05	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
2.84%, 04/25/05	100,000,000	100,000,000
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
2.84%, 04/25/05	100,000,000	100,000,000
Westpac Banking Corp.
2.99%, 01/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
2.72%, 12/08/05 (1)	30,000,000	29,996,906
2.77%, 02/15/06 (1)	20,000,000	19,995,580
White Pine Finance LLC
2.77%, 03/15/06 (1)	46,000,000	45,987,790
2.81%, 12/28/05 (1)	67,000,000	66,990,037
Winston Funding Ltd.
2.75%, 04/25/05 (1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,695,812,642)		2,695,812,642

REPURCHASE AGREEMENTS—30.56% (2)
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $300,024,375 and an effective yield of 2.93%.	300,000,000	300,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,211 and an effective yield of 2.89%.	40,000,000	40,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,222 and an effective yield of 2.90%.	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $240,019,461 and effective yields of 2.89% - 2.93%.	240,000,000	240,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,200 and an effective yield of 2.88%.	40,000,000	40,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,189 and an effective yield of 2.87%.	40,000,000	40,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 3/22/05, due 9/26/05, with a maturity value of $152,152,500 and an effective yield of 3.00%.	150,000,000	150,000,000
Merrill Lynch Tri-Party Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $140,011,364 and effective yields of 2.89% - 2.94%.	140,000,000	140,000,000
Morgan Stanley Dean Witter Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $1,000,080,278 and an effective yield of 2.89%.	1,000,000,000	1,000,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,990,000,000)		1,990,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.86% (Cost: $6,503,622,874) (3)		6,503,622,874

Other Assets, Less Liabilities — 0.14%		8,975,390

NET ASSETS — 100.00%		$6,512,598,264

(1)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.
(3)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to schedules of investments.

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—5.54%
Bank of Nova Scotia
2.65%, 01/03/06	$35,000,000	$34,991,835
Credit Suisse First Boston
2.81%, 05/03/05	20,000,000	20,000,000
Fortis Bank
1.41%, 04/08/05	25,000,000	24,999,975
Norddeutsche Landesbank
1.47%, 04/15/05	25,000,000	24,999,855
Sedna Finance Inc.
2.78%, 01/17/06 (1)	35,000,000	34,994,404
Societe Generale
1.79%, 05/10/05	30,000,000	29,999,363
Svenska Handelsbanken NY
1.58%, 04/25/05	30,000,000	29,999,050
1.63%, 04/27/05	15,000,000	14,999,788
1.72%, 05/05/05	25,000,000	24,999,653
Toronto-Dominion Bank
2.78%, 07/11/05	80,000,000	80,001,107
2.80%, 05/02/05	100,000,000	100,000,000
UBS AG
1.91%, 05/11/05	30,000,000	29,999,347
UBS Finance (Delaware)
2.81%, 05/03/05	65,000,000	65,000,288
Washington Mutual Bank
3.00%, 06/27/05	60,000,000	60,000,000
World Savings Bank
2.75%, 05/03/05	80,000,000	80,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $654,984,665)		654,984,665

Security	Face Amount	Value
COMMERCIAL PAPER—23.62%
Amstel Funding Corp.
3.01%, 06/30/05 (1)	110,000,000	109,172,250
Amsterdam Funding Corp.
2.75%, 04/19/05 (1)	42,000,000	41,942,250
2.80%, 04/18/05 (1)	75,000,000	74,900,833
CAFCO LLC
2.99%, 06/23/05 (1)	90,000,000	89,379,575
CC USA Inc.
2.74%, 07/07/05 (1)	34,500,000	34,245,294
Chariot Funding LLC
2.80%, 04/19/05 (1)	20,000,000	19,972,000
Charta LLC
3.00%, 06/27/05 (1)	80,000,000	79,420,000
CRC Funding LLC
2.99%, 06/23/05 (1)	20,000,000	19,862,128
Edison Asset Securitization
2.26%, 05/04/05	50,000,000	49,896,417
2.74%, 05/03/05 (1)	90,000,000	89,780,800
3.12%, 09/06/05 (1)	175,000,000	172,603,667
Eureka Securitization PLC
2.98%, 06/24/05	42,000,000	41,707,960
Fairway Finance Corp.
2.75%, 04/12/05 (1)	58,910,000	58,860,499
Falcon Asset Securitization Corp.
2.75%, 04/14/05 (1)	165,492,000	165,327,956
Gemini Securitization Corp.
2.75%, 04/15/05 (1)	75,000,000	74,919,937
General Electric Capital Corp.
2.93%, 08/15/05	125,000,000	123,616,389
3.12%, 09/06/05	75,000,000	73,973,000
General Electric Capital Services Inc.
2.74%, 07/07/05	140,000,000	138,966,412
Grampian Funding LLC
2.95%, 08/17/05 (1)	125,000,000	123,588,854
Jupiter Securitization Corp.
2.75%, 04/14/05 (1)	30,000,000	29,970,262
2.80%, 04/27/05 (1)	51,117,000	51,013,630
KBC Financial Products International
2.29%, 05/04/05	50,000,000	49,895,042

Moat Funding LLC
2.74%, 05/02/05 (1)	30,000,000	29,929,217
New Center Asset Trust
2.80%, 04/15/05	100,000,000	99,891,111
Polonius Inc.
2.74%, 04/07/05 (1)	27,550,000	27,537,419
2.80%, 04/25/05 (1)	30,000,000	29,944,000
Ranger Funding Co. LLC
2.75%, 04/15/05 (1)	250,000,000	249,732,153
Scaldis Capital LLC
2.35%, 04/27/05 (1)	44,565,000	44,489,364
2.80%, 04/27/05 (1)	105,364,000	105,150,930
2.98%, 06/23/05 (1)	29,550,000	29,346,975
Solitaire Funding Ltd.
2.80%, 05/03/05 (1)	92,536,000	92,305,688
2.80%, 05/04/05 (1)	136,000,000	135,650,934
Thunder Bay Funding Inc.
2.74%, 05/02/05 (1)	40,290,000	40,194,938
2.98%, 06/22/05 (1)	63,845,000	63,411,634
Variable Funding Capital Corp.
2.76%, 04/14/05 (1)	30,000,000	29,970,100
Windmill Funding Corp.
2.80%, 05/03/05 (1)	100,000,000	99,751,111

TOTAL COMMERCIAL PAPER (Cost: $2,790,320,729)		2,790,320,729

Security	Face Amount	Value
MEDIUM-TERM NOTES—0.59%
Beta Finance Inc.
2.68%, 11/15/05 (1)	50,000,000	49,993,595
K2 USA LLC
2.43%, 08/01/05 (1)	20,000,000	19,998,677

TOTAL MEDIUM-TERM NOTES (Cost: $69,992,272)		69,992,272

Security	Face Amount	Value
TIME DEPOSITS—9.84%
Fifth Third Bancorp
2.83%, 04/01/05	400,000,000	400,000,000
SunTrust Bank
2.81%, 04/01/05	562,330,000	562,330,000
US Bank N.A.
2.83%, 04/01/05	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost: $1,162,330,000)		1,162,330,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—46.05%
Allstate Life Global Funding II
2.74%, 01/10/06 (1)	32,000,000	32,000,971
American Express Centurion Bank
2.69%, 09/01/05	75,000,000	75,012,331
2.81%, 09/20/05	50,000,000	50,000,000
ASIF Global Financing
2.84%, 02/23/06 (1)	75,000,000	74,994,518
Banque Nationale de Paris
2.61%, 10/03/05	50,000,000	49,984,928
Bayerische Landesbank
2.84%, 06/29/05	95,000,000	95,004,491
Bear Stearns Companies Inc. (The)
2.90%, 09/16/05	100,000,000	100,000,000
2.93%, 09/20/05	100,000,000	100,000,000
Beta Finance Inc.
2.75%, 08/15/05 (1)	100,000,000	99,988,735
Canadian Imperial Bank of Commerce
2.74%, 12/14/05	100,000,000	99,976,637
Citigroup Inc.
2.75%, 11/04/05	500,000,000	500,000,000
Danske Bank
2.78%, 08/22/05	100,000,000	99,984,170
2.78%, 08/26/05	50,000,000	49,991,982
DEPFA Bank PLC
2.99%, 12/15/05	50,000,000	50,000,000

Dorada Finance Inc.
2.66%, 07/29/05 (1)	50,000,000	49,995,097
2.68%, 11/15/05 (1)	50,000,000	49,993,596
2.81%, 08/15/05 (1)	75,000,000	75,007,001
GE Commercial Equipment Financing LLC Series 2004-1 Class A1
2.81%, 11/20/05	20,864,376	20,864,376
Goldman Sachs Group Inc. (The)
2.73%, 11/01/05	100,000,000	100,000,000
2.76%, 08/25/05	150,000,000	150,000,000
2.80%, 02/07/06	100,000,000	100,000,000
2.82%, 07/29/05 (1)	50,000,000	50,000,000
2.89%, 07/25/05	100,000,000	100,000,000
Hartford Life Global Funding Trust
2.80%, 02/15/06	100,000,000	100,000,000
HBOS Treasury Services PLC
2.73%, 01/10/06	100,000,000	100,000,000
K2 USA LLC
2.64%, 07/25/05 (1)	50,000,000	49,996,840
2.73%, 09/12/05 (1)	80,000,000	79,991,013
2.76%, 11/14/05 (1)	60,000,000	59,994,388
2.80%, 01/19/06 (1)	90,000,000	89,978,326
2.80%, 02/15/06 (1)	25,000,000	25,004,812
2.88%, 01/20/06 (1)	70,000,000	70,033,923
3.56%, 03/15/06 (1)	85,000,000	85,000,000
3.57%, 03/16/06 (1)	45,000,000	45,000,000
Leafs LLC
2.85%, 01/20/06	75,000,000	75,000,000
Links Finance LLC
2.77%, 11/16/05 (1)	100,000,000	99,987,171
2.80%, 10/17/05 (1)	17,000,000	17,001,386
2.81%, 07/26/05 (1)	50,000,000	49,995,245
2.85%, 07/29/05	50,000,000	50,004,010
Marshall & Ilsley Bank
2.95%, 02/20/06	50,000,000	50,053,142
Merrill Lynch & Co. Inc.
2.97%, 04/05/05	41,000,000	41,001,141
Metropolitan Life Global Funding
2.74%, 03/06/06 (1)	100,000,000	100,000,000
Morgan Stanley
2.71%, 03/03/06	100,000,000	100,000,000
2.93%, 08/15/05	75,000,000	75,041,656
National City Bank
2.65%, 08/02/05	50,000,000	49,992,649
2.76%, 06/10/05	35,000,000	35,002,086
2.79%, 12/29/05	50,000,000	49,990,953
Nationwide Building Society
2.74%, 07/22/05 (1)	25,000,000	25,006,060
2.75%, 04/07/06 (1)	100,000,000	100,000,000
2.85%, 01/13/06 (1)	100,000,000	100,055,490
3.12%, 01/27/06 (1)	50,000,000	50,000,000
Permanent Financing No.5 Series 1 Class A
2.75%, 06/10/05	40,000,000	40,000,000
Permanent Financing No.6 Series 1 Class A
2.74%, 09/12/05	75,000,000	75,000,000
Royal Bank of Scotland
2.67%, 08/08/05	50,000,000	49,991,216
2.77%, 09/29/05	89,000,000	88,976,212
Sedna Finance Inc.
2.78%, 01/10/06 (1)	20,000,000	19,996,087
Sigma Finance Inc.
2.70%, 08/05/05 (1)	50,000,000	49,994,453
2.72%, 10/07/05 (1)	30,000,000	29,995,514
2.76%, 07/15/05 (1)	25,000,000	24,997,835
2.76%, 11/18/05 (1)	75,000,000	74,985,721
2.80%, 09/15/05	50,000,000	50,002,287
2.80%, 12/28/05 (1)	150,000,000	149,967,175
Tango Finance Corp.
2.78%, 11/15/05 (1)	50,000,000	49,996,807
US Bank N.A.
2.73%, 09/15/05	100,000,000	99,988,678
2.81%, 09/30/05	100,000,000	99,995,010
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
2.84%, 04/25/05	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
2.84%, 04/25/05	150,000,000	150,000,000

WhistleJacket Capital LLC
2.77%, 02/15/06 (1)	30,000,000	29,993,370
2.78%, 12/15/05 (1)	40,000,000	39,995,759
2.79%, 01/17/06 (1)	40,000,000	39,999,660
White Pine Finance LLC
2.66%, 12/01/05 (1)	50,000,000	49,991,665
2.78%, 01/13/06 (1)	90,000,000	89,992,395
2.78%, 11/15/05 (1)	72,000,000	71,994,450
2.81%, 06/28/05	70,000,000	69,996,508

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $5,441,779,926)		5,441,779,926

Security	Face Amount	Value
REPURCHASE AGREEMENTS—14.26% (2)
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $120,010,000 and an effective yield of 3.00%.	120,000,000	120,000,000

Bank of America Group Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a total maturity value of $40,003,211 and an effective yield of 2.89%.	40,000,000	40,000,000
Bank of America N.A. Tri-Party Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $200,016,194 and an effective yield of 2.92%.	200,000,000	200,000,000
Bear Stearns Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $450,036,125 and an effective yield of 2.89%.	450,000,000	450,000,000

Credit Suisse First Boston Tri - Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,222 and an effective yield of 2.90%.	40,000,000	40,000,000

Goldman Sachs & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,211 and an effective yield of 2.89%.	40,000,000	40,000,000

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $40,003,200 and an effective yield of 2.88%.	40,000,000	40,000,000

Lehman Brothers Inc. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $215,017,529 and effective yields of 2.87% - 2.95%.	215,000,000	215,000,000

Merrill Lynch Tri-Party Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $540,044,753 and effective yields of 2.89% - 3.02%.	540,000,000	540,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,685,000,000)		1,685,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.90% (Cost: $11,804,407,592) (3)		11,804,407,592

Other Assets, Less Liabilities — 0.10%		12,021,950

NET ASSETS — 100.00%		$11,816,429,542

(1)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.
(3)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Shares	Value
COMMON STOCKS—94.58%
ADVERTISING—0.43%
ADVO Inc.	6,250	$234,063
Catalina Marketing Corp.	10,770	278,943
Donnelley (R.H.) Corp. (1)	4,669	271,222
FTD Group Inc. (1)	1,637	19,840
Greenfield Online Inc. (1)	1,268	24,916
Marchex Inc. Class B (1) (2)	1,097	20,448
Reading International Inc. Class A (1)	1,119	7,889
SITEL Corp. (1)	5,151	10,096
ValueVision Media Inc. Class A (1)	3,529	43,654
Ventiv Health Inc. (1)	4,111	94,553

		1,005,624

AEROSPACE & DEFENSE—1.28%
AAR Corp. (1)	6,225	84,660
Armor Holdings Inc. (1)	5,589	207,296
BE Aerospace Inc. (1)	10,896	130,752
Curtiss-Wright Corp. (2)	4,370	249,090
DRS Technologies Inc. (1)	4,583	194,777
Ducommun Inc. (1)	1,546	30,920
EDO Corp.	3,364	101,088
Engineered Support Systems Inc.	4,437	237,468
Esterline Technologies Corp. (1)	5,031	173,821
GenCorp Inc.	9,214	184,280
HEICO Corp. (2)	4,220	84,822
Herley Industries Inc. (1)	2,254	38,566
Innovative Solutions & Support Inc. (1)	1,488	47,244
Kaman Corp. Class A	3,370	41,956
Moog Inc. Class A (1)	5,362	242,362
MTC Technologies Inc. (1)	1,473	47,872
Orbital Sciences Corp. (1) (2)	10,177	98,513
Sequa Corp. Class A (1)	1,378	71,449
Teledyne Technologies Inc. (1)	6,392	200,070
Titan Corp. (The) (1)	17,310	314,350
Triumph Group Inc. (1)	3,552	138,315
United Industrial Corp.	2,265	67,089

		2,986,760

AGRICULTURE—0.32%
Alico Inc. (1)	494	26,034
Delta & Pine Land Co.	7,743	209,061
DIMON Inc.	8,483	53,019
Maui Land & Pineapple Co. Inc. (1)	611	26,212
Standard Commercial Corp.	2,214	41,180
Tejon Ranch Co. (1)	1,883	83,982
Universal Corp.	5,034	230,406
Vector Group Ltd. (2)	5,006	76,992

		746,886

AIRLINES—0.51%
AirTran Holdings Inc. (1) (2)	16,785	151,904
Alaska Air Group Inc. (1)	5,584	164,393
America West Holdings Corp. Class B (1) (2)	8,702	47,252
Continental Airlines Inc. Class B (1) (2)	14,000	168,560
Delta Air Lines Inc. (1) (2)	20,266	82,077
ExpressJet Holdings Inc. (1)	7,348	83,841
FLYi Inc. (1) (2)	8,774	11,143
Frontier Airlines Inc. (1)	7,426	77,824
Mesa Air Group Inc. (1) (2)	6,085	42,595
Northwest Airlines Corp. (1) (2)	14,870	99,480
Pinnacle Airlines Corp. (1)	3,894	41,354
SkyWest Inc.	11,905	221,314

		1,191,737

APPAREL—0.92%
Carter’s Inc. (1)	1,586	63,043
Cherokee Inc.	1,345	45,031

Deckers Outdoor Corp. (1) (2)	1,712	61,187
DHB Industries Inc. (1)	4,705	41,404
Guess? Inc. (1)	3,163	43,333
Gymboree Corp. (1)	5,602	70,249
Hartmarx Corp. (1)	3,814	36,386
Kellwood Co.	5,820	167,558
K-Swiss Inc. Class A	5,371	177,404
OshKosh B’Gosh Inc. Class A	1,676	51,118
Oxford Industries Inc. (2)	2,941	107,611
Perry Ellis International Inc. (1)	1,089	24,437
Phillips-Van Heusen Corp.	5,223	139,141
Quiksilver Inc. (1)	11,913	345,834
Russell Corp.	5,837	105,533
Skechers U.S.A. Inc. Class A (1)	4,000	61,920
Steven Madden Ltd. (1)	2,124	35,450
Stride Rite Corp.	7,020	93,366
Warnaco Group Inc. (The) (1)	9,064	217,899
Wolverine World Wide Inc.	11,994	257,031

		2,144,935

AUTO MANUFACTURERS—0.10%
A.S.V. Inc. (1) (2)	1,579	62,599
Noble International Ltd.	1,026	23,249
Wabash National Corp.	6,311	153,988

		239,836

AUTO PARTS & EQUIPMENT—0.79%
Aftermarket Technology Corp. (1)	2,139	35,293
ArvinMeritor Inc. (2)	14,115	218,359
Bandag Inc.	2,354	110,591
Collins & Aikman Corp. (1) (2)	7,746	9,528
Commercial Vehicle Group Inc. (1)	1,505	30,100
Cooper Tire & Rubber Co.	12,726	233,649
Exide Technologies Inc. (1) (2)	4,265	55,018
Goodyear Tire & Rubber Co. (The) (1) (2)	30,552	407,869
Hayes Lemmerz International Inc. (1)	7,962	41,402
Keystone Automotive Industries Inc. (1)	3,147	72,885
Modine Manufacturing Co.	5,176	151,812
Sports Resorts International Inc. (1)	5,711	18,961
Standard Motor Products Inc.	2,668	31,216
Strattec Security Corp. (1)	645	34,559
Superior Industries International Inc. (2)	4,641	122,569
Tenneco Automotive Inc. (1)	8,510	106,035
Visteon Corp.	25,673	146,593

		1,826,439

BANKS—7.31%
ABC Bancorp	2,231	37,678
ACE Cash Express Inc. (1)	1,929	43,885
Alabama National Bancorp (2)	2,800	173,292
AMCORE Financial Inc.	5,421	153,143
AmericanWest Bancorporation (1)	928	17,883
Arrow Financial Corp.	1,549	42,179
BancFirst Corp.	489	33,751
BancorpSouth Inc.	15,991	330,054
BancTrust Financial Group Inc.	4,446	89,987
Bank of Granite Corp.	1,851	34,225
Bank of the Ozarks Inc. (2)	2,518	79,946
Banner Corp.	2,140	57,716
Boston Private Financial Holdings Inc. (2)	5,840	138,700
Bryn Mawr Bank Corp. (2)	768	15,683
Camden National Corp.	2,023	71,513
Capital City Bank Group Inc. (2)	1,575	63,803
Capital Corporation of the West	950	44,156
Capital Crossing Bank (1)	579	19,049
Capitol Bancorp Ltd.	2,622	79,315
Cascade Bancorp (2)	5,333	103,514
Cathay General Bancorp	9,096	286,524
Center Financial Corp.	1,818	32,051
Central Coast Bancorp (1)	1,457	24,434
Central Pacific Financial Corp.	6,113	205,702
Century Bancorp Inc. Class A	794	22,764
Chemical Financial Corp. (2)	5,003	162,622
Chittenden Corp. (2)	9,869	257,285
Citizens Banking Corp.	9,173	269,319
City Bank	3,053	98,734
City Holding Co.	3,389	100,094

Coastal Financial Corp.	5,659	85,111
CoBiz Inc. (2)	2,438	47,248
Columbia Bancorp	1,071	34,122
Columbia Banking System Inc.	2,837	67,379
Community Bank System Inc. (2)	6,034	138,239
Community Banks Inc.	2,454	61,325
Community Trust Bancorp Inc.	2,433	70,095
Corus Bankshares Inc.	3,509	167,344
CVB Financial Corp.	9,588	173,926
East West Bancorp Inc.	10,447	385,703
EuroBancshares Inc. (1)	4,785	80,914
Farmers Capital Bank Corp.	2,461	83,182
Financial Institutions Inc.	1,091	21,613
First BanCorp (Puerto Rico)	7,208	304,538
First Bancorp Inc. (North Carolina)	1,366	30,926
First Busey Corp. Class A	1,752	33,901
First Charter Corp.	6,028	136,173
First Citizens BancShares Inc. Class A	818	119,739
First Commonwealth Financial Corp.	14,321	196,198
First Community Bancorp	2,946	130,508
First Community Bancshares Inc. (2)	1,736	48,730
First Financial Bancorp (2)	7,623	139,120
First Financial Bankshares Inc.	2,290	102,203
First Financial Corp.	2,525	74,614
First Indiana Corp.	2,744	66,405
First Merchants Corp.	3,606	93,395
First Midwest Bancorp Inc.	9,761	317,037
First Oak Brook Bancshares Inc. Class A	1,022	29,934
First of Long Island Corp.	1,541	65,215
First Republic Bank	4,372	141,522
1st Source Corp.	2,298	49,016
First State Bancorp	2,642	44,848
FNB Corp. (Pennsylvania) (2)	10,766	206,169
FNB Corp. (Virginia)	658	16,963
Frontier Financial Corp.	2,962	112,260
GB&T Bancshares Inc.	1,729	37,450
German American Bancorp	938	14,539
Glacier Bancorp Inc. (2)	5,158	157,319
Gold Bancorp Inc.	8,234	115,523
Great Southern Bancorp Inc.	1,678	54,485
Greater Bay Bancorp	10,505	256,427
Hancock Holding Co.	5,726	186,095
Hanmi Financial Corp. (2)	6,276	103,868
Harleysville National Corp.	5,269	111,966
Heartland Financial USA Inc.	1,488	29,552
IBERIABANK Corp.	1,540	86,640
Independent Bank Corp. (Massachusetts)	2,950	85,550
Independent Bank Corp. (Michigan)	3,868	111,282
Integra Bank Corp.	2,955	65,424
Interchange Financial Services Corp.	2,577	44,453
Irwin Financial Corp. (2)	4,310	99,216
KNBT Bancorp Inc.	5,916	90,515
Lakeland Bancorp Inc. (2)	2,744	42,724
Lakeland Financial Corp.	741	28,491
Macatawa Bank Corp.	1,684	56,540
Main Street Banks Inc. (2)	3,276	86,748
MainSource Financial Group Inc.	1,152	25,321
MB Financial Inc.	4,299	164,652
MBT Financial Corp.	2,057	38,816
Mercantile Bank Corp.	1,344	54,943
Mid-State Bancshares	4,597	122,280
Midwest Banc Holdings Inc.	2,202	43,842
Nara Bancorp Inc. (2)	3,884	54,570
National Penn Bancshares Inc. (2)	6,339	155,749
NBC Capital Corp.	2,109	50,996
NBT Bancorp Inc.	6,565	147,122
Oak Hill Financial Inc.	266	8,954
Old National Bancorp (2)	14,673	297,862
Old Second Bancorp Inc.	2,090	63,066
Omega Financial Corp.	1,474	43,903
Oriental Financial Group Inc.	4,222	98,879
Pacific Capital Bancorp	9,232	274,929
Park National Corp. (2)	3,005	338,063
Peapack-Gladstone Financial Corp. (2)	1,564	42,228
PennRock Financial Services Corp.	1,703	59,469
Peoples Bancorp Inc.	2,010	54,069
Peoples Holding Co.	2,411	74,982

Placer Sierra Bancshares	1,252	28,758
PrivateBancorp Inc. (2)	3,508	110,186
Prosperity Bancshares Inc.	3,679	97,457
Provident Bankshares Corp.	5,909	194,761
R&G Financial Corp. Class B	5,941	185,181
Republic Bancorp Inc. (2)	13,539	183,318
Republic Bancorp Inc. Class A	1,173	26,055
Riggs National Corp.	3,946	75,329
Royal Bancshares of Pennsylvania Class A	537	12,195
S&T Bancorp Inc. (2)	5,355	189,567
Sandy Spring Bancorp Inc.	2,642	85,389
Santander BanCorp	1,445	38,047
SCBT Financial Corp.	1,814	54,474
Seacoast Banking Corp. of Florida	1,692	33,299
Security Bank Corp.	573	23,602
Signature Bank (1)	913	24,204
Silicon Valley Bancshares (1) (2)	7,443	327,939
Simmons First National Corp. Class A	2,018	50,087
Smithtown Bancorp Inc.	1,927	53,995
Southern Community Financial Corp.	1,372	12,897
Southside Bancshares Inc.	1,551	32,323
Southwest Bancorp Inc.	2,275	41,974
Southwest Bancorp of Texas Inc.	14,237	261,249
State Bancorp Inc.	2,014	52,384
State Financial Services Corp. Class A	1,049	38,761
Sterling Bancorp	4,074	98,876
Sterling Bancshares Inc.	8,437	119,805
Sterling Financial Corp. (Pennsylvania)	3,460	90,029
Suffolk Bancorp	1,746	57,670
Sun Bancorp Inc. (New Jersey) (1)	1,382	31,627
Susquehanna Bancshares Inc.	9,294	226,588
SY Bancorp Inc. (2)	2,938	64,636
Taylor Capital Group Inc. (2)	817	26,675
Texas Capital Bancshares Inc. (1)	4,480	94,080
Texas Regional Bancshares Inc. Class A	8,551	257,471
Tompkins Trustco Inc.	2,212	94,121
TriCo Bancshares	2,144	44,917
TrustCo Bank Corp. NY (2)	13,521	155,356
Trustmark Corp.	9,759	283,011
UMB Financial Corp.	3,427	195,065
Umpqua Holdings Corp.	8,846	206,554
Union Bankshares Corp.	1,388	44,444
United Bancshares Inc.	7,794	258,293
United Community Banks Inc. (2)	5,733	136,044
United PanAm Financial Corp. (1)	353	7,198
Univest Corp. of Pennsylvania	948	37,740
Unizan Financial Corp.	4,983	129,558
USB Holding Co. Inc.	2,856	63,375
Virginia Commerce Bancorp Inc. (1)	1,215	32,854
Virginia Financial Group Inc.	799	26,283
Washington Trust Bancorp Inc.	2,456	67,491
WesBanco Inc.	4,042	111,195
West Bancorporation	2,084	35,511
West Coast Bancorp	3,035	72,233
Westamerica Bancorp	6,568	340,025
Western Sierra Bancorp (1)	670	22,867
Wilshire Bancorp Inc.	3,218	41,963
Wintrust Financial Corp.	4,580	215,672
Yardville National Bancorp	1,841	60,053

		17,026,829

BEVERAGES—0.11%
Boston Beer Co. Inc. Class A (1)	1,352	29,609
Coca-Cola Bottling Co. Consolidated	639	33,426
Farmer Brothers Co.	1,195	28,620
Hansen Natural Corp. (1)	1,619	97,253
National Beverage Corp. (1)	109	888
Peet’s Coffee & Tea Inc. (1)	2,362	58,223

		248,019

BIOTECHNOLOGY—1.55%
Aksys Ltd. (1) (2)	5,614	17,796
Alexion Pharmaceuticals Inc. (1)	5,793	125,505
Applera Corp. - Celera Genomics Group (1)	15,247	156,282
ARIAD Pharmaceuticals Inc. (1)	11,056	61,914
Avant Immunotherapeutics Inc. (1)	2,786	4,541
Axonyx Inc. (1)	15,915	19,575

Barrier Therapeutics Inc. (1)	1,941	30,066
Bio-Rad Laboratories Inc. Class A (1)	3,349	163,130
Cambrex Corp.	5,698	121,367
CancerVax Corp. (1) (2)	2,965	19,539
Cell Genesys Inc. (1) (2)	8,960	40,589
Ciphergen Biosystems Inc. (1) (2)	4,086	11,318
Corgentech Inc. (1) (2)	1,204	2,793
CuraGen Corp. (1) (2)	8,753	36,412
Curis Inc. (1)	10,493	37,565
CYTOGEN Corp. (1)	3,581	20,734
Cytokinetics Inc. (1)	1,521	9,978
deCODE genetics Inc. (1) (2)	8,873	50,576
Digene Corp. (1)	3,316	68,807
Diversa Corp. (1)	4,030	20,069
Encysive Pharmaceuticals Inc. (1) (2)	11,694	119,513
Enzo Biochem Inc. (1)	5,529	79,728
Enzon Pharmaceuticals Inc. (1)	8,777	89,438
Exelixis Inc. (1)	12,112	82,119
Genaera Corp. (1) (2)	25,538	58,227
Genencor International Inc. (1)	2,099	40,364
Geron Corp. (1) (2)	10,004	61,124
GTx Inc. (1)	1,171	10,656
Human Genome Sciences Inc. (1) (2)	26,596	245,215
Illumina Inc. (1)	5,673	45,838
Immunogen Inc. (1)	7,655	40,036
Immunomedics Inc. (1) (2)	8,896	21,617
Incyte Corp. (1)	13,604	92,915
Integra LifeSciences Holdings Corp. (1) (2)	4,100	144,402
InterMune Inc. (1) (2)	6,089	66,979
Keryx Biopharmaceuticals Inc. (1) (2)	4,748	63,433
Kosan Biosciences Inc. (1)	5,236	21,468
Lexicon Genetics Inc. (1)	13,560	69,292
LifeCell Corp. (1)	5,084	45,248
Maxim Pharmaceuticals Inc. (1)	4,591	8,080
Maxygen Inc. (1)	4,069	34,912
Myogen Inc. (1)	4,721	37,249
Myriad Genetics Inc. (1) (2)	6,594	121,264
Nanogen Inc. (1) (2)	11,343	39,474
Neose Technologies Inc. (1)	3,538	9,128
Oscient Pharmaceuticals Corp. (1)	12,690	29,695
Peregrine Pharmaceuticals Inc. (1)	35,320	51,920
Praecis Pharmaceuticals Inc. (1)	8,180	8,589
Regeneration Technologies Inc. (1)	3,996	41,199
Regeneron Pharmaceuticals Inc. (1)	8,282	42,321
Seattle Genetics Inc. (1)	6,728	34,582
Serologicals Corp. (1)	6,795	166,070
SuperGen Inc. (1)	11,834	57,513
Telik Inc. (1) (2)	10,561	159,260
Tercica Inc. (1)	1,842	14,054
Third Wave Technologies Inc. (1)	5,381	30,995
Transkaryotic Therapies Inc. (1) (2)	6,160	153,784
Vertex Pharmaceuticals Inc. (1)	16,180	151,445

		3,607,702

BUILDING MATERIALS—1.09%
Aaon Inc. (1)	1,688	27,784
Apogee Enterprises Inc.	4,575	65,331
Comfort Systems USA Inc. (1)	6,750	52,312
Drew Industries Inc. (1) (2)	1,766	66,490
Eagle Materials Inc. (2)	3,730	301,906
ElkCorp	4,211	161,955
Genlyte Group Inc. (The) (1)	2,522	226,904
Interline Brands Inc. (1)	1,534	29,315
Lennox International Inc.	9,274	203,286
LSI Industries Inc.	1,915	21,505
NCI Building Systems Inc. (1)	4,216	162,738
Simpson Manufacturing Co. Inc.	7,359	227,393
Texas Industries Inc.	4,356	234,135
Trex Co. Inc. (1) (2)	2,017	89,575
Universal Forest Products Inc.	3,093	120,163
USG Corp. (1) (2)	6,388	211,826
York International Corp. (2)	8,234	322,608

		2,525,226

CHEMICALS—2.67%
Aceto Corp.	4,854	36,017
Airgas Inc.	12,458	297,622

Albemarle Corp.	7,278	264,628
American Vanguard Corp. (2)	975	43,748
Arch Chemicals Inc.	4,972	141,553
Cabot Microelectronics Corp. (1) (2)	5,075	159,253
Crompton Corp.	23,227	339,114
Cytec Industries Inc.	7,726	419,135
Ferro Corp.	8,940	168,251
FMC Corp. (1)	7,479	399,753
Fuller (H.B.) Co.	6,307	182,903
Georgia Gulf Corp.	5,744	264,109
Grace (W.R.) & Co. (1) (2)	12,189	103,850
Great Lakes Chemical Corp.	10,555	339,027
Hercules Inc. (1)	21,437	310,622
Kronos Worldwide Inc.	710	30,187
MacDermid Inc.	5,759	187,167
Minerals Technologies Inc.	4,099	269,632
Mosaic Co. (The) (1) (2)	25,407	433,443
NewMarket Corp. (1)	2,810	52,266
NL Industries Inc. (1)	1,843	42,573
Octel Corp.	2,480	45,954
Olin Corp.	14,079	313,962
OM Group Inc. (1)	5,767	175,432
OMNOVA Solutions Inc. (1)	8,284	44,485
PolyOne Corp. (1)	17,142	152,221
Quaker Chemical Corp.	2,194	45,065
Schulman (A.) Inc.	6,260	109,049
Sensient Technologies Corp. (2)	9,269	199,840
Spartech Corp.	5,623	111,617
Stepan Co.	1,151	27,060
Symyx Technologies Inc. (1)	6,050	133,402
Terra Industries Inc. (1) (2)	8,072	62,639
UAP Holding Corp. (1)	4,807	77,393
Valhi Inc.	4,185	82,235
Wellman Inc.	6,432	93,007
Westlake Chemical Corp.	2,104	68,064

		6,226,278

COAL—0.10%
Alpha Natural Resources Inc. (1)	5,343	153,184
Foundation Coal Holdings Inc.	3,314	77,912

		231,096

COMMERCIAL SERVICES—4.17%
Aaron Rents Inc.	7,613	152,260
ABM Industries Inc.	7,977	153,398
Administaff Inc. (2)	4,499	65,685
Advance America Cash Advance Centers Inc.	10,263	158,871
Advisory Board Co. (The) (1)	4,028	176,024
Albany Molecular Research Inc. (1)	4,951	50,896
Alderwoods Group Inc. (1)	6,945	86,396
AMN Healthcare Services Inc. (1) (2)	3,095	49,241
Answerthink Inc. (1)	8,439	34,853
Arbitron Inc.	6,673	286,272
Banta Corp.	5,112	218,794
Bowne & Co. Inc.	7,365	110,770
Bright Horizons Family Solutions Inc. (1) (2)	5,606	189,146
CDI Corp.	2,888	63,911
Central Parking Corp.	4,189	71,967
Century Business Services Inc. (1)	11,093	45,481
Charles River Associates Inc. (1) (2)	2,308	113,900
Chemed Corp.	2,656	203,131
Clark Inc.	3,990	61,765
Coinstar Inc. (1)	5,016	106,339
Consolidated Graphics Inc. (1)	2,495	131,237
Cornell Companies Inc. (1)	3,263	41,114
Corrections Corp. of America (1)	7,642	294,981
CorVel Corp. (1)	1,015	21,640
CoStar Group Inc. (1) (2)	3,440	126,764
Cross Country Healthcare Inc. (1)	5,455	91,426
DiamondCluster International Inc. Class A (1)	5,154	82,979
Dollar Thrifty Automotive Group Inc. (1)	5,548	181,863
Electro Rent Corp. (1)	1,915	25,699
Euronet Worldwide Inc. (1)	4,679	133,585
Exponent Inc. (1)	1,436	34,306
First Advantage Corp. Class A (1)	601	12,621
Forrester Research Inc. (1)	2,813	39,607
FTI Consulting Inc. (1)	8,551	176,493

Gartner Inc. Class A (1) (2)	12,451	119,156
Geo Group Inc. (The) (1)	2,360	67,449
Gevity HR Inc.	5,054	96,632
Healthcare Services Group Inc. (2)	2,596	62,953
Heidrick & Struggles International Inc. (1)	3,671	134,983
Hooper Holmes Inc.	11,707	44,721
Hudson Highland Group Inc. (1) (2)	4,572	78,135
Insurance Auto Auctions Inc. (1)	1,809	50,381
Integrated Electrical Services Inc. (1) (2)	10,024	27,666
Interactive Data Corp. (1)	7,725	160,294
Intersections Inc. (1)	1,389	20,210
iPayment Holdings Inc. (1)	2,101	88,662
Jackson Hewitt Tax Service Inc.	7,455	155,959
Kelly Services Inc. Class A	3,710	106,811
Kforce Inc. (1)	4,877	53,598
Korn/Ferry International (1)	6,331	120,479
Labor Ready Inc. (1) (2)	8,912	166,209
Landauer Inc.	1,980	94,129
Learning Tree International Inc. (1) (2)	1,775	25,578
LECG Corp. (1)	2,273	44,551
Magellan Health Services Inc. (1)	5,512	187,684
MAXIMUS Inc.	4,060	135,969
McGrath RentCorp	3,436	80,334
Medical Staffing Network Holdings Inc. (1)	2,709	17,906
Midas Inc. (1) (2)	3,884	88,672
Monro Muffler Brake Inc. (1)	1,676	43,258
MPS Group Inc. (1)	21,125	222,024
Navigant Consulting Inc. (1)	9,672	263,369
NCO Group Inc. (1)	5,653	110,516
Neurogen Corp. (1)	3,280	23,222
PAREXEL International Corp. (1)	5,567	130,824
PDI Inc. (1)	2,002	41,041
PRA International (1)	811	21,840
Pre-Paid Legal Services Inc. (2)	2,867	97,019
PRG-Schultz International Inc. (1)	8,307	41,618
Princeton Review Inc. (The) (1)	1,943	10,706
ProxyMed Inc. (1)	1,289	11,201
Quanta Services Inc. (1)	14,333	109,361
Rent-Way Inc. (1) (2)	4,326	35,473
Resources Connection Inc. (1) (2)	9,606	201,054
Rewards Network Inc. (1)	6,259	26,037
Rollins Inc.	5,995	111,507
SFBC International Inc. (1) (2)	3,053	107,588
Sotheby’s Holdings Inc. Class A (1)	9,387	159,204
Source Interlink Companies Inc. (1)	4,372	49,185
SOURCECORP Inc. (1)	3,544	71,376
Spherion Corp. (1)	11,895	89,094
StarTek Inc. (2)	2,579	43,327
Stewart Enterprises Inc. Class A (1)	19,513	120,005
Strayer Education Inc.	3,084	349,479
TeleTech Holdings Inc. (1)	7,505	96,965
TNS Inc. (1)	1,447	25,974
United Rentals Inc. (1)	9,475	191,490
Universal Technical Institute Inc. (1)	2,964	109,075
Valassis Communications Inc. (1)	10,610	370,926
Vertrue Inc. (1) (2)	1,469	52,061
Volt Information Sciences Inc. (1)	1,869	45,136
Watson Wyatt & Co. Holdings	6,949	189,013
Wright Express Corp. (1)	7,239	123,787

		9,716,291

COMPUTERS—2.84%
ActivCard Corp. (1)	7,039	44,698
Advanced Digital Information Corp. (1)	12,117	99,359
Agilysys Inc.	5,791	113,851
Ansoft Corp. (1)	1,492	40,254
Anteon International Corp. (1)	5,559	216,412
BISYS Group Inc. (The) (1)	24,667	386,779
Blue Coat Systems Inc. (1)	2,266	53,251
Brocade Communications Systems Inc. (1)	51,343	303,951
CACI International Inc. Class A (1)	5,926	327,293
Carreker Corp. (1)	3,068	17,211
Catapult Communications Corp. (1)	1,646	35,142
CIBER Inc. (1)	9,326	67,800
Covansys Corp. (1)	3,922	58,497
Cray Inc. (1)	18,023	45,959
CyberGuard Corp. (1)	2,682	22,100

CyberSource Corp. (1)	5,179	26,672
Digimarc Corp. (1)	2,669	16,414
Dot Hill Systems Corp. (1)	8,861	52,723
Echelon Corp. (1)	5,414	37,032
Electronics For Imaging Inc. (1)	11,337	202,252
Equinix Inc. (1)	2,200	93,148
FactSet Research Systems Inc.	6,178	203,936
Gateway Inc. (1)	42,784	172,420
Hutchinson Technology Inc. (1) (2)	5,434	188,995
iGATE Corp. (1)	6,126	22,850
Imation Corp.	7,209	250,513
InFocus Corp. (1)	7,614	43,704
Intergraph Corp. (1)	7,136	205,588
Internap Network Services Corp. (1)	51,229	30,225
InterVoice-Brite Inc. (1)	7,577	85,090
Iomega Corp. (1)	11,671	50,069
Kanbay International Inc. (1)	1,589	32,511
Komag Inc. (1)	5,616	125,518
Kronos Inc. (1)	6,454	329,864
LaserCard Corp. (1) (2)	2,049	10,204
Lexar Media Inc. (1) (2)	13,537	67,414
Magma Design Automation Inc. (1) (2)	5,540	65,760
Manhattan Associates Inc. (1) (2)	6,305	128,433
McDATA Corp. Class A (1)	24,333	91,735
Mentor Graphics Corp. (1)	15,702	215,117
Mercury Computer Systems Inc. (1)	4,370	120,525
Merge Technologies Inc. (1) (2)	2,454	43,068
MICROS Systems Inc. (1)	6,922	254,107
Mobility Electronics Inc. (1) (2)	4,517	31,574
MTS Systems Corp.	4,457	129,387
NetScout Systems Inc. (1)	3,641	16,202
Overland Storage Inc. (1)	2,834	41,603
PalmOne Inc. (1) (2)	8,463	214,791
PEC Solutions Inc. (1)	2,886	36,306
Perot Systems Corp. Class A (1)	14,551	195,565
Quantum Corp. (1)	31,530	91,752
RadiSys Corp. (1) (2)	4,229	59,883
SI International Inc. (1) (2)	1,530	42,274
Silicon Graphics Inc. (1) (2)	37,251	44,329
Silicon Storage Technology Inc. (1)	16,731	62,239
SimpleTech Inc. (1)	2,742	10,803
SRA International Inc. Class A (1)	2,660	160,265
Stratasys Inc. (1)	1,964	55,640
Sykes Enterprises Inc. (1)	3,711	25,495
Synaptics Inc. (1) (2)	4,682	108,622
Syntel Inc.	1,605	28,408
TALX Corp.	4,089	74,256
Tier Technologies Inc. Class B (1)	2,766	20,385
TransAct Technologies Inc. (1)	2,085	20,871
Tumbleweed Communications Corp. (1)	10,146	28,003
Tyler Technologies Inc. (1)	7,590	57,760
Ultimate Software Group Inc. (1) (2)	3,098	49,506
Xybernaut Corp. (1) (2)	39,089	16,417

		6,620,780

COSMETICS & PERSONAL CARE—0.14%
Chattem Inc. (1) (2)	3,450	153,421
Elizabeth Arden Inc. (1)	4,653	110,462
Inter Parfums Inc. (2)	867	12,485
Revlon Inc. Class A (1)	17,056	49,121

		325,489

DISTRIBUTION & WHOLESALE—0.87%
Advanced Marketing Services Inc. (1)	3,128	18,768
Aviall Inc. (1)	5,445	152,460
Beacon Roofing Supply Inc. (1)	2,379	52,064
Brightpoint Inc. (1)	3,952	74,021
Building Materials Holdings Corp.	2,780	123,654
Central European Distribution Corp. (1) (2)	2,359	78,531
Handleman Co.	4,965	94,136
LKQ Corp. (1)	3,002	60,250
NuCo2 Inc. (1) (2)	1,784	46,919
Owens & Minor Inc.	7,901	214,512
ScanSource Inc. (1)	2,601	134,810
SCP Pool Corp.	10,889	346,924
United Stationers Inc. (1)	7,050	319,012
Watsco Inc. (2)	4,699	197,828

WESCO International Inc. (1)	3,875	108,500

		2,022,389

DIVERSIFIED FINANCIAL SERVICES—1.39%
Accredited Home Lenders Holding Co. (1) (2)	3,324	120,429
Advanta Corp. Class B	4,026	92,598
Affiliated Managers Group Inc. (1) (2)	4,936	306,180
Archipelago Holdings Inc. (1)	4,018	71,119
Asset Acceptance Capital Corp. (1)	1,082	20,645
Asta Funding Inc.	1,714	36,285
BKF Capital Group Inc.	1,798	71,938
Calamos Asset Management Inc. Class A	4,851	130,589
Capital Southwest Corp.	71	5,616
Capital Trust Inc. Class A	2,733	90,681
CharterMac	8,059	173,268
Circle Group Holdings Inc. (1) (2)	3,413	2,457
Cohen & Steers Inc.	1,834	30,261
Collegiate Funding Services LLC (1)	1,017	15,845
CompuCredit Corp. (1)	3,915	104,217
Credit Acceptance Corp. (1)	1,407	27,830
Encore Capital Group Inc. (1)	2,597	37,786
eSpeed Inc. (1)	4,901	45,089
Federal Agricultural Mortgage Corp. (2)	2,147	37,551
Financial Federal Corp.	3,788	133,982
First Cash Inc. (1)	2,076	43,949
Gabelli Asset Management Inc. Class A	1,825	81,486
Greenhill & Co. Inc.	1,596	57,137
Greg Manning Auctions Inc. (1) (2)	1,309	13,182
Harris & Harris Group Inc. (1) (2)	3,225	38,829
Investment Technology Group Inc. (1)	9,071	158,742
Knight Trading Group Inc. (1)	23,708	228,545
LaBranche & Co. Inc. (1)	10,622	98,785
Marlin Business Services Corp. (1)	782	15,937
Metris Companies Inc. (1)	6,178	71,603
National Financial Partners Corp.	7,195	286,361
Nelnet Inc. Class A (1)	1,836	58,440
optionsXpress Holdings Inc. (1)	3,006	48,667
Piper Jaffray Companies Inc. (1)	4,410	161,362
Portfolio Recovery Associates Inc. (1) (2)	2,689	91,507
Sanders Morris Harris Group Inc. (2)	1,767	31,947
Stifel Financial Corp. (1)	1,788	38,978
SWS Group Inc.	3,665	58,750
World Acceptance Corp. (1)	3,462	88,350

		3,226,923

ELECTRIC—1.64%
Aquila Inc. (1)	48,625	186,234
Avista Corp.	10,333	180,827
Black Hills Corp.	7,032	232,548
Calpine Corp. (1) (2)	85,684	239,915
Central Vermont Public Service Corp.	3,145	70,700
CH Energy Group Inc.	3,447	157,528
Cleco Corp.	10,266	218,666
CMS Energy Corp. (1)	38,582	503,109
Duquesne Light Holdings Inc. (2)	15,119	270,932
El Paso Electric Co. (1)	9,521	180,899
Empire District Electric Co. (The) (2)	6,566	152,725
IDACORP Inc. (2)	8,399	238,280
MGE Energy Inc.	3,097	102,666
Otter Tail Corp.	5,649	141,451
PNM Resources Inc.	12,513	333,847
Sierra Pacific Resources Corp. (1) (2)	22,555	242,466
UIL Holdings Corp. (2)	2,944	149,114
UniSource Energy Corp.	7,198	222,922

		3,824,829

ELECTRICAL COMPONENTS & EQUIPMENT—0.77%
Advanced Energy Industries Inc. (1)	5,074	49,066
Artesyn Technologies Inc. (1) (2)	6,424	55,953
Belden CDT Inc. (2)	9,883	219,501
C&D Technologies Inc.	5,124	51,496
Capstone Turbine Corp. (1)	1,518	2,353
Cherokee International Corp. (1)	1,121	7,836
Encore Wire Corp. (1)	3,006	30,661
Energy Conversion Devices Inc. (1) (2)	4,238	96,330

General Cable Corp. (1) (2)	8,189	98,841
GrafTech International Ltd. (1)	19,348	110,090
Intermagnetics General Corp. (1) (2)	5,928	144,288
Littelfuse Inc. (1)	4,649	133,194
Magnetek Inc. (1)	3,491	18,607
Medis Technologies Ltd. (1) (2)	2,701	38,732
Powell Industries Inc. (1)	601	11,131
Power-One Inc. (1)	13,615	66,169
Rayovac Corp. (1)	10,205	424,528
Universal Display Corp. (1) (2)	4,129	28,862
Valence Technology Inc. (1) (2)	26,436	81,159
Vicor Corp.	3,808	39,756
Wilson Greatbatch Technologies Inc. (1)	4,656	84,925

		1,793,478

ELECTRONICS—2.52%
ADE Corp. (1) (2)	1,984	44,045
American Superconductor Corp. (1)	4,941	49,311
Analogic Corp.	2,319	100,297
Bei Technologies Inc.	2,507	60,093
Bel Fuse Inc. Class B	2,006	60,782
Benchmark Electronics Inc. (1) (2)	7,940	252,730
Brady Corp. Class A	7,462	241,396
Checkpoint Systems Inc. (1) (2)	7,998	135,006
Coherent Inc. (1)	6,303	212,789
CTS Corp.	7,233	94,029
Cubic Corp. (2)	2,926	55,418
Cymer Inc. (1)	7,572	202,702
Daktronics Inc. (1) (2)	2,798	60,577
DDi Corp. (1) (2)	4,050	11,340
Dionex Corp. (1)	3,659	199,415
Electro Scientific Industries Inc. (1)	6,253	121,246
Excel Technology Inc. (1)	2,352	57,812
FEI Co. (1) (2)	5,046	116,815
FSI International Inc. (1)	6,496	27,478
Identix Inc. (1)	17,454	88,143
II-VI Inc. (1)	4,798	83,677
Intevac Inc. (1) (2)	4,432	41,794
Itron Inc. (1) (2)	4,357	129,141
Keithley Instruments Inc.	2,871	46,309
KEMET Corp. (1)	17,496	135,594
Maxwell Technologies Inc. (1)	1,619	14,846
Measurements Specialties Inc. (1) (2)	2,296	52,808
Merix Corp. (1)	4,155	46,578
Methode Electronics Inc.	6,635	80,350
Metrologic Instruments Inc. (1)	2,303	51,771
MIPS Technologies Inc. Class A (1)	7,854	90,321
Molecular Devices Corp. (1)	3,067	58,273
Multi-Fineline Electronix Inc. (1)	1,111	19,609
OSI Systems Inc. (1) (2)	3,165	55,419
Paradyne Networks Inc. (1)	7,393	15,451
Park Electrochemical Corp.	3,677	74,496
Paxar Corp. (1)	6,772	144,514
Photon Dynamics Inc. (1) (2)	3,524	67,167
Planar Systems Inc. (1) (2)	3,059	27,592
Plexus Corp. (1)	9,133	105,121
PLX Technology Inc. (1)	4,361	45,790
RAE Systems Inc. (1)	6,753	20,732
Rofin-Sinar Technologies Inc. (1)	3,067	98,573
Rogers Corp. (1)	3,430	137,200
SBS Technologies Inc. (1)	3,085	34,398
Sonic Solutions Inc. (1) (2)	3,906	58,785
Spatialight Inc. (1) (2)	8,398	42,410
Stoneridge Inc. (1)	3,324	40,586
Sypris Solutions Inc.	1,362	14,601
Taser International Inc. (1) (2)	9,712	116,544
Technitrol Inc. (1)	8,688	129,625
Thomas & Betts Corp. (1)	12,129	391,767
Trimble Navigation Ltd. (1)	10,446	353,179
TTM Technologies Inc. (1)	8,460	88,492
Ultralife Batteries Inc. (1) (2)	3,061	52,404
Varian Inc. (1)	7,201	272,846
Viisage Technology Inc. (1) (2)	3,734	12,584
Watts Water Technologies Inc. Class A	5,142	167,681
Woodhead Industries Inc.	1,498	20,373
Woodward Governor Co.	1,910	136,947
X-Rite Inc.	3,832	57,633

Zygo Corp. (1)	3,893	50,453

		5,875,858

ENERGY - ALTERNATE SOURCES—0.22%
FuelCell Energy Inc. (1) (2)	8,460	84,431
Headwaters Inc. (1) (2)	7,600	249,432
KFx Inc. (1) (2)	9,242	123,843
Plug Power Inc. (1)	9,483	62,588

		520,294

ENERGY & RELATED—0.05%
Edge Petroleum Corp. (1)	3,167	52,446
Syntroleum Corp. (1)	5,256	64,333

		116,779

ENGINEERING & CONSTRUCTION—0.61%
Dycom Industries Inc. (1)	9,992	229,716
EMCOR Group Inc. (1) (2)	3,285	153,804
Granite Construction Inc.	7,043	185,020
Infrasource Services Inc. (1)	1,543	18,516
Insituform Technologies Inc. Class A (1) (2)	5,459	79,210
Perini Corp. (1)	3,458	47,686
Shaw Group Inc. (The) (1) (2)	12,884	280,871
URS Corp. (1)	6,719	193,171
Washington Group International Inc. (1) (2)	5,331	239,842

		1,427,836

ENTERTAINMENT—1.18%
Alliance Gaming Corp. (1) (2)	10,158	97,415
Argosy Gaming Co. (1)	5,343	245,351
Carmike Cinemas Inc.	1,814	67,626
Churchill Downs Inc.	1,391	55,070
Dover Downs Gaming & Entertainment Inc.	1,663	20,704
Dover Motorsports Inc.	5,633	28,447
Empire Resorts Inc. (1) (2)	4,631	33,482
Gaylord Entertainment Co. (1)	6,598	266,559
Great Wolf Resorts Inc. (1)	3,485	86,951
Isle of Capri Casinos Inc. (1)	2,909	77,205
Macrovision Corp. (1)	10,363	236,173
Magna Entertainment Corp. Class A (1) (2)	4,557	27,980
Nevada Gold & Casinos Inc. (1)	1,702	21,786
Penn National Gaming Inc. (1)	13,078	384,232
Pinnacle Entertainment Inc. (1)	7,933	132,481
Scientific Games Corp. Class A (1)	15,589	356,209
Shuffle Master Inc. (1) (2)	7,069	204,718
Six Flags Inc. (1)	19,563	80,600
Speedway Motorsports Inc.	3,207	114,490
Steinway Musical Instruments Inc. (1)	1,637	49,045
Sunterra Corp. (1) (2)	3,995	60,245
Vail Resorts Inc. (1)	4,253	107,388

		2,754,157

ENVIRONMENTAL CONTROL—0.48%
Aleris International Inc. (1)	5,313	132,559
Calgon Carbon Corp.	5,956	50,864
Casella Waste Systems Inc. Class A (1)	3,542	46,861
Darling International Inc. (1)	13,725	54,763
Duratek Inc. (1)	2,132	42,533
Layne Christensen Co. (1)	1,555	26,855
Metal Management Inc.	3,579	91,909
Mine Safety Appliances Co. (2)	4,046	156,742
Tetra Tech Inc. (1) (2)	11,551	145,774
TRC Companies Inc. (1)	2,324	34,163
Waste Connections Inc. (1) (2)	9,281	322,515

		1,105,538

FOOD—1.18%
American Italian Pasta Co. Class A (2)	3,228	88,447
Arden Group Inc. Class A	193	13,699
Cal-Maine Foods Inc. (2)	2,259	17,756
Chiquita Brands International Inc.	8,753	234,405
Corn Products International Inc.	14,624	380,078
Flowers Foods Inc.	7,327	206,695
Great Atlantic & Pacific Tea Co. (1) (2)	4,223	62,923
Hain Celestial Group Inc. (1) (2)	5,467	101,905
Ingles Markets Inc. Class A	2,105	28,039
J&J Snack Foods Corp.	1,151	53,901

Lance Inc.	5,028	80,800
M&F Worldwide Corp. (1)	1,896	25,293
MGP Ingredients Inc. (2)	1,482	12,360
Nash Finch Co.	2,591	98,432
Pathmark Stores Inc. (1)	4,589	28,957
Performance Food Group Co. (1)	9,383	259,721
Provide Commerce Inc. (1)	1,042	30,093
Ralcorp Holdings Inc.	5,941	281,306
Ruddick Corp.	6,564	151,957
Sanderson Farms Inc.	2,151	92,945
Sanfilippo (John B.) & Son Inc. (1)	1,576	38,738
Seaboard Corp.	63	67,599
United Natural Foods Inc. (1) (2)	7,847	224,660
Weis Markets Inc.	2,886	106,407
Wild Oats Markets Inc. (1) (2)	5,526	58,741

		2,745,857

FOREST PRODUCTS & PAPER—0.51%
Buckeye Technologies Inc. (1)	5,594	60,415
Caraustar Industries Inc. (1)	6,104	78,742
Deltic Timber Corp.	2,230	87,193
Glatfelter Co.	5,393	79,547
Longview Fibre Co.	10,778	202,195
Pope & Talbot Inc.	3,685	64,782
Potlatch Corp.	6,147	289,339
Rock-Tenn Co. Class A	6,285	83,590
Schweitzer-Mauduit International Inc.	3,150	105,682
Wausau-Mosinee Paper Corp.	9,226	130,456

		1,181,941

GAS—1.55%
Atmos Energy Corp.	14,964	404,028
Cascade Natural Gas Corp.	2,369	47,285
Energen Corp.	7,320	487,512
EnergySouth Inc.	730	20,904
Laclede Group Inc. (The)	4,688	136,890
New Jersey Resources Corp.	5,832	253,867
Nicor Inc. (2)	7,624	282,774
Northwest Natural Gas Co. (2)	5,773	208,809
Peoples Energy Corp.	7,169	300,524
Piedmont Natural Gas Co. (2)	14,942	344,264
South Jersey Industries Inc.	3,225	181,890
Southern Union Co. (1)	17,517	439,852
Southwest Gas Corp.	7,724	186,612
WGL Holdings Inc.	9,912	306,876

		3,602,087

HAND & MACHINE TOOLS—0.43%
Baldor Electric Co. (2)	6,997	180,593
Franklin Electric Co. Inc.	2,942	111,002
Kennametal Inc.	7,148	339,459
Lincoln Electric Holdings Inc.	6,685	201,085
Milacron Inc. (1) (2)	8,407	25,641
Regal-Beloit Corp. (2)	5,134	147,808

		1,005,588

HEALTH CARE—0.30%
Abaxis Inc. (1)	3,098	27,417
ABIOMED Inc. (1)	3,059	32,364
America Service Group Inc. (1)	1,947	43,087
Cyberoptics Corp. (1)	1,471	18,358
FARO Technologies Inc. (1)	2,173	51,152
Flanders Corp. (1)	1,784	20,124
Genelabs Technologies Inc. (1)	6,155	3,693
I-Flow Corp. (1)	3,524	55,785
LeCroy Corp. (1)	1,867	31,982
MedCath Corp. (1) (2)	1,084	31,761
Microtek Medical Holdings Inc. (1) (2)	7,683	27,505
Microvision Inc. (1) (2)	3,130	18,248
Palomar Medical Technologies Inc. (1)	2,588	69,798
Psychiatric Solutions Inc. (1)	2,835	130,410
Res-Care Inc. (1)	2,880	36,029
Sonic Innovations Inc. (1)	2,800	15,624
ThermoGenesis Corp. (1) (2)	16,263	81,315
Urologix Inc. (1)	2,527	11,599

		706,251

HEALTH CARE-PRODUCTS—3.20%
Advanced Medical Optics Inc. (1) (2)	6,893	249,596
Advanced Neuromodulation Systems Inc. (1) (2)	4,271	114,506
Align Technology Inc. (1) (2)	10,278	64,135
American Medical Systems Holdings Inc. (1)	10,506	180,493
Animas Corp. (1) (2)	790	15,966
Arrow International Inc.	4,035	138,602
ArthroCare Corp. (1) (2)	4,254	121,239
Aspect Medical Systems Inc. (1)	2,335	50,413
BioLase Technology Inc. (2)	3,886	33,031
Biosite Inc. (1) (2)	2,616	136,110
Bioveris Corp. (1)	3,721	19,647
Bruker BioSciences Corp. (1)	4,158	14,636
Candela Corp. (1)	3,458	30,845
Cardiac Science Inc. (1) (2)	10,598	12,188
CardioDynamics International Corp. (1)	5,343	15,602
Cepheid Inc. (1) (2)	8,630	83,452
Closure Medical Corp. (1)	2,080	55,536
Conceptus Inc. (1)	4,829	37,666
CONMED Corp. (1)	6,029	181,593
CTI Molecular Imaging Inc. (1)	6,905	139,964
Cyberonics Inc. (1)	3,868	170,850
Datascope Corp.	2,437	74,523
Diagnostic Products Corp. (2)	4,547	219,620
DJ Orthopedics Inc. (1)	3,751	93,963
Encore Medical Corp. (1)	5,743	30,897
EPIX Pharmaceuticals Inc. (1)	5,025	35,175
Exactech Inc. (1)	734	12,456
E-Z-Em Inc.	774	9,226
FoxHollow Technologies Inc. (1)	883	24,901
Haemonetics Corp. (1)	3,897	164,298
Hanger Orthopedic Group Inc. (1) (2)	5,874	34,950
Hologic Inc. (1)	4,431	141,238
ICU Medical Inc. (1) (2)	2,081	73,875
Immucor Inc. (1)	9,061	273,552
Immunicon Corp. (1)	497	2,927
IntraLase Corp. (1)	1,512	25,311
Intuitive Surgical Inc. (1)	6,857	311,788
Invacare Corp. (2)	5,275	235,423
Inverness Medical Innovations Inc. (1) (2)	3,024	71,064
IVAX Diagnostics Inc. (1)	254	1,029
Kensey Nash Corp. (1) (2)	1,808	48,961
Kyphon Inc. (1) (2)	4,813	121,143
Laserscope (1) (2)	3,679	116,771
LCA-Vision Inc.	3,435	114,386
Lifeline Systems Inc. (1)	1,555	47,148
Luminex Corp. (1)	4,583	34,510
Medical Action Industries Inc. (1)	1,328	25,099
Mentor Corp.	8,813	282,897
Merit Medical Systems Inc. (1)	4,551	54,566
NuVasive Inc. (1)	797	10,297
Oakley Inc.	4,885	62,626
OraSure Technologies Inc. (1)	6,925	50,968
Orthologic Corp. (1)	7,845	39,696
Orthovita Inc. (1)	8,544	29,050
Palatin Technologies Inc. (1)	12,171	28,480
PolyMedica Corp. (2)	5,458	173,346
Possis Medical Inc. (1)	3,210	26,868
PSS World Medical Inc. (1) (2)	13,006	147,878
Quidel Corp. (1)	5,255	20,547
SonoSite Inc. (1)	3,223	83,734
Steris Corp. (1)	13,920	351,480
SurModics Inc. (1)	2,886	92,092
Sybron Dental Specialties Inc. (1)	7,932	284,759
Symmetry Medical Inc. (1)	1,131	21,512
TECHNE Corp. (1)	8,531	342,776
Thoratec Corp. (1) (2)	9,095	111,141
TriPath Imaging Inc. (1) (2)	4,832	34,017
Ventana Medical Systems Inc. (1) (2)	5,944	222,662
Viasys Healthcare Inc. (1)	6,734	128,485
VISX Inc. (1)	9,847	230,814
Vital Sign Inc.	764	30,476
West Pharmaceutical Services Inc.	5,972	142,731
Wright Medical Group Inc. (1) (2)	5,579	133,896
Young Innovations Inc.	797	29,210
Zila Inc. (1)	8,351	33,738
Zoll Medical Corp. (1)	2,133	48,056

		7,459,102

HEALTH CARE-SERVICES—1.95%
Alliance Imaging Inc. (1)	4,642	44,331
Amedisys Inc. (1) (2)	2,381	72,025
American Healthways Inc. (1) (2)	5,710	188,544
AMERIGROUP Corp. (1)	9,708	354,924
AmSurg Corp. (1) (2)	5,687	143,881
Apria Healthcare Group Inc. (1)	9,903	317,886
Beverly Enterprises Inc. (1)	21,083	261,008
Centene Corp. (1)	8,276	248,197
Genesis HealthCare Corp. (1) (2)	3,939	168,944
Gentiva Health Services Inc. (1)	4,726	76,467
Kindred Healthcare Inc. (1) (2)	5,530	194,103
LabOne Inc. (1) (2)	3,915	134,989
LifePoint Hospitals Inc. (1)	7,519	329,633
Matria Healthcare Inc. (1)	3,133	96,214
Molina Healthcare Inc. (1)	1,984	91,443
National Healthcare Corp.	1,573	53,812
OCA Inc. (1) (2)	8,686	36,916
Odyssey Healthcare Inc. (1)	7,498	88,176
Option Care Inc.	2,299	47,336
Pediatrix Medical Group Inc. (1)	4,707	322,853
Province Healthcare Co. (1)	9,752	234,926
Radiation Therapy Services Inc. (1)	1,067	20,252
RehabCare Group Inc. (1)	3,594	103,184
Sierra Health Services Inc. (1) (2)	4,671	298,197
Specialty Laboratories Inc. (1)	1,407	13,437
Sunrise Senior Living Inc. (1)	3,548	172,433
Symbion Inc. (1)	1,765	37,718
United Surgical Partners International Inc. (1) (2)	6,061	277,412
VistaCare Inc. Class A (1) (2)	2,371	48,534
Wellcare Health Plans Inc. (1)	1,727	52,604

		4,530,379

HOLDING COMPANIES - DIVERSIFIED—0.17%
Resource America Inc. Class A	3,210	112,494
Terremark Worldwide Inc. (1)	71,585	46,530
Walter Industries Inc. (2)	5,430	231,047

		390,071

HOME BUILDERS—0.95%
Beazer Homes USA Inc. (2)	8,016	399,678
Brookfield Homes Corp.	3,230	136,338
Champion Enterprises Inc. (1) (2)	14,202	133,499
Coachmen Industries Inc. (2)	2,800	38,080
Dominion Homes Inc. (1)	889	15,051
Fleetwood Enterprises Inc. (1) (2)	11,159	97,083
Levitt Corp. Class A	3,293	84,433
M/I Homes Inc.	2,500	122,325
Meritage Homes Corp. (1)	4,248	250,292
Monaco Coach Corp. (2)	5,398	87,178
Orleans Homebuilders Inc.	526	9,673
Palm Harbor Homes Inc. (1) (2)	3,305	53,739
Skyline Corp.	1,843	70,937
Technical Olympic USA Inc.	1,826	55,145
Thor Industries Inc. (2)	7,224	216,070
WCI Communities Inc. (1)	7,111	213,899
William Lyon Homes Inc. (1) (2)	824	63,201
Winnebago Industries Inc. (2)	5,301	167,512

		2,214,133

HOME FURNISHINGS—0.49%
American Woodmark Corp.	2,270	82,356
Applica Inc. (1)	6,879	34,808
Bassett Furniture Industries Inc. (2)	1,782	35,105
Digital Theater Systems Inc. (1)	3,884	70,339
Ethan Allen Interiors Inc.	6,681	213,792
Furniture Brands International Inc. (2)	10,317	225,014
Hooker Furniture Corp.	2,438	46,054
Kimball International Inc. Class B	4,070	59,015
La-Z-Boy Inc. (2)	11,322	157,715
Stanley Furniture Co. Inc.	1,104	52,197
Tempur-Pedic International Inc. (1) (2)	3,986	74,379
TiVo Inc. (1) (2)	8,866	45,837
Universal Electronics Inc. (1)	2,270	38,318

		1,134,929

HOUSEHOLD PRODUCTS & WARES—0.87%
American Greetings Corp. Class A	12,845	327,291
Blyth Inc.	6,145	195,657
Central Garden & Pet Co. (1)	3,461	151,799
Ennis Inc.	5,186	87,747
Harland (John H.) Co.	5,490	188,636
Jarden Corp. (1) (2)	5,605	257,157
Lifetime Hoan Corp.	1,273	19,719
Playtex Products Inc. (1)	5,646	50,814
Russ Berrie & Co. Inc.	2,203	42,187
Standard Register Co. (The)	3,277	41,290
Tupperware Corp. (2)	10,060	204,822
Water Pik Technologies Inc. (1)	2,096	41,291
WD-40 Co.	3,444	111,896
Yankee Candle Co. Inc. (The) (1)	9,697	307,395

		2,027,701

HOUSEWARES—0.22%
Libbey Inc.	3,627	76,167
National Presto Industries Inc.	1,318	53,115
Toro Co.	4,278	378,603

		507,885

INSURANCE—2.40%
Alfa Corp.	4,900	70,805
American Equity Investment Life Holding Co. (2)	3,933	50,303
American Physicians Capital Inc. (1)	2,109	72,275
AmerUs Group Co. (2)	7,627	360,376
Argonaut Group Inc. (1) (2)	5,219	110,747
Baldwin & Lyons Inc. Class B	1,211	31,413
Bristol West Holdings Inc.	3,563	55,227
Ceres Group Inc. (1)	3,036	16,485
Citizens Inc. (1) (2)	5,628	32,361
CNA Surety Corp. (1)	2,513	34,177
Commerce Group Inc.	4,948	306,677
Crawford & Co. Class B	2,762	19,748
Danielson Holding Corp. (1)	9,267	159,856
Delphi Financial Group Inc. Class A	5,105	219,515
Direct General Corp. (2)	3,851	79,100
Donegal Group Inc. Class A	692	12,574
EMC Insurance Group Inc.	946	18,031
FBL Financial Group Inc. Class A	2,731	76,468
First Acceptance Corp. (1)	3,695	39,167
FPIC Insurance Group Inc. (1)	1,804	57,999
Great American Financial Resources Inc.	1,833	31,051
Harleysville Group Inc.	5,232	103,908
Hilb, Rogal & Hobbs Co. (2)	6,333	226,721
Horace Mann Educators Corp.	8,902	157,921
Independence Holding Co.	545	9,826
Infinity Property & Casualty Corp.	4,501	140,701
Kansas City Life Insurance Co.	1,395	68,020
LandAmerica Financial Group Inc. (2)	3,814	190,814
Midland Co. (The)	1,066	33,590
National Western Life Insurance Co. Class A (1)	190	32,479
Navigators Group Inc. (The) (1)	1,510	50,049
NYMAGIC Inc.	667	15,808
Ohio Casualty Corp. (1) (2)	12,759	293,202
Philadelphia Consolidated Holding Corp. (1)	3,756	291,203
Phoenix Companies Inc. (2)	19,403	247,970
PMA Capital Corp. Class A (1) (2)	4,711	37,688
Presidential Life Corp.	4,357	70,932
ProAssurance Corp. (1)	5,581	220,450
RLI Corp.	4,938	204,680
Safety Insurance Group Inc.	2,041	63,189
Selective Insurance Group Inc.	5,833	269,660
State Auto Financial Corp.	2,596	69,106
Stewart Information Services Corp.	3,480	130,570
Tower Group Inc.	1,343	17,916
Triad Guaranty Inc. (1)	2,194	115,426
21st Century Insurance Group (2)	4,771	66,555
U.S.I. Holdings Corp. (1)	7,242	85,311
UICI	7,622	184,834
United Fire & Casualty Co.	2,836	95,942
Universal American Financial Corp. (1)	5,014	86,742
Vesta Insurance Group	10,363	36,789
Zenith National Insurance Corp. (2)	2,254	116,892

		5,589,249

INTERNET—2.78%
Agile Software Corp. (1)	10,286	74,882
Alloy Inc. (1) (2)	8,071	47,457
aQuantive Inc. (1) (2)	8,899	98,512
Ariba Inc. (1)	13,138	101,951
AsiaInfo Holdings Inc. (1)	5,750	28,865
@Road Inc. (1)	7,161	29,359
autobytel.com Inc. (1)	8,631	43,500
Blue Nile Inc. (1) (2)	923	25,521
CMGI Inc. (1)	59,993	124,785
CNET Networks Inc. (1)	25,782	243,382
Digital Insight Corp. (1)	7,890	129,396
Digital River Inc. (1) (2)	6,906	215,191
Digitas Inc. (1)	14,443	145,874
DoubleClick Inc. (1)	22,742	175,113
Drugstore.com Inc. (1)	6,678	17,229
E.piphany Inc. (1)	16,306	57,886
EarthLink Inc. (1)	25,170	226,530
eCollege.com Inc. (1) (2)	3,083	39,894
Entrust Inc. (1)	12,536	47,010
eResearch Technology Inc. (1) (2)	9,231	108,741
F5 Networks Inc. (1) (2)	7,574	382,411
FindWhat.com (1)	5,130	53,198
GSI Commerce Inc. (1)	4,068	55,040
Harris Interactive Inc. (1)	9,121	42,048
HomeStore Inc. (1)	21,783	48,358
InfoSpace Inc. (1) (2)	6,612	269,968
INTAC International Inc. (1) (2)	3,207	40,408
Interchange Corp. (1) (2)	2,396	24,283
Internet Capital Group Inc. (1)	10,321	72,453
Internet Security Systems Inc. (1)	7,965	145,760
Interwoven Inc. (1)	8,147	63,465
Ipass Inc. (1)	9,199	56,298
j2 Global Communications Inc. (1)	3,774	129,486
Keynote Systems Inc. (1)	3,227	38,304
Kintera Inc. (1)	1,078	5,713
Lionbridge Technologies Inc. (1)	10,492	59,699
LookSmart Ltd. (1)	10,621	9,453
MatrixOne Inc. (1)	9,467	45,158
Neoforma Inc. (1)	1,904	15,137
Net2Phone Inc. (1) (2)	7,830	12,606
NetBank Inc.	9,193	77,957
NetRatings Inc. (1)	2,294	34,984
NIC Inc. (1)	5,480	26,140
1-800 CONTACTS INC. (1)	1,353	28,237
1-800-FLOWERS.COM Inc. (1)	3,519	26,639
Openwave Systems Inc. (1) (2)	13,987	170,502
Opsware Inc. (1)	11,367	58,654
Overstock.com Inc. (1) (2)	2,399	103,133
PC-Tel Inc. (1)	4,215	31,022
Portal Software Inc. (1)	5,376	13,010
Priceline.com Inc. (1) (2)	4,897	123,404
ProQuest Co. (1)	5,292	191,306
RealNetworks Inc. (1) (2)	22,292	128,848
Redback Networks Inc. (1)	8,206	49,072
RightNow Technologies Inc. (1) (2)	1,211	14,847
RSA Security Inc. (1)	14,153	224,325
S1 Corp. (1)	13,840	96,050
Sapient Corp. (1)	14,792	108,647
Secure Computing Corp. (1)	7,462	63,949
SeeBeyond Technology Corp. (1)	9,839	31,091
Sohu.com Inc. (1) (2)	4,694	82,521
SonicWALL Inc. (1)	11,966	60,907
Stamps.com Inc. (1)	3,528	58,565
Stellent Inc. (1)	3,885	32,673
SupportSoft Inc. (1)	7,159	37,800
Travelzoo Inc. (1) (2)	597	29,683
TriZetto Group Inc. (The) (1)	4,858	45,228
24/7 Real Media Inc. (1)	19,677	63,950
United Online Inc. (1) (2)	12,737	133,356
ValueClick Inc. (1)	15,794	167,574
Verity Inc. (1)	5,887	55,632
Verso Technologies Inc. (1) (2)	33,374	12,015
Vignette Corp. (1)	58,411	76,518
WatchGuard Technologies Inc. (1)	6,265	20,236

WebEx Communications Inc. (1) (2)	6,327	136,600
webMethods Inc. (1)	9,760	53,485
Websense Inc. (1)	4,793	257,863

		6,476,747

INVESTMENT COMPANIES—0.18%
Apollo Investment Corp.	12,565	210,841
Ares Capital Corp.	1,842	30,209
Gladstone Capital Corp. (2)	2,055	43,607
MCG Capital Corp. (2)	7,097	109,187
NGP Capital Resources Co.	1,574	25,310

		419,154

IRON & STEEL—1.02%
AK Steel Holding Corp. (1)	22,062	244,006
Allegheny Technologies Inc.	19,671	474,268
Carpenter Technology Corp.	4,945	293,782
Cleveland-Cliffs Inc. (2)	4,252	309,843
Gibraltar Industries Inc.	4,665	102,350
Oregon Steel Mills Inc. (1)	6,901	158,723
Reliance Steel & Aluminum Co.	5,907	236,339
Ryerson Tull Inc. (2)	4,964	62,894
Schnitzer Steel Industries Inc. Class A	3,774	127,297
Steel Dynamics Inc.	7,552	260,166
Steel Technologies Inc.	1,903	45,653
Wheeling-Pittsburgh Corp. (1)	1,927	59,833

		2,375,154

LEISURE TIME—0.39%
Ambassadors Group Inc.	1,432	47,857
Arctic Cat Inc.	2,552	69,057
Callaway Golf Co. (2)	13,375	171,200
Escalade Inc.	1,153	15,715
K2 Inc. (1) (2)	8,242	113,328
Life Time Fitness Inc. (1)	2,556	68,961
Marine Products Corp.	2,524	42,428
Multimedia Games Inc. (1) (2)	4,028	31,257
Nautilus Inc. (2)	5,624	133,626
Navigant International Inc. (1) (2)	2,568	35,079
Pegasus Solutions Inc. (1)	4,909	58,024
WMS Industries Inc. (1) (2)	4,104	115,569

		902,101

LODGING—0.56%
Ameristar Casinos Inc.	2,448	133,857
Aztar Corp. (1)	6,994	199,749
Boyd Gaming Corp.	9,137	476,495
La Quinta Corp. (1)	35,959	305,652
Lakes Gaming Inc. (1)	2,778	50,004
Marcus Corp.	4,237	86,859
MTR Gaming Group Inc. (1)	4,071	50,480

		1,303,096

MACHINERY—1.98%
Albany International Corp. Class A	5,835	180,185
Applied Industrial Technologies Inc.	5,319	144,677
Astec Industries Inc. (1)	2,843	62,688
Bucyrus International Inc. Class A	2,472	96,556
Cascade Corp.	2,271	79,485
Cognex Corp.	8,456	210,385
Flowserve Corp. (1)	11,355	293,754
Gardner Denver Inc. (1)	4,216	166,574
Global Power Equipment Group Inc. (1)	6,266	60,028
Gorman-Rupp Co. (The)	1,575	33,800
IDEX Corp.	9,987	402,975
JLG Industries Inc.	9,262	199,596
Joy Global Inc.	15,181	532,246
Kadant Inc. (1)	2,958	54,871
Lindsay Manufacturing Co. (2)	2,795	53,329
Manitowoc Co. Inc. (The) (2)	6,015	242,946
Middleby Corp. (The) (2)	900	44,460
NACCO Industries Inc.	1,026	104,590
Nordson Corp.	5,437	200,190
Presstek Inc. (1)	5,526	42,661
Robbins & Myers Inc. (2)	3,329	73,271
Sauer-Danfoss Inc.	2,239	50,669
Stewart & Stevenson Services Inc.	6,094	139,492

Tecumseh Products Co. Class A	3,662	145,052
Tennant Co.	1,888	73,047
Terex Corp. (1)	9,951	430,878
Thomas Industries Inc.	3,251	128,870
Unova Inc. (1) (2)	10,244	211,539
Wabtec Corp.	7,834	160,519

		4,619,333

MANUFACTURING—1.54%
Actuant Corp. Class A (1)	5,362	240,861
Acuity Brands Inc.	8,511	229,797
Ameron International Corp.	2,223	80,028
Applied Films Corp. (1) (2)	3,245	75,024
AptarGroup Inc.	7,461	387,823
Barnes Group Inc.	3,090	83,955
Blount International Inc. (1)	1,061	18,016
Ceradyne Inc. (1) (2)	4,839	108,248
CLARCOR Inc.	5,231	271,803
CUNO Inc. (1)	3,411	175,291
EnPro Industries Inc. (1)	4,340	119,350
ESCO Technologies Inc. (1)	2,605	209,312
Federal Signal Corp.	9,657	146,497
Griffon Corp. (1)	5,265	112,724
Hexcel Corp. (1)	5,741	89,043
Jacuzzi Brands Inc. (1)	14,090	137,518
Lancaster Colony Corp.	5,319	226,323
Matthews International Corp. Class A	6,433	210,745
Myers Industries Inc.	4,779	67,432
Quixote Corp.	1,513	32,787
Raven Industries Inc.	2,582	52,724
Smith (A.O.) Corp.	3,629	104,769
Standex International Corp.	2,827	77,177
Sturm Ruger & Co. Inc.	3,659	25,357
Tredegar Corp.	5,714	96,338
Trinity Industries Inc.	7,521	211,867

		3,590,809

MEDIA—1.31%
Beasley Broadcast Group Inc. Class A (1)	1,067	18,971
Charter Communications Inc. Class A (1) (2)	48,939	78,302
Courier Corp.	980	51,391
Crown Media Holdings Inc. (1)	2,762	24,886
Cumulus Media Inc. Class A (1)	10,160	144,780
Emmis Communications Corp. (1) (2)	10,521	202,214
Entravision Communications Corp. (1)	9,322	82,686
Fisher Communications Inc. (1)	1,296	67,016
4Kids Entertainment Inc. (1) (2)	3,347	74,002
Gray Television Inc.	9,347	135,251
Hollinger International Inc.	11,579	126,211
Insight Communications Co. Inc. (1)	8,521	100,974
Journal Communications Inc. Class A	3,935	65,124
Journal Register Co. (1)	8,941	149,315
Liberty Corp.	3,540	143,547
Lin TV Corp. Class A (1) (2)	6,365	107,759
LodgeNet Entertainment Corp. (1)	2,810	52,940
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	2,353	53,154
Mediacom Communications Corp. (1)	12,047	78,787
Nelson (Thomas) Inc.	2,100	49,665
Nexstar Broadcasting Group Inc. Class A (1)	1,441	10,159
Paxson Communications Corp. (1)	7,941	5,479
Playboy Enterprises Inc. Class B (1)	4,694	60,553
Primedia Inc. (1)	27,415	119,255
Pulitzer Inc.	1,882	119,940
Readers Digest Association Inc. (The)	20,330	351,912
Regent Communications Inc. (1)	4,489	24,016
Saga Communications Inc. (1)	3,508	56,479
Salem Communications Corp. Class A (1)	2,026	41,736
Scholastic Corp. (1) (2)	6,313	232,887
Sinclair Broadcast Group Inc. Class A	8,567	68,793
Spanish Broadcasting System Inc. Class A (1)	6,888	70,671
Value Line Inc.	162	6,318
World Wrestling Entertainment Inc.	2,870	34,440
Young Broadcasting Inc. Class A (1)	4,562	39,416

		3,049,029

METAL FABRICATE & HARDWARE—0.66%
CIRCOR International Inc.	3,721	91,723

Commercial Metals Co.	11,842	401,325
Kaydon Corp. (2)	6,001	188,431
Lawson Products Inc.	573	26,816
Metals USA Inc. (1)	3,910	76,597
Mueller Industries Inc.	7,338	206,565
NN Inc.	1,214	14,956
NS Group Inc. (1)	3,799	119,327
Penn Engineering & Manufacturing Corp.	2,838	51,226
Quanex Corp.	5,161	275,185
Valmont Industries Inc.	3,204	71,513

		1,523,664

MINING—0.54%
AMCOL International Corp.	4,544	85,245
Brush Engineered Materials Inc. (1)	4,281	81,467
Century Aluminum Co. (1) (2)	4,070	123,158
Coeur d’Alene Mines Corp. (1) (2)	47,004	172,505
Compass Minerals International Inc.	3,101	78,920
Hecla Mining Co. (1)	23,627	129,476
Royal Gold Inc. (2)	3,831	70,222
RTI International Metals Inc. (1)	4,679	109,489
Stillwater Mining Co. (1)	8,499	83,715
Titanium Metals Corp. (1) (2)	1,615	58,140
USEC Inc.	16,657	271,176

		1,263,513

OFFICE & BUSINESS EQUIPMENT—0.15%
CompX International Inc.	818	13,890
General Binding Corp. (1)	487	10,227
Global Imaging Systems Inc. (1) (2)	4,786	169,712
Imagistics International Inc. (1)	3,720	129,940
Navarre Corp. (1) (2)	4,368	34,726

		358,495

OFFICE FURNISHINGS—0.02%
Interface Inc. Class A (1) (2)	8,195	55,890

		55,890

OIL & GAS—4.10%
Atwood Oceanics Inc. (1)	2,521	167,747
Berry Petroleum Co. Class A	3,833	197,208
Bill Barrett Corp. (1)	1,672	48,338
Brigham Exploration Co. (1)	3,884	35,849
Cabot Oil & Gas Corp.	6,748	372,152
Callon Petroleum Co. (1)	3,105	48,252
Cheniere Energy Inc. (1)	5,397	348,160
Cimarex Energy Co. (1)	8,333	324,987
Clayton Williams Energy Inc. (1)	1,110	28,749
Comstock Resources Inc. (1)	7,405	212,820
Crosstex Energy Inc.	774	33,878
Delta Petroleum Corp. (1) (2)	3,891	56,575
Denbury Resources Inc. (1)	11,271	397,077
Encore Acquisition Co. (1)	5,005	206,707
Energy Partners Ltd. (1) (2)	5,223	135,641
Forest Oil Corp. (1)	10,127	410,144
Frontier Oil Corp.	5,620	203,781
FX Energy Inc. (1) (2)	6,802	77,815
Giant Industries Inc. (1)	2,189	56,257
Grey Wolf Inc. (1)	35,318	232,392
Harvest Natural Resources Inc. (1)	6,649	79,057
Helmerich & Payne Inc.	10,099	400,829
Holly Corp. (2)	4,966	185,083
Houston Exploration Co. (1)	2,676	152,398
KCS Energy Inc. (1) (2)	10,060	154,522
Magnum Hunter Resources Inc. (1)	17,433	280,846
McMoRan Exploration Co. (1) (2)	4,118	82,772
Meridian Resource Corp. (The) (1)	11,648	60,104
Mission Resources Corp. (1)	6,701	47,443
Parker Drilling Co. (1)	17,683	101,677
Penn Virginia Corp.	3,974	182,407
Petroleum Development Corp. (1)	3,121	117,630
Plains Exploration & Production Co. (1)	15,759	549,989
Quicksilver Resources Inc. (1) (2)	5,935	289,213
Range Resources Corp.	15,701	366,775
Remington Oil & Gas Corp. (1)	4,498	141,777
Southwestern Energy Co. (1)	7,316	415,256
Spinnaker Exploration Co. (1)	5,264	187,030

St. Mary Land & Exploration Co.	5,966	298,598
Stone Energy Corp. (1)	4,627	224,733
Swift Energy Co. (1)	5,633	160,203
Tesoro Corp. (1)	13,289	491,959
TODCO Class A (1)	2,574	66,512
Unit Corp. (1)	7,549	340,988
Vintage Petroleum Inc.	10,599	333,445
Warren Resources Inc. (1)	2,043	21,921
Whiting Petroleum Corp. (1) (2)	5,624	229,347

		9,557,043

OIL & GAS SERVICES—1.57%
Cal Dive International Inc. (1) (2)	8,050	364,665
CARBO Ceramics Inc.	2,598	182,250
Dril-Quip Inc. (1)	1,694	52,074
Global Industries Ltd. (1)	14,455	135,877
Gulf Island Fabrication Inc.	1,471	34,510
Hanover Compressor Co. (1)	15,879	191,660
Hornbeck Offshore Services Inc. (1)	1,544	38,693
Hydril Co. LP (1)	3,409	199,120
Input/Output Inc. (1) (2)	12,237	78,929
Key Energy Services Inc. (1)	25,730	295,123
Lone Star Technologies Inc. (1)	5,972	235,476
Lufkin Industries Inc.	1,033	49,884
Matrix Service Co. (1) (2)	2,912	12,667
Maverick Tube Corp. (1)	8,699	282,804
Newpark Resources Inc. (1)	14,763	86,954
Oceaneering International Inc. (1)	5,233	196,238
Oil States International Inc. (1)	6,305	129,568
RPC Inc.	3,289	49,960
Seacor Holdings Inc. (1) (2)	3,780	240,975
Superior Energy Services Inc. (1)	10,923	187,876
Tetra Technologies Inc. (1)	4,519	128,520
Universal Compression Holdings Inc. (1)	3,705	140,308
Veritas DGC Inc. (1)	6,900	206,724
W-H Energy Services Inc. (1)	5,334	127,643

		3,648,498

PACKAGING & CONTAINERS—0.44%
Anchor Glass Container Corp.	1,185	2,654
Chesapeake Corp.	4,281	89,987
Crown Holdings Inc. (1)	34,086	530,378
Graphic Packaging Corp. (1)	11,660	51,421
Greif Inc. Class A	2,825	196,846
Silgan Holdings Inc.	2,276	147,894

		1,019,180

PHARMACEUTICALS—2.86%
Abgenix Inc. (1) (2)	16,647	116,529
Able Laboratories Inc. (1) (2)	3,811	89,406
Accelrys Inc. (1)	6,022	35,710
Adolor Corp. (1)	8,563	85,116
Advancis Pharmaceutical Corp. (1)	1,032	3,818
Alkermes Inc. (1) (2)	18,673	193,826
Alpharma Inc. Class A	7,664	94,420
Antigenics Inc. (1) (2)	5,335	35,745
Array BioPharma Inc. (1)	5,367	37,623
AtheroGenics Inc. (1) (2)	7,759	101,565
Bentley Pharmaceuticals Inc. (1)	3,131	23,044
Biocryst Pharmaceuticals Inc. (1)	3,520	16,227
Bioenvision Inc. (1)	5,891	33,873
BioMarin Pharmaceutical Inc. (1) (2)	13,819	71,168
Bio-Reference Laboratories Inc. (1)	1,320	18,374
Bone Care International Inc. (1) (2)	3,246	84,201
Bradley Pharmaceuticals Inc. (1) (2)	2,883	27,561
Caraco Pharmaceutical Laboratories Ltd. (1)	1,573	12,867
Cell Therapeutics Inc. (1) (2)	12,648	45,406
Connetics Corp. (1) (2)	6,341	160,364
Conor Medsystems Inc. (1)	1,498	24,402
Corixa Corp. (1) (2)	12,413	38,108
Cubist Pharmaceuticals Inc. (1)	10,260	108,961
CV Therapeutics Inc. (1) (2)	7,611	154,960
Cypress Bioscience Inc. (1)	6,601	60,333
Dendreon Corp. (1)	11,970	65,237
Depomed Inc. (1)	4,146	16,335
Discovery Laboratories Inc. (1)	10,902	61,378
DOV Pharmaceutical Inc. (1)	3,165	43,297

Durect Corp. (1) (2)	4,352	15,841
DUSA Pharmaceuticals Inc. (1)	3,215	28,067
Dyax Corp. (1)	6,252	20,131
Dynavax Technologies Corp. (1)	604	2,821
First Horizon Pharmaceutical Corp. (1) (2)	5,518	93,144
Genta Inc. (1)	9,578	10,823
Guilford Pharmaceuticals Inc. (1) (2)	9,425	21,678
HealthExtras Inc. (1) (2)	3,850	64,103
Hollis-Eden Pharmaceuticals Inc. (1) (2)	2,827	19,916
Idenix Pharmaceuticals Inc. (1)	1,215	24,118
Impax Laboratories Inc. (1) (2)	9,722	155,552
Indevus Pharmaceuticals Inc. (1) (2)	7,066	19,643
InKine Pharmaceutical Co. Inc. (1)	20,647	64,006
Inspire Pharmaceuticals Inc. (1)	8,037	65,582
Isis Pharmaceuticals Inc. (1)	11,802	45,674
Isolagen Inc. (1) (2)	4,400	27,676
ISTA Pharmaceuticals Inc. (1)	1,582	15,630
Kos Pharmaceuticals Inc. (1)	3,101	129,250
K-V Pharmaceutical Co. Class A (1) (2)	7,402	171,726
Lannett Co. Inc. (1) (2)	1,526	9,614
Ligand Pharmaceuticals Inc. Class B (1) (2)	14,528	83,245
Mannatech Inc.	2,937	57,418
MannKind Corp. (1) (2)	2,780	39,559
Medarex Inc. (1)	18,205	129,802
Medicines Co. (The) (1) (2)	9,834	222,838
Nabi Biopharmaceuticals (1)	11,810	147,389
Nature’s Sunshine Products Inc.	1,869	32,091
NeighborCare Inc. (1)	7,282	212,999
NeoPharm Inc. (1) (2)	3,902	30,319
NitroMed Inc. (1) (2)	2,259	39,103
Northfield Laboratories Inc. (1) (2)	4,852	54,585
Noven Pharmaceuticals Inc. (1)	4,419	74,946
NPS Pharmaceuticals Inc. (1) (2)	8,170	103,105
Nutraceutical International Corp. (1)	1,106	17,541
Nuvelo Inc. (1)	7,548	49,062
Omega Protein Corp. (1)	398	2,714
Onyx Pharmaceuticals Inc. (1)	7,184	225,218
Pain Therapeutics Inc. (1)	4,840	24,587
Par Pharmaceutical Companies Inc. (1) (2)	6,866	229,599
Penwest Pharmaceuticals Co. (1)	3,484	43,062
Perrigo Co.	12,256	234,702
PetMed Express Inc. (1)	1,696	12,567
Pharmacyclics Inc. (1)	3,371	27,069
Pharmion Corp. (1)	3,009	87,261
Pharmos Corp. (1)	28,722	18,095
POZEN Inc. (1)	5,499	28,650
Prestige Brands Holdings Inc. (1)	4,843	85,479
Priority Healthcare Corp. Class B (1)	6,786	146,781
Progenics Pharmaceuticals Inc. (1) (2)	2,784	46,799
Renovis Inc. (1) (2)	957	7,723
Rigel Pharmaceuticals Inc. (1)	2,590	41,544
Salix Pharmaceuticals Ltd. (1) (2)	7,419	122,339
Santarus Inc. (1) (2)	1,419	6,896
SciClone Pharmaceuticals Inc. (1)	8,035	22,819
Star Scientific Inc. (1) (2)	4,375	23,144
Tanox Inc. (1)	4,920	47,232
Trimeris Inc. (1) (2)	3,664	41,257
United Therapeutics Inc. (1)	4,001	182,826
USANA Health Sciences Inc. (1)	2,174	102,830
Valeant Pharmaceuticals International	17,222	387,839
Vicuron Pharmaceuticals Inc. (1)	11,275	177,694
Vion Pharmaceuticals Inc. (1)	22,590	64,382
Zymogenetics Inc. (1)	4,012	61,223

		6,661,182

PIPELINES—0.02%
TransMontaigne Inc. (1)	4,717	37,736

		37,736

REAL ESTATE—0.37%
Avatar Holdings Inc. (1) (2)	1,448	67,839
Bluegreen Corp. (1)	3,277	42,109
CB Richard Ellis Group Inc. Class A (1)	5,120	179,149
Consolidated-Tomoka Land Co.	1,442	82,526
Jones Lang LaSalle Inc. (1)	6,876	320,765
Tarragon Corp. (1)	1,325	26,752
Trammell Crow Co. (1)	6,981	143,599

		862,739

REAL ESTATE INVESTMENT TRUSTS—6.47%
Aames Investment Corp.	4,317	35,399
Acadia Realty Trust	5,731	92,154
Affordable Residential Communities Inc. (2)	5,315	67,235
Alexander’s Inc. (1)	440	106,260
Alexandria Real Estate Equities Inc.	3,872	249,279
American Campus Communities Inc.	3,594	75,474
American Financial Realty Trust	22,580	330,345
American Home Mortgage Investment Corp.	7,098	203,287
AMLI Residential Properties Trust	6,200	169,818
Anthracite Capital Inc.	8,680	96,695
Anworth Mortgage Asset Corp.	7,571	72,303
Arbor Realty Trust Inc.	2,048	50,688
Ashford Hospitality Trust Inc.	4,470	45,594
Bedford Property Investors Inc.	3,738	81,601
Bimini Mortgage Management Inc. Class A	4,414	61,134
BioMed Realty Trust Inc.	8,067	166,180
Brandywine Realty Trust	9,496	269,686
Capital Automotive REIT	7,828	259,263
Capital Lease Funding Inc.	4,756	52,554
Capstead Mortgage Corp. (2)	2,401	20,529
CarrAmerica Realty Corp.	10,929	344,810
Cedar Shopping Centers Inc.	4,575	65,148
Colonial Properties Trust	4,305	165,355
Commercial Net Lease Realty Inc.	10,101	186,363
Cornerstone Realty Income Trust Inc.	7,825	77,624
Corporate Office Properties Trust	7,424	196,588
Correctional Properties Trust	2,836	71,609
Cousins Properties Inc.	7,171	185,514
CRT Properties Inc.	6,051	131,791
EastGroup Properties Inc.	5,028	189,556
Education Realty Trust Inc. (1)	4,829	80,306
Entertainment Properties Trust	5,059	209,594
Equity Inns Inc.	8,477	93,501
Equity Lifestyle Properties Inc. (2)	4,076	143,679
Equity One Inc.	6,658	137,088
Essex Property Trust Inc.	4,410	304,731
Extra Space Storage Inc.	4,031	54,419
FelCor Lodging Trust Inc. (1)	10,496	130,465
Fieldstone Investment Corp. (1)	3,960	57,499
First Industrial Realty Trust Inc. (2)	8,316	314,594
Gables Residential Trust	5,621	187,179
Getty Realty Corp.	3,794	96,937
Glenborough Realty Trust Inc.	6,882	131,584
Glimcher Realty Trust (2)	7,318	173,437
Global Signal Inc.	2,553	76,488
GMH Communities Trust	5,683	66,548
Government Properties Trust Inc.	5,621	55,985
Gramercy Capital Corp.	2,835	55,283
Healthcare Realty Trust Inc. (2)	9,632	350,990
Heritage Property Investment Trust Inc. (2)	5,849	173,598
Highland Hospitality Corp.	5,597	57,929
Highwoods Properties Inc.	11,111	297,997
Home Properties Inc.	6,541	253,791
HomeBanc Corp.	5,862	51,820
Impac Mortgage Holdings Inc. (2)	13,762	263,955
Innkeepers USA Trust	6,492	83,812
Investors Real Estate Trust	4,292	40,044
Kilroy Realty Corp.	5,975	244,437
Kite Realty Group Trust	5,494	79,114
Kramont Realty Trust	6,253	146,320
LaSalle Hotel Properties	6,182	179,587
Lexington Corporate Properties Trust	9,882	216,811
LTC Properties Inc.	3,629	62,963
Luminent Mortgage Capital Inc.	6,723	73,819
Maguire Properties Inc.	7,686	183,542
Meristar Hospitality Corp. (1)	15,564	108,948
MFA Mortgage Investments Inc.	10,902	82,964
Mid-America Apartment Communities Inc.	4,349	158,739
Mission West Properties Inc.	4,023	42,644
MortgageIT Holdings Inc.	2,678	42,714
National Health Investors Inc.	4,801	124,730
Nationwide Health Properties Inc.	12,081	244,157
New Century Financial Corp.	8,985	420,678
Newcastle Investment Corp.	7,861	232,686

Novastar Financial Inc. (2)	5,289	190,457
Omega Healthcare Investors Inc.	9,134	100,291
Parkway Properties Inc.	3,098	144,677
Pennsylvania Real Estate Investment Trust	6,412	258,532
Post Properties Inc.	8,477	263,126
Prentiss Properties Trust	8,807	300,847
PS Business Parks Inc.	3,602	145,161
RAIT Investment Trust	5,096	136,675
Ramco-Gershenson Properties Trust	4,218	114,519
Realty Income Corp. (2)	15,680	358,758
Redwood Trust Inc. (2)	3,152	161,319
Saul Centers Inc.	2,948	94,336
Saxon Capital Inc.	10,141	174,425
Senior Housing Properties Trust	9,746	162,563
Sovran Self Storage Inc.	3,973	157,450
Spirit Finance Corp. (1)	9,490	103,061
Strategic Hotel Capital Inc.	4,985	73,280
Sun Communities Inc.	3,941	141,088
Sunstone Hotel Investors Inc.	5,554	119,133
Tanger Factory Outlet Centers Inc.	6,224	136,928
Taubman Centers Inc.	9,033	250,575
Town & Country Trust (The) (2)	4,799	126,934
Trustreet Properties Inc. (2)	6,453	99,312
Universal Health Realty Income Trust	3,155	89,129
Urstadt Biddle Properties Inc. Class A	4,604	70,211
U-Store-It Trust	5,376	93,542
Washington Real Estate Investment Trust (2)	8,748	251,505
Winston Hotels Inc.	3,107	36,352

		15,062,128

RETAIL—6.00%
AC Moore Arts & Crafts Inc. (1) (2)	2,878	76,727
Aeropostale Inc. (1)	11,271	369,125
America’s Car-Mart Inc. (1)	979	34,324
Asbury Automotive Group Inc. (1)	2,665	41,041
Bebe Stores Inc. (2)	2,291	77,779
Big 5 Sporting Goods Corp.	4,219	104,209
BJ’s Restaurants Inc. (1) (2)	1,859	36,046
Blair Corp.	2,041	67,292
Bob Evans Farms Inc. (2)	7,845	183,965
Bombay Co. Inc. (The) (1) (2)	7,463	39,554
Bon-Ton Stores Inc. (The)	659	11,921
Brookstone Inc. (1)	3,965	64,312
Brown Shoe Co. Inc.	4,047	138,691
Buckle Inc. (The)	1,694	59,138
Buffalo Wild Wings Inc. (1)	1,241	46,947
Build-A-Bear Workshop Inc. (1) (2)	2,029	62,189
Burlington Coat Factory Warehouse Corp.	4,287	123,037
Cache Inc. (1)	1,895	25,677
California Pizza Kitchen Inc. (1)	3,864	90,572
Casey’s General Store Inc.	9,980	179,341
Cash America International Inc.	6,137	134,584
Casual Male Retail Group Inc. (1) (2)	5,643	36,623
Cato Corp. Class A	4,012	129,387
CBRL Group Inc.	9,710	401,023
CEC Entertainment Inc. (1)	7,481	273,805
Charlotte Russe Holding Inc. (1) (2)	2,473	31,951
Charming Shoppes Inc. (1)	21,554	175,234
Children’s Place Retail Stores Inc. (The) (1)	3,615	172,616
Christopher & Banks Corp.	7,542	132,739
CKE Restaurants Inc. (1) (2)	10,599	167,994
Coldwater Creek Inc. (1) (2)	6,658	123,040
Conn’s Inc. (1)	986	18,537
Cosi Inc. (1)	3,121	21,223
Cost Plus Inc. (1)	4,966	133,486
CSK Auto Corp. (1)	9,627	169,917
Dave & Buster’s Inc. (1)	2,514	47,012
Deb Shops Inc.	705	19,895
Dick’s Sporting Goods Inc. (1) (2)	5,971	219,315
Domino’s Pizza Inc.	4,841	90,478
Dress Barn Inc. (1)	3,830	69,783
Electronics Boutique Holdings Corp. (1) (2)	2,491	107,038
Finish Line Inc. (The)	7,496	173,532
Fred’s Inc. (2)	8,240	141,481
GameStop Corp. Class B (1)	8,940	199,362
Gander Mountain Co. (1) (2)	1,377	18,039
Genesco Inc. (1) (2)	4,232	120,273

Goody’s Family Clothing Inc.	3,153	28,472
Group 1 Automotive Inc. (1)	4,393	115,536
Guitar Center Inc. (1)	4,932	270,422
Hancock Fabrics Inc.	3,261	24,262
Haverty Furniture Companies Inc.	3,853	58,758
Hibbet Sporting Goods Inc. (1)	4,875	146,445
Hollywood Entertainment Corp. (1)	10,491	138,166
Hot Topic Inc. (1) (2)	9,392	205,215
IHOP Corp.	4,372	208,457
Insight Enterprises Inc. (1)	9,883	173,545
Jack in the Box Inc. (1)	7,362	273,130
Jill (J.) Group Inc. (The) (1)	3,349	46,082
Jo-Ann Stores Inc. (1)	4,246	119,270
Joseph A. Bank Clothiers Inc. (1) (2)	2,007	58,805
Kenneth Cole Productions Inc. Class A	2,291	66,760
Kirkland’s Inc. (1)	2,224	24,597
Krispy Kreme Doughnuts Inc. (1) (2)	9,973	76,094
Landry’s Restaurants Inc.	4,195	121,319
Linens ‘n Things Inc. (1)	9,158	227,393
Lithia Motors Inc. Class A (2)	3,293	84,334
Lone Star Steakhouse & Saloon Inc.	2,988	86,368
Longs Drug Stores Corp.	6,265	214,388
MarineMax Inc. (1)	2,504	78,075
Men’s Wearhouse Inc. (The) (1)	6,223	262,673
Movado Group Inc.	3,664	67,784
Movie Gallery Inc.	5,104	146,383
New York & Co. Inc. (1)	2,067	41,485
99 Cents Only Stores (1)	10,278	135,361
Nu Skin Enterprises Inc. Class A (2)	10,589	238,358
O’Charley’s Inc. (1)	4,178	90,830
P.F. Chang’s China Bistro Inc. (1) (2)	5,223	312,335
Panera Bread Co. Class A (1) (2)	5,820	329,005
Pantry Inc. (The) (1)	2,701	83,650
Papa John’s International Inc. (1) (2)	2,312	80,273
Party City Corp. (1)	2,120	31,037
Payless ShoeSource Inc. (1)	13,197	208,381
PC Mall Inc. (1)	1,412	17,537
Pep Boys-Manny, Moe & Jack Inc. (2)	11,627	204,403
Rare Hospitality International Inc. (1)	7,031	217,117
Red Robin Gourmet Burgers Inc. (1) (2)	2,594	132,061
Restoration Hardware Inc. (1)	4,653	26,522
Retail Ventures Inc. (1)	2,220	20,224
Rush Enterprises Inc. Class B (1)	269	4,535
Ryan’s Restaurant Group Inc. (1)	8,540	124,086
School Specialty Inc. (1)	4,559	178,530
Select Comfort Corp. (1) (2)	7,680	156,979
Sharper Image Corp. (1) (2)	2,447	40,645
Shoe Carnival Inc. (1)	1,517	26,548
ShopKo Stores Inc. (1)	6,083	135,164
Smart & Final Inc. (1)	2,799	34,036
Sonic Automotive Inc.	5,927	134,602
Sonic Corp. (1)	12,074	403,272
Sports Authority Inc. (The) (1) (2)	4,736	130,240
Stage Stores Inc. (1) (2)	3,959	151,986
Steak n Shake Co. (The) (1)	5,135	99,362
Stein Mart Inc. (1)	4,963	111,668
Systemax Inc. (1)	868	4,722
TBC Corp. (1)	4,152	115,675
Texas Roadhouse Inc. Class A (1)	961	26,985
Too Inc. (1)	6,894	170,075
Tractor Supply Co. (1)	6,501	283,769
Trans World Entertainment Corp. (1)	3,525	51,923
Triarc Companies Inc. Class B (2)	7,420	102,619
Tuesday Morning Corp. (1) (2)	5,315	153,444
United Auto Group Inc.	4,229	117,693
West Marine Inc. (1) (2)	2,895	61,548
World Fuel Services Corp.	5,828	183,582
Zale Corp. (1)	10,867	322,967

		13,978,221

SAVINGS & LOANS—1.91%
Anchor BanCorp Wisconsin Inc.	4,216	118,512
Bank Mutual Corp.	15,132	178,860
BankAtlantic Bancorp Inc. Class A	8,237	143,324
BankUnited Financial Corp. Class A (1)	5,765	154,848
Berkshire Hills Bancorp Inc.	1,636	55,215
Beverly Hills Bancorp Inc.	1,543	16,541

BFC Financial Corp. Class A (1)	538	5,084
Brookline Bancorp Inc. (2)	11,981	178,517
Charter Financial Corp. (2)	504	16,818
Citizens First Bancorp Inc.	1,893	42,290
Clifton Savings Bancorp Inc.	1,063	11,906
Commercial Capital Bancorp Inc.	7,773	158,181
Commercial Federal Corp.	9,094	251,449
Dime Community Bancshares	5,969	90,729
Downey Financial Corp.	4,144	254,980
Fidelity Bankshares Inc.	4,147	95,298
First Financial Holdings Inc.	2,415	67,089
First Niagara Financial Group Inc.	24,141	318,903
First Place Financial Corp.	1,617	29,591
FirstFed Financial Corp. (1)	3,782	192,920
Flagstar Bancorp Inc. (2)	6,494	126,958
Flushing Financial Corp.	3,367	61,279
Franklin Bank Corp. (Texas) (1)	2,929	50,525
Harbor Florida Bancshares Inc. (2)	4,468	152,359
Horizon Financial Corp.	1,065	20,001
ITLA Capital Corp. (1)	947	47,312
MAF Bancorp Inc.	6,260	260,040
NASB Financial Inc.	1,546	61,222
Northwest Bancorp Inc.	3,320	71,081
OceanFirst Financial Corp.	2,205	50,649
Ocwen Financial Corp. (1) (2)	7,912	63,850
Partners Trust Financial Group Inc.	9,712	102,947
PennFed Financial Services Inc.	2,346	34,815
PFF Bancorp Inc.	4,749	131,072
Provident Bancorp Inc.	8,070	98,777
Provident Financial Holdings Inc.	666	19,807
Provident Financial Services Inc. (2)	15,569	266,230
Sterling Financial Corp. (Washington) (1)	4,790	171,003
TierOne Corp.	4,419	103,847
United Community Financial Corp.	4,310	47,798
Westfield Financial Inc.	2,003	50,075
WSFS Financial Corp.	1,244	65,385

		4,438,087

SEMICONDUCTORS—2.59%
Actel Corp. (1)	5,237	80,545
Alliance Semiconductor Corp. (1)	7,971	19,848
AMIS Holdings Inc. (1)	6,911	78,025
Asyst Technologies Inc. (1)	9,475	45,385
ATMI Inc. (1) (2)	6,705	167,893
August Technology Corp. (1)	4,290	50,279
Axcelis Technologies Inc. (1)	19,900	145,270
Brooks Automation Inc. (1)	9,555	145,045
California Micro Devices Corp. (1)	4,316	21,796
Cirrus Logic Inc. (1)	16,773	75,814
Cohu Inc.	4,398	70,148
Credence Systems Corp. (1) (2)	18,741	148,241
Diodes Inc. (1)	1,408	38,199
DSP Group Inc. (1)	6,224	160,330
DuPont Photomasks Inc. (1)	3,248	86,624
Emulex Corp. (1)	17,026	320,770
Entegris Inc. (1)	10,071	99,602
ESS Technology Inc. (1)	5,606	29,544
Exar Corp. (1)	8,290	111,086
FormFactor Inc. (1)	5,824	131,855
Genesis Microchip Inc. (1)	6,441	93,072
Helix Technology Corp.	6,121	94,692
Integrated Device Technology Inc. (1)	21,310	256,359
Integrated Silicon Solution Inc. (1) (2)	7,241	48,515
IXYS Corp. (1)	3,513	40,189
Kopin Corp. (1)	14,067	43,186
Kulicke & Soffa Industries Inc. (1) (2)	10,221	64,290
Lattice Semiconductor Corp. (1)	23,993	128,842
Leadis Technology Inc. (1)	1,053	6,297
LTX Corp. (1)	12,058	53,538
Mattson Technology Inc. (1)	8,278	65,727
Micrel Inc. (1)	13,895	128,112
Microsemi Corp. (1)	11,933	194,389
Microtune Inc. (1) (2)	8,434	36,351
Mindspeed Technologies Inc. (1) (2)	17,114	38,164
MKS Instruments Inc. (1)	7,278	115,575
Monolithic System Technology Inc. (1)	4,789	28,016
Mykrolis Corp. (1)	9,143	130,745

OmniVision Technologies Inc. (1) (2)	11,373	172,301
ON Semiconductor Corp. (1)	26,135	103,233
Pericom Semiconductor Corp. (1)	3,960	33,937
Photronics Inc. (1)	6,846	123,913
Pixelworks Inc. (1)	8,137	66,317
PortalPlayer Inc. (1) (2)	1,133	25,866
Power Integrations Inc. (1)	6,124	127,930
Rudolph Technologies Inc. (1)	2,918	43,945
Semitool Inc. (1)	2,998	30,580
SigmaTel Inc. (1)	5,160	193,139
Silicon Image Inc. (1)	14,835	149,240
Siliconix Inc. (1)	1,212	42,759
Sipex Corp. (1)	4,917	11,407
SiRF Technology Holdings Inc. (1)	2,507	27,978
Skyworks Solutions Inc. (1)	29,338	186,296
Standard Microsystems Corp. (1)	3,989	69,249
Supertex Inc. (1)	1,673	30,633
Tessera Technologies Inc. (1)	5,105	220,689
Transmeta Corp. (1) (2)	26,813	24,936
Tripath Technology Inc. (1) (2)	3,787	3,370
TriQuint Semiconductor Inc. (1)	27,159	91,797
Ultratech Inc. (1) (2)	4,930	71,978
Varian Semiconductor Equipment Associates Inc. (1)	7,188	273,216
Veeco Instruments Inc. (1)	5,572	83,859
Vitesse Semiconductor Corp. (1)	42,447	113,758
Volterra Semiconductor Corp. (1)	1,165	15,728
Zoran Corp. (1)	8,525	88,234

		6,018,646

SOFTWARE—3.39%
Actuate Corp. (1)	7,438	17,851
Advent Software Inc. (1)	6,305	114,625
Allscripts Healthcare Solutions Inc. (1) (2)	5,630	80,509
Altiris Inc. (1) (2)	4,327	103,199
ANSYS Inc. (1)	6,320	216,207
Ascential Software Corp. (1)	12,610	233,663
Aspen Technology Inc. (1)	6,834	38,817
Atari Inc. (1)	3,713	11,733
AuthentiDate Holding Corp. (1) (2)	6,507	25,963
Blackbaud Inc.	975	12,285
Blackboard Inc. (1) (2)	1,469	25,619
Borland Software Corp. (1)	15,898	129,092
Captaris Inc. (1)	5,681	23,008
CCC Information Services Group Inc. (1)	2,637	60,255
Cerner Corp. (1) (2)	5,742	301,512
Chordiant Software Inc. (1)	13,353	22,300
Computer Programs & Systems Inc.	1,422	39,930
Concord Communications Inc. (1)	3,358	33,983
Concur Technologies Inc. (1)	4,640	37,677
Corillian Corp. (1)	5,948	20,699
CSG Systems International Inc. (1)	10,717	174,580
Dendrite International Inc. (1)	7,340	103,054
Digi International Inc. (1)	4,145	56,869
Eclipsys Corp. (1)	7,333	113,515
eFunds Corp. (1)	9,897	220,901
Embarcadero Technologies Inc. (1)	3,543	23,348
Epicor Software Corp. (1) (2)	8,759	114,743
EPIQ Systems Inc. (1) (2)	2,378	30,866
FalconStor Software Inc. (1) (2)	6,416	38,304
FileNET Corp. (1)	8,659	197,252
Hyperion Solutions Corp. (1)	7,822	345,028
IDX Systems Corp. (1)	4,432	153,923
Infocrossing Inc. (1) (2)	3,833	60,715
Informatica Corp. (1)	16,877	139,573
infoUSA Inc.	6,162	64,763
InPhonic Inc. (1) (2)	1,597	36,276
Inter-Tel Inc.	4,342	106,379
InterVideo Inc. (1)	1,179	12,969
iVillage Inc. (1)	6,293	38,324
JDA Software Group Inc. (1)	5,496	77,164
Jupitermedia Corp. (1)	3,759	58,302
Keane Inc. (1) (2)	10,500	136,815
Lawson Software Inc. (1)	10,464	61,738
ManTech International Corp. Class A (1)	3,737	86,213
Manugistics Group Inc. (1)	12,662	21,272
MAPICS Inc. (1)	5,413	68,907
MapInfo Corp. (1)	4,141	49,858

Micromuse Inc. (1)	15,953	72,267
MicroStrategy Inc. Class A (1)	2,545	138,117
Midway Games Inc. (1) (2)	9,223	94,628
MRO Software Inc. (1)	4,098	57,495
NDCHealth Corp. (2)	7,957	127,153
NetIQ Corp. (1)	11,896	135,971
Omnicell Inc. (1)	4,069	29,337
Open Solutions Inc. (1) (2)	2,877	57,051
OPNET Technologies Inc. (1)	2,454	20,515
Packeteer Inc. (1)	7,394	113,794
PalmSource Inc. (1) (2)	3,099	28,015
Parametric Technology Corp. (1)	50,330	281,345
PDF Solutions Inc. (1)	3,170	44,380
Pegasystems Inc. (1)	1,529	8,226
Per-Se Technologies Inc. (1)	5,223	80,173
Pinnacle Systems Inc. (1)	13,855	77,449
PLATO Learning Inc. (1)	3,277	25,561
Progress Software Corp. (1)	6,537	171,400
QAD Inc.	2,454	20,295
Quality Systems Inc.	1,418	60,038
Quest Software Inc. (1)	10,255	141,929
Renaissance Learning Inc.	1,792	30,679
Retek Inc. (1)	11,387	127,762
Safeguard Scientifics Inc. (1)	25,632	36,397
Salesforce.com Inc. (1)	2,337	35,032
ScanSoft Inc. (1)	16,445	61,175
Schawk Inc.	2,190	39,968
SeaChange International Inc. (1) (2)	4,837	62,639
SERENA Software Inc. (1) (2)	5,462	129,777
SPSS Inc. (1)	3,126	54,361
SS&C Technologies Inc.	2,851	65,003
SYNNEX Corp. (1)	1,805	31,443
Take-Two Interactive Software Inc. (1) (2)	9,040	353,464
THQ Inc. (1) (2)	7,721	217,269
TradeStation Group Inc. (1) (2)	4,602	27,796
Transaction Systems Architects Inc. Class A (1)	8,216	190,200
Trident Microsystems Inc. (1) (2)	3,956	69,942
Ulticom Inc. (1)	2,093	23,295
Verint Systems Inc. (1)	2,534	88,538
Wind River Systems Inc. (1)	14,654	220,982
Witness Systems Inc. (1)	4,665	81,871
Zix Corp. (1) (2)	6,624	24,774

		7,898,084

STORAGE & WAREHOUSING—0.05%
Mobile Mini Inc. (1) (2)	2,935	118,603

		118,603

TELECOMMUNICATION EQUIPMENT—0.05%
Carrier Access Corp. (1)	3,611	21,522
NMS Communications Corp. (1)	8,763	37,593
Novatel Wireless Inc. (1)	3,841	41,291
WJ Communications Inc. (1)	5,354	12,743

		113,149

TELECOMMUNICATIONS—2.61%
Adaptec Inc. (1)	21,882	104,815
Aeroflex Inc. (1)	13,642	127,280
Airspan Networks Inc. (1)	4,205	21,488
Alamosa Holdings Inc. (1)	18,807	219,478
Alaska Communications Systems Group Inc.	1,751	17,598
Anaren Inc. (1)	3,946	47,865
Anixter International Inc. (1)	5,537	200,163
Applied Signal Technology Inc.	1,968	45,067
Arris Group Inc. (1)	16,990	117,401
Aspect Communications Corp. (1)	8,582	89,339
Atheros Communications Inc. (1)	2,059	21,146
Audiovox Corp. Class A (1) (2)	3,291	41,927
Avanex Corp. (1) (2)	16,969	22,060
Black Box Corp.	3,670	137,295
Boston Communications Group Inc. (1) (2)	2,922	20,805
Broadwing Corp. (1) (2)	10,527	43,582
C-COR Inc. (1)	9,769	59,396
Centennial Communications Corp. (1)	1,793	19,454
Cincinnati Bell Inc. (1)	49,836	211,803
Commonwealth Telephone Enterprises Inc. (1)	4,562	215,053
CommScope Inc. (1) (2)	11,065	165,532

Comtech Telecommunications Corp. (1)	3,088	160,885
CT Communications Inc.	3,457	36,402
D&E Communications Inc.	2,001	18,269
Ditech Communications Corp. (1)	5,906	73,648
Dobson Communications Corp. Class A (1)	15,769	31,853
Eagle Broadband Inc. (1)	43,150	14,671
EMS Technologies Inc. (1)	2,332	31,715
Enterasys Networks Inc. (1)	35,632	49,885
Extreme Networks Inc. (1)	21,461	126,405
FairPoint Communications Inc.	4,377	65,524
Finisar Corp. (1) (2)	36,446	45,558
General Communication Inc. Class A (1)	8,511	77,705
Golden Telecom Inc. (2)	3,204	82,022
Harmonic Inc. (1)	14,680	140,341
Hypercom Corp. (1)	10,941	51,751
InterDigital Communications Corp. (1)	11,730	179,704
Intrado Inc. (1)	3,829	47,097
Iowa Telecommunications Services Inc.	4,230	82,485
Ixia (1)	5,644	100,407
JAMDAT Mobile Inc. (1)	1,360	23,446
KVH Industries Inc. (1) (2)	2,702	24,615
MasTec Inc. (1)	5,781	47,462
MRV Communications Inc. (1) (2)	20,493	66,192
NETGEAR Inc. (1) (2)	4,192	63,257
Network Equipment Technologies Inc. (1)	5,129	28,876
Newport Corp. (1)	8,918	129,222
North Pittsburgh Systems Inc.	2,294	45,341
Oplink Communications Inc. (1)	17,350	27,240
Powerwave Technologies Inc. (1) (2)	20,180	156,193
Premiere Global Services Inc. (1)	11,844	134,074
Price Communications Corp. (1)	9,223	161,403
Primus Telecommunications Group Inc. (1) (2)	16,502	25,908
REMEC Inc. (1) (2)	13,301	70,229
RF Micro Devices Inc. (1) (2)	36,590	191,000
SafeNet Inc. (1) (2)	5,057	148,221
SBA Communications Corp. (1)	9,464	86,690
Shenandoah Telecommunications Co.	862	26,722
SpectraLink Corp.	4,202	59,332
Stratex Networks Inc. (1)	16,529	30,413
SureWest Communications	3,180	73,331
Sycamore Networks Inc. (1)	33,551	119,442
Symmetricom Inc. (1)	8,935	99,089
Syniverse Holdings Inc. (1)	2,221	30,650
TALK America Holdings Inc. (1)	4,629	29,857
Tekelec (1) (2)	10,260	163,544
Terayon Communication Systems Inc. (1)	13,730	42,288
Time Warner Telecom Inc. Class A (1)	11,316	44,925
Triton PCS Holdings Inc. Class A (1)	10,196	22,635
UbiquiTel Inc. (1) (2)	13,277	88,956
USA Mobility Inc. (1)	5,184	167,962
Valor Communications Group Inc.	3,952	57,185
Viasat Inc. (1)	4,308	80,517
Westell Technologies Inc. Class A (1)	10,561	58,191
Wireless Facilities Inc. (1) (2)	9,656	60,350
Zhone Technologies Inc. (1)	8,001	20,403

		6,070,035

TEXTILES—0.13%
Angelica Corp. (2)	2,048	57,344
G&K Services Inc. Class A	3,633	146,374
UniFirst Corp.	2,175	86,783

		290,501

TOYS, GAMES & HOBBIES—0.18%
Action Performance Companies Inc. (2)	3,283	43,434
Department 56 Inc. (1)	2,708	47,282
Jakks Pacific Inc. (1) (2)	5,227	112,224
LeapFrog Enterprises Inc. (1) (2)	5,792	65,739
RC2 Corp. (1)	3,299	112,166
Topps Co. (The)	5,116	47,118

		427,963

TRANSPORTATION—2.06%
Alexander & Baldwin Inc.	8,583	353,620
Arkansas Best Corp.	4,490	169,632
Central Freight Lines Inc. (1)	103	367
Covenant Transport Inc. Class A (1)	1,737	30,571

EGL Inc. (1)	7,394	168,583
Florida East Coast Industries Inc.	4,651	197,574
Forward Air Corp.	4,361	185,691
Genesee & Wyoming Inc. Class A (1)	3,798	98,406
GulfMark Offshore Inc. (1)	2,991	77,497
Heartland Express Inc.	8,862	169,707
Hub Group Inc. Class A (1)	1,475	92,438
Kansas City Southern Industries Inc. (1) (2)	12,816	246,836
Kirby Corp. (1)	4,456	187,286
Knight Transportation Inc.	7,461	184,063
Laidlaw International Inc. (1)	20,324	422,739
Landstar System Inc. (1)	12,214	400,009
Marten Transport Ltd. (1)	1,443	30,779
Offshore Logistics Inc. (1)	4,165	138,778
Old Dominion Freight Line Inc. (1)	3,355	104,508
Overnite Corp.	5,829	186,470
Overseas Shipholding Group Inc.	5,406	340,091
P.A.M. Transportation Services Inc. (1)	851	14,637
Pacer International Inc. (1)	6,104	145,825
Quality Distribution Inc. (1)	1,703	18,478
RailAmerica Inc. (1)	6,878	85,837
SCS Transportation Inc. (1)	2,952	54,878
Seabulk International Inc. (1)	661	13,742
Swift Transportation Co. Inc. (1) (2)	9,515	210,662
U.S. Xpress Enterprises Inc. Class A (1)	1,239	20,258
USF Corp.	5,714	275,758
Werner Enterprises Inc.	9,180	178,367

		4,804,087

TRUCKING & LEASING—0.20%
AMERCO	1,809	83,757
GATX Corp.	10,098	335,153
Greenbrier Companies Inc. (The)	1,407	49,372

		468,282

WATER—0.17%
American States Water Co.	3,878	98,113
California Water Service Group (2)	3,904	130,276
Connecticut Water Service Inc.	968	24,142
Middlesex Water Co. (2)	1,054	19,130
PICO Holdings Inc. (1)	1,380	35,756
SJW Corp.	1,674	58,808
Southwest Water Co. (2)	3,192	33,293

		399,518

TOTAL COMMON STOCKS (Cost: $192,423,759)		220,243,848

Security	Shares	Value
EXCHANGE-TRADED FUNDS—2.80%
iShares Russell 2000 Index Fund (2) (3)	53,510	6,536,246

TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,800,461)		6,536,246

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—24.05%
COMMERCIAL PAPER—5.05% (4)
Amstel Funding Corp.
2.95%, 08/19/05	$87,597	86,592
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	1,488,470	1,486,834
ANZ National Bank Ltd.
2.94%, 08/15/05	105,371	104,203
Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	179,131	178,846
Cantabric Finance LLC
2.80%, 04/29/05	113,801	113,553
Chariot Funding LLC
2.70%, 04/06/05	56,900	56,879
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	212,849	212,669
Corporate Asset Funding
2.75%, 05/05/05	147,519	147,136

CRC Funding LLC
2.74%, 04/28/05	105,371	105,154
DEPFA Bank PLC
2.28%, 05/03/05	105,371	105,158
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	716,522	713,095
Fairway Finance LLC
3.15%, 09/15/05	187,465	184,726
Falcon Asset Securitization Corp.
2.75%, 04/14/05	84,297	84,214
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	261,320	260,800
Fortis Funding LLC
2.35%, 05/09/05	295,039	294,307
General Electric Capital Corp.
2.74%, 07/07/05	105,371	104,593
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	599,046	597,902
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	632,226	624,451
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	1,628,420	1,626,363
Kitty Hawk Funding Corp.
2.75%, 04/15/05	293,848	293,534
Liberty Street Funding Corp.
2.80%, 04/20/05	105,647	105,491
Moat Funding LLC
2.74%, 05/02/05	147,519	147,171
Mortgage Interest Networking Trust
2.77%, 04/13/05	174,916	174,754
New Center Asset Trust
2.80%, 04/15/05	210,742	210,512
Nordea North America Inc.
2.74%, 07/11/05	105,371	104,561
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	240,383	240,084
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	678,526	677,555
Polonius Inc.
2.82%, 04/28/05	174,916	174,546
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	181,499	181,316
Ranger Funding Co. LLC
2.75%, 04/14/05	316,113	315,800
Santander Central Hispano
2.75%, 07/08/05	263,427	261,459
Scaldis Capital LLC
2.75%, 07/08/05	52,744	52,350
Societe Generale
2.75%, 05/03/05	189,668	189,204
Sydney Capital Corp.
2.75%, 04/12/05	367,892	367,584
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	183,345	183,075
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	183,628	183,441
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	137,431	137,295
Tulip Funding Corp.
2.71%, 04/08/05	174,273	174,181
Variable Funding Capital Corp.
2.80%, 04/20/05	162,271	162,031
Yorktown Capital LLC
2.80%, 04/20/05	330,865	330,376

		11,753,795

FLOATING RATE NOTES—7.18% (4)
Allstate Life Global Funding II
2.74%, 01/10/06 (5)	96,941	96,944
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	737,597	737,717
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	136,982	136,952
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (5)	684,911	684,965
BMW US Capital LLC
2.82%, 04/18/06 (5)	210,742	210,742

Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	716,522	716,400
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (5)	632,226	632,200
Commodore CDO Ltd.
3.08%, 12/12/05	52,685	52,685
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	632,226	632,143
DEPFA Bank PLC
2.99%, 12/15/05	210,742	210,742
Dorada Finance Inc.
2.66%, 07/29/05 (5)	174,916	174,899
Fairway Finance LLC
2.80%, 06/20/05	105,371	105,369
Fifth Third Bancorp
2.81%, 02/23/06 (5)	421,484	421,484
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (5)	273,964	273,975
General Electric Capital Corp.
2.86%, 03/09/06	94,834	94,955
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	76,947	76,947
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	136,982	136,982
Hartford Life Global Funding Trust
2.80%, 02/15/06	210,742	210,742
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	632,226	632,226
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (5)	948,339	948,352
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (5)	221,279	221,279
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (5)	864,042	864,235
Lothian Mortgages PLC
2.84%, 01/24/06 (5)	421,484	421,484
Marshall & Ilsley Corp.
2.95%, 02/20/06	210,742	210,966
MetLife Funding Inc.
2.74%, 03/06/06 (5)	316,113	316,113
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	526,855	526,824
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (5)	779,745	779,893
Norddeutsche Landesbank
2.63%, 07/27/05	210,742	210,718
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (5)	632,226	632,226
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	748,134	748,134
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (5)	115,908	115,885
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (5)	1,074,784	1,074,824
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (5)	648,453	648,431
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	632,226	632,226
Wells Fargo & Co.
2.78%, 03/15/06 (5)	105,371	105,385
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (5)	737,597	737,541
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (5)	1,062,139	1,062,068
Winston Funding Ltd.
2.75%, 04/25/05 (5)	150,470	150,470
World Savings Bank
2.71%, 09/09/05	73,760	73,756

		16,719,879

MONEY MARKET FUNDS—3.42%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (4)	842,968	842,968
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3)	6,997,936	6,997,936
BlackRock Temp Cash Money Market Fund (4)	39,302	39,302

Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	88,339	88,339

		7,968,545

REPURCHASE AGREEMENTS—5.16% (4)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $4,636,694 and effective yields of 2.89% - 2.90%. (6)	$4,636,324	4,636,324
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $4,215,176 and an effective yield of 2.89%. (6)	4,214,838	4,214,838

Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $3,161,382 and an effective yield of 2.89%. (6)	3,161,130	3,161,130

		12,012,292

TIME DEPOSITS—2.85% (4)
Abbey National Treasury Services PLC
1.39%, 04/08/05	147,519	147,513
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	210,742	210,742
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	295,039	295,039
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	273,964	273,965
First Tennessee Bank
2.77%, 04/15/05	105,371	105,371
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	261,320	261,320
Natexis Banques
2.98%, 08/18/05	210,742	210,742
Norddeutsche Landesbank
2.11%, 06/07/05	210,742	210,734
Rabobank Nederland NV NY
2.84%, 04/01/05	1,550,649	1,550,649
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	516,318	516,317
SunTrust Bank
2.68%, 05/03/05	210,742	210,724
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	716,522	716,501
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	379,335	379,335
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	1,043,172	1,043,173
Wells Fargo Bank N.A.
2.79%, 04/15/05	210,742	210,741
World Savings Bank
2.75%, 05/03/05	295,039	295,039

		6,637,905

U.S. GOVERNMENT AGENCY NOTES—0.24% (4)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	252,580	252,237
Federal National Mortgage Association
2.33%, 07/22/05	316,113	313,827

		566,064

U.S. TREASURY OBLIGATIONS—0.15%
U.S. Treasury Bill
2.71%(7), 06/23/05 (8)	345,000	342,858

		342,858

TOTAL SHORT-TERM INVESTMENTS (Cost: $56,001,278)		56,001,338

TOTAL INVESTMENTS IN SECURITIES — 121.43% (Cost: $252,225,498) (9)		282,781,432

Other Assets, Less Liabilities — (21.43%)		(49,913,036)

NET ASSETS — 100.00%		$232,868,396

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(7)	Yield to maturity.
(8)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(9)	The cost of investments for federal income tax purposes was $252,113,336. Net unrealized appreciation aggregated $30,668,096, of which $49,761,333 represented gross unrealized appreciation on securities and $19,093,237 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

As of March 31, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
Russell Mini (06/17/05)	121	$7,475,380	$(196,796)

			$(196,796)

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Shares	Value
COMMON STOCKS—97.37%
ADVERTISING—0.19%
Interpublic Group of Companies Inc. (1)	91,388	$1,122,245
Omnicom Group Inc.	40,501	3,585,149

		4,707,394

AEROSPACE & DEFENSE—1.84%
Boeing Co. (The) (2)	181,110	10,587,691
General Dynamics Corp.	43,515	4,658,281
Goodrich (B.F.) Co.	25,896	991,558
L-3 Communications Holdings Inc.	24,930	1,770,529
Lockheed Martin Corp.	87,777	5,359,664
Northrop Grumman Corp.	78,791	4,253,138
Raytheon Co. (2)	98,495	3,811,756
Rockwell Collins Inc.	38,722	1,842,780
United Technologies Corp.	111,439	11,328,889

		44,604,286

AGRICULTURE—1.53%
Altria Group Inc.	450,207	29,439,036
Monsanto Co.	57,876	3,733,002
Reynolds American Inc. (2)	25,649	2,067,053
UST Inc.	35,889	1,855,461

		37,094,552

AIRLINES—0.10%
Delta Air Lines Inc. (1) (2)	30,087	121,852
Southwest Airlines Co.	161,782	2,303,776

		2,425,628

APPAREL—0.42%
Coach Inc. (1)	41,527	2,351,674
Jones Apparel Group Inc.	26,375	883,299
Liz Claiborne Inc.	23,395	938,841
Nike Inc. Class B	50,289	4,189,577
Reebok International Ltd. (2)	12,446	551,358
VF Corp.	22,127	1,308,591

		10,223,340

AUTO MANUFACTURERS—0.47%
Ford Motor Co.	398,102	4,510,496
General Motors Corp. (2)	122,778	3,608,445
Navistar International Corp. (1)	14,896	542,214
PACCAR Inc.	37,739	2,731,926

		11,393,081

AUTO PARTS & EQUIPMENT—0.17%
Cooper Tire & Rubber Co. (2)	15,698	288,215
Dana Corp.	32,185	411,646
Delphi Corp. (2)	120,492	539,804
Goodyear Tire & Rubber Co. (The) (1) (2)	37,718	503,535
Johnson Controls Inc.	41,524	2,315,378
Visteon Corp.	27,718	158,270

		4,216,848

BANKS—6.16%
AmSouth Bancorp (2)	77,095	2,000,615
Bank of America Corp.	882,265	38,907,886
Bank of New York Co. Inc. (The)	169,276	4,917,468
BB&T Corp.	119,253	4,660,407
Comerica Inc. (2)	36,957	2,035,592
Compass Bancshares Inc.	26,693	1,211,862
Fifth Third Bancorp	113,765	4,889,620
First Horizon National Corp. (2)	26,576	1,084,035
Huntington Bancshares Inc. (2)	50,109	1,197,605
KeyCorp	88,289	2,864,978
M&T Bank Corp.	21,642	2,208,783
Marshall & Ilsley Corp. (2)	45,723	1,908,935
Mellon Financial Corp.	92,070	2,627,678

National City Corp.	130,049	4,356,641
North Fork Bancorp Inc.	102,270	2,836,970
Northern Trust Corp.	44,755	1,944,157
PNC Financial Services Group	61,426	3,162,210
Regions Financial Corp.	100,976	3,271,622
State Street Corp. (2)	72,488	3,169,175
SunTrust Banks Inc. (2)	74,160	5,344,711
Synovus Financial Corp. (2)	67,480	1,879,993
U.S. Bancorp	403,259	11,621,924
Wachovia Corp.	345,028	17,565,375
Wells Fargo & Co.	369,042	22,068,712
Zions Bancorporation	19,486	1,344,924

		149,081,878

BEVERAGES—2.20%
Anheuser-Busch Companies Inc.	169,190	8,017,914
Brown-Forman Corp. Class B (2)	20,061	1,098,340
Coca-Cola Co. (The)	493,708	20,572,812
Coca-Cola Enterprises Inc.	77,904	1,598,590
Molson Coors Brewing Co. Class B	17,431	1,345,150
Pepsi Bottling Group Inc.	43,887	1,222,253
PepsiCo Inc.	365,201	19,366,609

		53,221,668

BIOTECHNOLOGY—1.01%
Amgen Inc. (1)	272,599	15,867,988
Biogen Idec Inc. (1)	72,474	2,501,078
Chiron Corp. (1)	32,787	1,149,512
Genzyme Corp. (1)	53,866	3,083,290
MedImmune Inc. (1)	53,753	1,279,859
Millipore Corp. (1) (2)	10,656	462,470

		24,344,197

BUILDING MATERIALS—0.27%
American Standard Companies Inc.	39,720	1,846,186
Masco Corp.	97,369	3,375,783
Vulcan Materials Co. (2)	22,237	1,263,729

		6,485,698

CHEMICALS—1.68%
Air Products & Chemicals Inc.	49,463	3,130,513
Ashland Inc.	14,734	994,103
Dow Chemical Co. (The)	207,472	10,342,479
Du Pont (E.I.) de Nemours and Co.	216,924	11,115,186
Eastman Chemical Co.	16,818	992,262
Ecolab Inc. (2)	48,793	1,612,609
Engelhard Corp.	26,310	790,089
Great Lakes Chemical Corp.	10,951	351,746
Hercules Inc. (1)	24,011	347,919
International Flavors & Fragrances Inc.	19,778	781,231
PPG Industries Inc.	37,631	2,691,369
Praxair Inc.	70,045	3,352,354
Rohm & Haas Co.	42,810	2,054,880
Sherwin-Williams Co. (The)	28,024	1,232,776
Sigma-Aldrich Corp.	14,833	908,521

		40,698,037

COMMERCIAL SERVICES—0.85%
Apollo Group Inc. Class A (1)	36,386	2,694,747
Block (H & R) Inc. (2)	35,871	1,814,355
Cendant Corp.	229,440	4,712,698
Convergys Corp. (1)	30,301	452,394
Donnelley (R.R.) & Sons Co.	47,113	1,489,713
Equifax Inc.	29,132	894,061
McKesson Corp.	64,121	2,420,568
Moody’s Corp.	30,119	2,435,422
Paychex Inc.	78,077	2,562,487
Robert Half International Inc.	35,760	964,090

		20,440,535

COMPUTERS—4.06%
Affiliated Computer Services Inc. Class A (1)	27,407	1,459,149
Apple Computer Inc. (1)	177,763	7,407,384
Computer Sciences Corp. (1)	41,487	1,902,179
Dell Inc. (1)	535,134	20,559,848
Electronic Data Systems Corp. (2)	112,435	2,324,031
EMC Corp. (1)	523,216	6,446,021

Gateway Inc. (1)	69,832	281,423
Hewlett-Packard Co.	631,464	13,854,320
International Business Machines Corp.	355,598	32,494,545
Lexmark International Inc. (1) (2)	27,470	2,196,776
NCR Corp. (1)	40,282	1,359,115
Network Appliance Inc. (1)	79,512	2,199,302
Sun Microsystems Inc. (1)	734,074	2,965,659
SunGard Data Systems Inc. (1)	62,717	2,163,737
Unisys Corp. (1)	71,972	508,122

		98,121,611

COSMETICS & PERSONAL CARE—2.40%
Alberto-Culver Co.	18,941	906,516
Avon Products Inc. (2)	102,519	4,402,166
Colgate-Palmolive Co.	114,294	5,962,718
Gillette Co. (The)	215,687	10,887,880
Kimberly-Clark Corp.	104,614	6,876,278
Procter & Gamble Co.	549,010	29,097,530

		58,133,088

DISTRIBUTION & WHOLESALE—0.12%
Genuine Parts Co.	37,794	1,643,661
Grainger (W.W.) Inc.	18,465	1,149,816

		2,793,477

DIVERSIFIED FINANCIAL SERVICES—7.78%
American Express Co.	255,811	13,141,011
Bear Stearns Companies Inc. (The)	24,612	2,458,739
Capital One Financial Corp. (2)	53,740	4,018,140
CIT Group Inc.	45,766	1,739,108
Citigroup Inc.	1,137,324	51,111,341
Countrywide Financial Corp.	126,186	4,095,998
E*TRADE Financial Corp. (1)	80,059	960,708
Federal Home Loan Mortgage Corp.	149,682	9,459,902
Federal National Mortgage Association	210,597	11,467,007
Federated Investors Inc. Class B	21,401	605,862
Franklin Resources Inc.	43,386	2,978,449
Goldman Sachs Group Inc. (The)	97,682	10,744,043
Janus Capital Group Inc. (2)	50,867	709,595
JP Morgan Chase & Co.	773,413	26,760,090
Lehman Brothers Holdings Inc. (2)	60,032	5,652,613
MBNA Corp.	277,914	6,822,789
Merrill Lynch & Co. Inc.	202,531	11,463,255
Morgan Stanley	242,126	13,861,714
Providian Financial Corp. (1) (2)	63,361	1,087,275
Schwab (Charles) Corp. (The)	252,162	2,650,223
SLM Corp.	93,462	4,658,146
T. Rowe Price Group Inc. (2)	27,314	1,621,905

		188,067,913

ELECTRIC—2.93%
AES Corp. (The) (1)	140,674	2,304,240
Allegheny Energy Inc. (1) (2)	29,538	610,255
Ameren Corp. (2)	42,410	2,078,514
American Electric Power Co. Inc.	84,016	2,861,585
Calpine Corp. (1) (2)	113,056	316,557
CenterPoint Energy Inc. (2)	64,541	776,428
Cinergy Corp. (2)	41,412	1,678,014
CMS Energy Corp. (1) (2)	41,954	547,080
Consolidated Edison Inc. (2)	52,680	2,222,042
Constellation Energy Group Inc.	38,397	1,985,125
Dominion Resources Inc.	74,072	5,513,179
DTE Energy Co. (2)	37,755	1,717,097
Duke Energy Corp. (2)	204,901	5,739,277
Edison International	70,775	2,457,308
Entergy Corp.	46,693	3,299,327
Exelon Corp.	144,601	6,635,740
FirstEnergy Corp.	71,674	3,006,724
FPL Group Inc. (2)	85,025	3,413,754
NiSource Inc.	58,661	1,336,884
PG&E Corp. (2)	78,553	2,678,657
Pinnacle West Capital Corp.	19,710	837,872
PPL Corp.	41,072	2,217,477
Progress Energy Inc.	53,656	2,250,869
Public Service Enterprise Group Inc. (2)	51,790	2,816,858
Southern Co. (The) (2)	161,537	5,141,723
TECO Energy Inc.	44,379	695,863

TXU Corp. (2)	52,227	4,158,836
Xcel Energy Inc. (2)	86,714	1,489,747

		70,787,032

ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
American Power Conversion Corp. (2)	39,947	1,043,016
Emerson Electric Co.	91,201	5,921,681
Molex Inc. (2)	37,306	983,386

		7,948,083

ELECTRONICS—0.50%
Agilent Technologies Inc. (1)	95,033	2,109,733
Applera Corp.—Applied Biosystems Group (2)	42,318	835,357
Fisher Scientific International Inc. (1) (2)	25,373	1,444,231
Jabil Circuit Inc. (1) (2)	40,741	1,161,933
Parker Hannifin Corp.	26,083	1,588,976
PerkinElmer Inc.	27,837	574,277
Sanmina-SCI Corp. (1)	112,451	586,994
Solectron Corp. (1)	209,671	727,558
Symbol Technologies Inc.	52,251	757,117
Tektronix Inc.	19,472	477,648
Thermo Electron Corp. (1)	34,521	873,036
Waters Corp. (1)	26,105	934,298

		12,071,158

ENGINEERING & CONSTRUCTION—0.04%
Fluor Corp. (2)	18,534	1,027,340

		1,027,340

ENTERTAINMENT—0.08%
International Game Technology Inc.	74,761	1,993,128

		1,993,128

ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc. (1)	61,641	450,596
Waste Management Inc.	123,412	3,560,436

		4,011,032

FOOD—1.69%
Albertson’s Inc. (2)	79,633	1,644,421
Archer-Daniels-Midland Co.	136,508	3,355,367
Campbell Soup Co.	71,706	2,080,908
ConAgra Foods Inc. (2)	112,023	3,026,861
General Mills Inc.	79,370	3,901,036
Heinz (H.J.) Co. (2)	76,061	2,802,087
Hershey Foods Corp.	48,007	2,902,503
Kellogg Co.	76,946	3,329,453
Kroger Co. (1) (2)	158,868	2,546,654
McCormick & Co. Inc. NVS	29,325	1,009,660
Safeway Inc. (1)	96,864	1,794,890
Sara Lee Corp.	171,581	3,802,235
SUPERVALU Inc.	29,124	971,285
Sysco Corp.	138,484	4,957,727
Wrigley (William Jr.) Co.	42,937	2,815,379

		40,940,466

FOREST PRODUCTS & PAPER—0.51%
Georgia-Pacific Corp.	56,421	2,002,381
International Paper Co. (2)	106,600	3,921,814
Louisiana-Pacific Corp.	23,502	590,840
MeadWestvaco Corp.	43,847	1,395,212
Temple-Inland Inc.	12,393	899,112
Weyerhaeuser Co. (2)	52,764	3,614,334

		12,423,693

GAS—0.17%
KeySpan Corp. (2)	34,784	1,355,532
Nicor Inc. (2)	9,338	346,346
Peoples Energy Corp. (2)	8,113	340,097
Sempra Energy	51,683	2,059,051

		4,101,026

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	17,398	1,374,268
Snap-On Inc.	12,351	392,638
Stanley Works (The)	16,791	760,129

		2,527,035

HEALTH CARE-PRODUCTS—3.71%
Bard (C.R.) Inc.	22,723	1,546,982
Bausch & Lomb Inc.	11,551	846,688
Baxter International Inc.	134,744	4,578,601
Becton, Dickinson & Co.	54,968	3,211,231
Biomet Inc.	54,876	1,991,999
Boston Scientific Corp. (1)	166,244	4,869,287
Guidant Corp.	70,154	5,184,381
Johnson & Johnson	647,220	43,467,295
Medtronic Inc.	263,188	13,409,429
St. Jude Medical Inc. (1)	78,421	2,823,156
Stryker Corp.	82,059	3,660,652
Zimmer Holdings Inc. (1)	53,635	4,173,339

		89,763,040

HEALTH CARE-SERVICES—1.62%
Aetna Inc.	64,008	4,797,400
HCA Inc. (2)	89,837	4,812,568
Health Management Associates Inc. Class A (2)	52,760	1,381,257
Humana Inc. (1)	34,737	1,109,500
Laboratory Corp. of America Holdings (1)	29,409	1,417,514
Manor Care Inc. (2)	18,624	677,169
Quest Diagnostics Inc.	20,097	2,112,798
Tenet Healthcare Corp. (1) (2)	101,188	1,166,698
UnitedHealth Group Inc.	139,893	13,342,994
WellPoint Inc. (1)	66,346	8,316,471

		39,134,369

HOME BUILDERS—0.19%
Centex Corp.	27,461	1,572,691
KB Home	9,247	1,086,153
Pulte Homes Inc. (2)	26,076	1,919,976

		4,578,820

HOME FURNISHINGS—0.10%
Leggett & Platt Inc. (2)	41,249	1,191,271
Maytag Corp. (2)	16,656	232,684
Whirlpool Corp.	14,110	955,670

		2,379,625

HOUSEHOLD PRODUCTS & WARES—0.25%
Avery Dennison Corp. (2)	22,457	1,390,762
Clorox Co.	33,306	2,097,945
Fortune Brands Inc.	31,477	2,537,991

		6,026,698

HOUSEWARES—0.05%
Newell Rubbermaid Inc. (2)	59,384	1,302,885

		1,302,885

INSURANCE—4.29%
ACE Ltd.	61,745	2,548,216
AFLAC Inc.	108,986	4,060,818
Allstate Corp. (The)	147,752	7,987,473
Ambac Financial Group Inc.	23,588	1,763,203
American International Group Inc.	566,865	31,409,990
AON Corp. (2)	68,469	1,563,832
Chubb Corp. (2)	41,633	3,300,248
CIGNA Corp. (2)	28,775	2,569,608
Cincinnati Financial Corp.	35,020	1,527,222
Hartford Financial Services Group Inc.	64,296	4,408,134
Jefferson-Pilot Corp. (2)	29,513	1,447,613
Lincoln National Corp.	37,751	1,704,080
Loews Corp.	35,081	2,579,857
Marsh & McLennan Companies Inc. (2)	114,968	3,497,327
MBIA Inc.	30,467	1,592,815
MetLife Inc. (2)	159,411	6,232,970
MGIC Investment Corp.	20,906	1,289,273
Principal Financial Group Inc.	65,342	2,515,014
Progressive Corp. (The) (2)	43,522	3,993,579
Prudential Financial Inc.	113,976	6,542,222
SAFECO Corp. (2)	27,578	1,343,324
St. Paul Travelers Companies Inc. (2)	145,586	5,347,374
Torchmark Corp. (2)	23,344	1,218,557
UNUMProvident Corp. (2)	64,300	1,094,386
XL Capital Ltd. Class A (2)	30,194	2,185,140

		103,722,275

INTERNET—0.97%
eBay Inc. (1)	264,112	9,840,813
Monster Worldwide Inc. (1)	25,970	728,459
Symantec Corp. (1) (2)	154,202	3,289,129
Yahoo! Inc. (1)	284,584	9,647,398

		23,505,799

IRON & STEEL—0.16%
Allegheny Technologies Inc.	20,326	490,060
Nucor Corp.	34,698	1,997,217
United States Steel Corp. (2)	24,678	1,254,876

		3,742,153

LEISURE TIME—0.47%
Brunswick Corp.	20,898	979,071
Carnival Corp. (2)	115,140	5,965,403
Harley-Davidson Inc. (2)	63,472	3,666,143
Sabre Holdings Corp.	29,215	639,224

		11,249,841

LODGING—0.38%
Harrah’s Entertainment Inc.	24,700	1,595,126
Hilton Hotels Corp.	83,312	1,862,023
Marriott International Inc. Class A (2)	44,102	2,948,660
Starwood Hotels & Resorts Worldwide Inc.	46,163	2,771,165

		9,176,974

MACHINERY—0.55%
Caterpillar Inc.	74,596	6,821,058
Cummins Inc. (2)	9,623	676,978
Deere & Co. (2)	53,665	3,602,531
Rockwell Automation Inc.	38,425	2,176,392

		13,276,959

MANUFACTURING—5.91%
Cooper Industries Ltd. (2)	20,099	1,437,480
Danaher Corp.	60,335	3,222,492
Dover Corp.	44,211	1,670,734
Eastman Kodak Co. (2)	62,246	2,026,107
Eaton Corp. (2)	33,208	2,171,803
General Electric Co.	2,307,048	83,192,151
Honeywell International Inc.	185,060	6,886,083
Illinois Tool Works Inc.	60,056	5,376,814
Ingersoll-Rand Co. Class A (2)	37,666	3,000,097
ITT Industries Inc.	20,032	1,807,688
Pall Corp.	26,684	723,670
Textron Inc.	29,333	2,188,828
3M Co.	168,079	14,402,689
Tyco International Ltd.	438,081	14,807,138

		142,913,774

MEDIA—3.71%
Clear Channel Communications Inc. (2)	115,430	3,978,872
Comcast Corp. Class A (1)	481,365	16,260,510
Dow Jones & Co. Inc. (2)	15,904	594,332
Gannett Co. Inc. (2)	54,681	4,324,173
Knight Ridder Inc. (2)	16,535	1,111,979
McGraw-Hill Companies Inc. (The)	41,399	3,612,063
Meredith Corp.	10,348	483,769
New York Times Co. Class A (2)	31,492	1,151,977
News Corp. Class A	627,222	10,612,596
Time Warner Inc. (1)	1,000,138	17,552,422
Tribune Co. (2)	65,464	2,610,050
Univision Communications Inc. Class A (1) (2)	64,323	1,781,104
Viacom Inc. Class B	371,004	12,922,069
Walt Disney Co. (The)	445,485	12,798,784

		89,794,700

MINING—0.56%
Alcoa Inc. (2)	189,548	5,760,364
Freeport-McMoRan Copper & Gold Inc.	38,733	1,534,214
Newmont Mining Corp.	96,511	4,077,590
Phelps Dodge Corp.	20,993	2,135,618

		13,507,786

OFFICE & BUSINESS EQUIPMENT—0.22%
Pitney Bowes Inc.	50,135	2,262,091
Xerox Corp. (1)	208,046	3,151,897

		5,413,988

OIL & GAS—7.43%
Amerada Hess Corp.	18,774	1,806,247
Anadarko Petroleum Corp.	51,834	3,944,567
Apache Corp.	70,984	4,346,350
Burlington Resources Inc. (2)	84,041	4,207,933
ChevronTexaco Corp.	458,001	26,706,038
ConocoPhillips	151,415	16,328,594
Devon Energy Corp.	104,251	4,977,985
EOG Resources Inc.	51,914	2,530,288
Exxon Mobil Corp.	1,389,857	82,835,477
Kerr-McGee Corp.	35,468	2,778,208
Marathon Oil Corp.	75,429	3,539,129
Nabors Industries Ltd. (1)	31,171	1,843,453
Noble Corp.	29,420	1,653,698
Occidental Petroleum Corp.	86,398	6,148,946
Rowan Companies Inc.	23,074	690,605
Sunoco Inc.	15,317	1,585,616
Transocean Inc. (1)	69,807	3,592,268
Unocal Corp. (2)	58,815	3,628,297
Valero Energy Corp.	55,792	4,087,880
XTO Energy Inc.	75,467	2,478,336

		179,709,915

OIL & GAS SERVICES—0.85%
Baker Hughes Inc.	73,499	3,269,971
BJ Services Co.	35,261	1,829,341
Halliburton Co.	109,691	4,744,136
National Oilwell Varco Inc. (1)	36,322	1,696,237
Schlumberger Ltd. (2)	128,268	9,040,329

		20,580,014

PACKAGING & CONTAINERS—0.14%
Ball Corp.	23,933	992,741
Bemis Co. Inc. (2)	23,090	718,561
Pactiv Corp. (1)	31,949	746,009
Sealed Air Corp. (1)	18,019	935,907

		3,393,218

PHARMACEUTICALS—5.88%
Abbott Laboratories	339,228	15,814,809
Allergan Inc.	28,575	1,985,105
AmerisourceBergen Corp.	24,101	1,380,746
Bristol-Myers Squibb Co. (2)	425,149	10,824,294
Cardinal Health Inc.	94,295	5,261,661
Caremark Rx Inc. (1)	99,342	3,951,825
Express Scripts Inc. (1) (2)	16,445	1,433,840
Forest Laboratories Inc. (1)	77,040	2,846,628
Gilead Sciences Inc. (1)	94,091	3,368,458
Hospira Inc. (1)	33,690	1,087,176
King Pharmaceuticals Inc. (1)	52,131	433,209
Lilly (Eli) & Co.	246,469	12,841,035
Medco Health Solutions Inc. (1)	59,828	2,965,674
Merck & Co. Inc.	480,480	15,553,138
Mylan Laboratories Inc.	58,169	1,030,755
Pfizer Inc.	1,623,806	42,657,384
Schering-Plough Corp.	320,779	5,822,139
Watson Pharmaceuticals Inc. (1)	23,677	727,594
Wyeth	290,696	12,261,557

		142,247,027

PIPELINES—0.25%
Dynegy Inc. Class A (1) (2)	76,673	299,791
El Paso Corp.	139,262	1,473,392
Kinder Morgan Inc.	24,209	1,832,621
Williams Companies Inc.	123,851	2,329,637

		5,935,441

REAL ESTATE INVESTMENT TRUSTS—0.52%
Apartment Investment & Management Co. Class A	20,593	766,060
Archstone-Smith Trust	43,340	1,478,327
Equity Office Properties Trust (2)	87,609	2,639,659
Equity Residential	61,260	1,973,185

Plum Creek Timber Co. Inc.	39,736	1,418,575
ProLogis	39,799	1,476,543
Simon Property Group Inc. (2)	48,061	2,911,535

		12,663,884

RETAIL—6.48%
AutoNation Inc. (1)	50,238	951,508
AutoZone Inc. (1)	15,004	1,285,843
Bed Bath & Beyond Inc. (1)	65,728	2,401,701
Best Buy Co. Inc.	65,446	3,534,738
Big Lots Inc. (1) (2)	24,776	297,808
Circuit City Stores Inc. (2)	41,058	658,981
Costco Wholesale Corp.	102,704	4,537,463
CVS Corp.	86,988	4,577,309
Darden Restaurants Inc.	32,870	1,008,452
Dillard’s Inc. Class A (2)	16,137	434,085
Dollar General Corp.	66,540	1,457,891
Family Dollar Stores Inc.	36,213	1,099,427
Federated Department Stores Inc.	36,750	2,338,770
Gap Inc. (The)	161,416	3,525,325
Home Depot Inc.	477,873	18,273,864
Kohl’s Corp. (1) (2)	71,358	3,684,214
Limited Brands Inc. (2)	83,981	2,040,738
Lowe’s Companies Inc. (2)	168,122	9,598,085
May Department Stores Co. (The)	63,420	2,347,808
McDonald’s Corp.	276,749	8,617,964
Nordstrom Inc.	27,829	1,541,170
Office Depot Inc. (1)	67,645	1,500,366
OfficeMax Inc. (2)	20,102	673,417
Penney (J.C.) Co. Inc. (Holding Co.)	62,060	3,222,155
RadioShack Corp.	34,216	838,292
Sears Holdings Corp. (1)	20,894	2,782,431
Staples Inc.	107,490	3,378,411
Starbucks Corp. (1)	86,893	4,488,892
Target Corp.	194,812	9,744,496
Tiffany & Co. (2)	31,389	1,083,548
TJX Companies Inc. (2)	104,685	2,578,392
Toys R Us Inc. (1) (2)	46,488	1,197,531
Walgreen Co. (2)	222,218	9,870,924
Wal-Mart Stores Inc.	737,924	36,977,372
Wendy’s International Inc.	24,575	959,408
Yum! Brands Inc.	63,327	3,280,972

		156,789,751

SAVINGS & LOANS—0.54%
Golden West Financial Corp. (2)	61,866	3,742,893
Sovereign Bancorp Inc.	81,187	1,799,104
Washington Mutual Inc. (2)	189,960	7,503,420

		13,045,417

SEMICONDUCTORS—3.02%
Advanced Micro Devices Inc. (1) (2)	85,431	1,377,148
Altera Corp. (1) (2)	80,609	1,594,446
Analog Devices Inc.	80,846	2,921,774
Applied Materials Inc. (1)	363,713	5,910,336
Applied Micro Circuits Corp. (1)	67,370	221,647
Broadcom Corp. Class A (1)	64,090	1,917,573
Freescale Semiconductor Inc. Class B (1)	87,121	1,502,837
Intel Corp.	1,355,252	31,482,504
KLA-Tencor Corp. (1) (2)	42,671	1,963,293
Linear Technology Corp. (2)	66,710	2,555,660
LSI Logic Corp. (1) (2)	82,538	461,387
Maxim Integrated Products Inc.	70,996	2,901,607
Micron Technology Inc. (1) (2)	132,720	1,372,325
National Semiconductor Corp.	76,948	1,585,898
Novellus Systems Inc.	30,114	804,947
NVIDIA Corp. (1)	35,870	852,271
PMC-Sierra Inc. (1)	38,146	335,685
QLogic Corp. (1)	19,775	800,888
Teradyne Inc. (1)	41,881	611,463
Texas Instruments Inc.	374,487	9,545,674
Xilinx Inc. (2)	75,533	2,207,830

		72,927,193

SOFTWARE—4.19%
Adobe Systems Inc.	52,891	3,552,688
Autodesk Inc.	49,664	1,478,001

Automatic Data Processing Inc. (2)	126,813	5,700,244
BMC Software Inc. (1)	47,674	715,110
Citrix Systems Inc. (1) (2)	36,531	870,168
Computer Associates International Inc.	116,703	3,162,651
Compuware Corp. (1)	83,406	600,523
Electronic Arts Inc. (1) (2)	66,954	3,466,878
First Data Corp. (2)	175,084	6,882,552
Fiserv Inc. (1) (2)	41,844	1,665,391
IMS Health Inc.	50,110	1,222,183
Intuit Inc. (1)	40,199	1,759,510
Mercury Interactive Corp. (1)	18,186	861,653
Microsoft Corp.	2,203,552	53,259,852
Novell Inc. (1) (2)	81,558	486,086
Oracle Corp. (1)	979,968	12,230,001
Parametric Technology Corp. (1)	57,533	321,609
Siebel Systems Inc. (1)	111,491	1,017,913
Veritas Software Corp. (1)	91,480	2,124,166

		101,377,179

TELECOMMUNICATIONS—5.42%
ADC Telecommunications Inc. (1)	174,720	347,693
Alltel Corp. (2)	65,763	3,607,101
Andrew Corp. (1) (2)	34,692	406,243
AT&T Corp.	173,945	3,261,469
Avaya Inc. (1)	104,061	1,215,432
BellSouth Corp.	398,484	10,476,144
CenturyTel Inc.	29,054	954,133
CIENA Corp. (1)	121,735	209,384
Cisco Systems Inc. (1)	1,408,344	25,195,274
Citizens Communications Co. (2)	72,405	936,921
Comverse Technology Inc. (1)	42,697	1,076,818
Corning Inc. (1)	306,395	3,410,176
JDS Uniphase Corp. (1)	310,133	517,922
Lucent Technologies Inc. (1) (2)	962,706	2,647,442
Motorola Inc.	533,359	7,984,384
Nextel Communications Inc. Class A (1)	245,085	6,965,316
QUALCOMM Inc.	358,109	13,124,695
Qwest Communications International Inc. (1)	369,119	1,365,740
SBC Communications Inc.	718,860	17,029,793
Scientific-Atlanta Inc.	32,928	929,228
Sprint Corp. (FON Group)	321,507	7,314,284
Tellabs Inc. (1)	99,509	726,416
Verizon Communications Inc.	602,810	21,399,755

		131,101,763

TEXTILES—0.06%
Cintas Corp. (2)	33,052	1,365,378

		1,365,378

TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	37,254	761,844
Mattel Inc. (2)	90,240	1,926,624

		2,688,468

TRANSPORTATION—1.57%
Burlington Northern Santa Fe Corp.	82,269	4,436,767
CSX Corp. (2)	46,816	1,949,886
FedEx Corp.	65,536	6,157,107
Norfolk Southern Corp.	86,996	3,223,202
Ryder System Inc.	13,748	573,292
Union Pacific Corp.	56,736	3,954,499
United Parcel Service Inc. Class B	243,559	17,716,482

		38,011,235

TOTAL COMMON STOCKS (Cost: $2,417,501,323)		2,355,208,793

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.87%
COMMERCIAL PAPER—1.78% (3)
Amstel Funding Corp.
2.95%, 08/19/05	$321,315	317,629
Amsterdam Funding Corp.
2.75% - 2.80%, 04/11/05 - 04/20/05	5,459,861	5,453,858
ANZ National Bank Ltd.
2.94%, 08/15/05	386,511	382,226

Bryant Park Funding LLC
2.75% - 2.80%, 04/18/05 - 05/03/05	657,069	656,028
Cantabric Finance LLC
2.80%, 04/29/05	417,432	416,523
Chariot Funding LLC
2.70%, 04/06/05	208,716	208,638
Chesham Finance LLC
2.71% - 2.80%, 04/07/05 - 04/18/05	780,753	780,090
Corporate Asset Funding
2.75%, 05/05/05	541,116	539,711
CRC Funding LLC
2.74%, 04/28/05	386,511	385,717
DEPFA Bank PLC
2.28%, 05/03/05	386,511	385,730
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	2,628,278	2,615,701
Fairway Finance LLC
3.15%, 09/15/05	687,643	677,594
Falcon Asset Securitization Corp.
2.75%, 04/14/05	309,209	308,903
Ford Credit Auto Receivables
2.28% - 2.74%, 04/27/05 - 05/04/05	958,548	956,643
Fortis Funding LLC
2.35%, 05/09/05	1,082,232	1,079,548
General Electric Capital Corp.
2.74%, 07/07/05	386,511	383,658
Georgetown Funding Co. LLC
2.74% - 2.82%, 04/19/05 - 05/03/05	2,197,364	2,193,167
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	2,319,069	2,290,548
Jupiter Securitization Corp.
2.71% - 2.80%, 04/11/05 - 04/28/05	5,973,210	5,965,673
Kitty Hawk Funding Corp.
2.75%, 04/15/05	1,077,865	1,076,712
Liberty Street Funding Corp.
2.80%, 04/20/05	387,524	386,951
Moat Funding LLC
2.74%, 05/02/05	541,116	539,839
Mortgage Interest Networking Trust
2.77%, 04/13/05	641,609	641,017
New Center Asset Trust
2.80%, 04/15/05	773,023	772,181
Nordea North America Inc.
2.74%, 07/11/05	386,511	383,540
Park Avenue Receivables Corp.
2.75% - 2.80%, 04/14/05 - 04/21/05	881,749	880,655
Park Granada LLC
2.76% - 2.81%, 04/11/05 - 04/29/05	2,488,902	2,485,340
Polonius Inc.
2.82%, 04/28/05	641,609	640,252
Preferred Receivables Funding Corp.
2.75%, 04/13/05 - 04/15/05	665,758	665,088
Ranger Funding Co. LLC
2.75%, 04/14/05	1,159,534	1,158,385
Santander Central Hispano
2.75%, 07/08/05	966,279	959,058
Scaldis Capital LLC
2.75%, 07/08/05	193,472	192,024
Societe Generale
2.75%, 05/03/05	695,721	694,021
Sydney Capital Corp.
2.75%, 04/12/05	1,349,466	1,348,332
Thames Asset Global Securitization No. 1 Inc.
2.80%, 04/20/05	672,530	671,536
Three Pillars Funding Co.
2.79% - 2.80%, 04/05/05 - 04/19/05	673,566	672,880
Ticonderoga Master Funding Ltd.
2.75%, 04/14/05	504,111	503,611
Tulip Funding Corp.
2.71%, 04/08/05	639,251	638,914
Variable Funding Capital Corp.
2.80%, 04/20/05	595,228	594,348
Yorktown Capital LLC
2.80%, 04/20/05	1,213,646	1,211,853

		43,114,122

FLOATING RATE NOTES—2.53% (3)
Allstate Life Global Funding II
2.74%, 01/10/06 (4)	355,591	355,601
American Express Centurion Bank
2.81% - 2.86%, 10/26/05 - 01/24/06	2,705,580	2,706,021
Bank of Nova Scotia
2.65% - 2.77%, 09/26/05 - 01/03/06	502,465	502,351
Beta Finance Inc.
2.66% - 3.04%, 05/04/05 - 10/27/05 (4)	2,512,325	2,512,523
BMW US Capital LLC
2.82%, 04/18/06 (4)	773,023	773,023
Canadian Imperial Bank of Commerce
2.73% - 2.79%, 09/13/05 - 12/14/05	2,628,278	2,627,830
CC USA Inc.
1.29% - 2.66%, 04/15/05 - 07/29/05 (4)	2,319,069	2,318,976
Commodore CDO Ltd.
3.08%, 12/12/05	193,256	193,256
Den Danske Bank NY
2.73% - 2.78%, 08/12/05 - 10/17/05	2,319,069	2,318,765
DEPFA Bank PLC
2.99%, 12/15/05	773,023	773,023
Dorada Finance Inc.
2.66%, 07/29/05 (4)	641,609	641,546
Fairway Finance LLC
2.80%, 06/20/05	386,511	386,503
Fifth Third Bancorp
2.81%, 02/23/06 (4)	1,546,046	1,546,046
Five Finance Inc.
2.80% - 2.84%, 04/29/05 - 02/27/06 (4)	1,004,930	1,004,971
General Electric Capital Corp.
2.86%, 03/09/06	347,860	348,303
General Electric Commercial Equipment Financing LLC
2.81%, 11/20/05	282,251	282,251
Greenwich Capital Holdings Inc.
2.68%, 09/02/05	502,465	502,465
Hartford Life Global Funding Trust
2.80%, 02/15/06	773,023	773,023
HBOS Treasury Services PLC
2.73% - 3.08%, 01/10/06 - 01/24/06	2,319,069	2,319,069
K2 USA LLC
2.64% - 2.83%, 06/10/05 - 02/15/06 (4)	3,478,603	3,478,655
Leafs LLC
2.85%, 01/20/06 - 02/21/06 (4)	811,674	811,674
Links Finance LLC
2.72% - 3.02%, 04/15/05 - 02/06/06 (4)	3,169,394	3,170,105
Lothian Mortgages PLC
2.84%, 01/24/06 (4)	1,546,046	1,546,046
Marshall & Ilsley Corp.
2.95%, 02/20/06	773,023	773,845
MetLife Funding Inc.
2.74%, 03/06/06 (4)	1,159,534	1,159,534
National City Bank (Ohio)
2.69% - 2.78%, 06/10/05 - 08/09/05	1,932,557	1,932,445
Nationwide Building Society
2.75% - 3.12%, 01/13/06 - 04/07/06 (4)	2,860,185	2,860,729
Norddeutsche Landesbank
2.63%, 07/27/05	773,023	772,936
Northern Rock PLC
2.73% - 2.82%, 10/25/05 - 02/03/06 (4)	2,319,069	2,319,069
Permanent Financing PLC
2.74% - 2.80%, 06/10/05 - 03/10/06	2,744,231	2,744,231
Sedna Finance Inc.
2.78%, 01/10/06 - 01/17/06 (4)	425,163	425,078
Sigma Finance Inc.
2.55% - 3.04%, 08/17/05 - 01/09/06 (4)	3,942,417	3,942,570
Tango Finance Corp.
2.71% - 2.82%, 04/07/05 - 09/15/05 (4)	2,378,592	2,378,515
Wachovia Asset Securitization Inc.
2.84%, 04/25/05	2,319,069	2,319,068
Wells Fargo & Co.
2.78%, 03/15/06 (4)	386,511	386,563
WhistleJacket Capital LLC
2.72% - 2.97%, 06/15/05 - 01/17/06 (4)	2,705,580	2,705,377
White Pine Finance LLC
2.57% - 2.81%, 04/15/05 - 01/13/06 (4)	3,896,036	3,895,774
Winston Funding Ltd.
2.75%, 04/25/05 (4)	551,938	551,938

World Savings Bank
2.71%, 09/09/05	270,558	270,546

		61,330,244

MONEY MARKET FUNDS—2.49%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	3,092,092	3,092,092
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	56,625,057	56,625,057
BlackRock Temp Cash Money Market Fund (3)	144,163	144,163
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	324,035	324,035

		60,185,347

REPURCHASE AGREEMENTS—1.82% (3)
Bank of America N.A. Repurchase Agreements, dated 3/31/05, due 4/1/05, with a total maturity value of $17,007,872 and effective yields of 2.89% - 2.90%. (6)	$17,006,505	17,006,505
Goldman Sachs & Co. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $15,461,700 and an effective yield of 2.89%. (6)	15,460,459	15,460,459
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $11,596,275 and an effective yield of 2.89%. (6)	11,595,344	11,595,344

		44,062,308

TIME DEPOSITS—1.01% (3)
Abbey National Treasury Services PLC
1.39%, 04/08/05	541,116	541,113
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	773,023	773,023
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,082,232	1,082,232
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,004,930	1,004,930
First Tennessee Bank
2.77%, 04/15/05	386,511	386,511
HBOS Treasury Services PLC
1.24% - 3.39%, 04/01/05 - 12/14/05	958,548	958,549
Natexis Banques
2.98%, 08/18/05	773,023	773,023
Norddeutsche Landesbank
2.11%, 06/07/05	773,023	772,995
Rabobank Nederland NV NY
2.84%, 04/01/05	5,687,942	5,687,942
Societe Generale
2.81% - 2.83%, 04/01/05 - 05/03/05	1,893,906	1,893,906
SunTrust Bank
2.68%, 05/03/05	773,023	772,956
Toronto-Dominion Bank
1.77% - 3.18%, 04/29/05 - 11/09/05	2,628,278	2,628,197
UBS AG
2.67% - 3.40%, 04/29/05 - 12/15/05	1,391,441	1,391,437
Washington Mutual Bank
2.81%, 05/02/05 - 05/03/05	3,826,464	3,826,463
Wells Fargo Bank N.A.
2.79%, 04/15/05	773,023	773,020
World Savings Bank
2.75%, 05/03/05	1,082,232	1,082,232

		24,348,529

U.S. GOVERNMENT AGENCY NOTES—0.09% (3)
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	926,491	925,235
Federal National Mortgage Association
2.33%, 07/22/05	1,159,534	1,151,147

		2,076,382

U.S. TREASURY OBLIGATIONS—0.15%
U.S. Treasury Bill
2.71%(7), 06/23/05 (8)	3,650,000	3,627,341

		3,627,341

TOTAL SHORT-TERM INVESTMENTS (Cost: $238,743,635)		238,744,273

TOTAL INVESTMENTS IN SECURITIES — 107.24% (Cost: $2,656,244,958) (9)	2,593,953,066

Other Assets, Less Liabilities — (7.24%)	(175,154,174)

NET ASSETS —100.00%	$2,418,798,892

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(7)	Yield to maturity.
(8)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(9)	The cost of investments for federal income tax purposes was $2,707,789,761. Net unrealized depreciation aggregated $113,836,695, of which $276,993,696 represented gross unrealized appreciation on securities and $390,830,391 represented gross unrealized depreciation on securities.

See accompanying notes to schedules of investments.

As of March 31, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
E-mini S&P 500 Index (06/17/05)	1,074	$63,575,430	$(818,493)

			$(818,493)

See accompanying notes to schedules of investments.

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

March 31, 2005 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—99.99% (1)
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $80,915 and an effective yield of 2.60%.	$80,909	$80,909

Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $80,915 and an effective yield of 2.65%.	80,909	80,909

Goldman Sachs & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $80,915 and an effective yield of 2.65%.	80,909	80,909

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $80,915 and an effective yield of 2.60%.	80,909	80,909

Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 3/31/05, due 4/1/05, with a maturity value of $80,915 and an effective yield of 2.62%.	80,909	80,909

TOTAL REPURCHASE AGREEMENTS (Cost: $404,545)		404,545

TOTAL INVESTMENTS IN SECURITIES — 99.99% (Cost: $404,545) (2)		404,545

Other Assets, Less Liabilities – 0.01%		34

NET ASSETS — 100.00%		$404,579

(1)	See Note 1 for information regarding collateral.
(2)	The cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of March 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios (each a “Master Portfolio,” collectively the “Master Portfolios”).

SECURITY VALUATION

Except for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, the securities of each Master Portfolio are valued primarily on the basis of market prices. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purposes of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Swaps are marked-to-market daily based upon quotations from service providers that utilize valuation models that vary with the specific terms of each agreement.

Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by Board of Trustees of MIP (the “Board”).

The Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Master Portfolios are maintained in U.S. dollars. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Foreign currencies, investment securities and assets and liabilities denominated in foreign currencies are converted into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FUTURES CONTRACTS

The Active Stock, CoreAlpha Bond, International Index, Russell 2000 Index and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Active Stock, CoreAlpha Bond, Russell 2000 Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Notes with face amounts of $350,000, $1,103,000, $345,000 and $3,650,000, respectively, for initial margin requirements.

The International Index Master Portfolio has pledged to brokers foreign currencies with an aggregate market value of $1,143,336 as of March 31, 2005, for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index and CoreAlpha Bond Master Portfolios may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios as of March 31, 2005 were fully collateralized by U.S. Government and Agency obligations and long-term debt securities as follows:

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Government Money Market	Banc of America Securities LLC Tri-Party	5.50%	02/01/35	$86,305,261
	Credit Suisse First Boston Tri-Party	3.41 – 5.19	12/01/32 –10/01/40	86,306,352
	Goldman Sachs & Co. Tri-Party	3.50 – 9.50	08/01/14 – 09/01/32	86,305,261
	JP Morgan Chase & Co. Tri-Party	3.67 – 5.13	04/01/23 – 06/01/40	86,308,932
	Lehman Brothers Inc. Tri-Party	3.43 – 7.53	10/01/10 – 01/01/34	86,305,357

Money Market	Banc of America Securities LLC Tri-Party	6.50	05/01/34	308,000,000
	Bank of America N.A. Tri-Party	5.50 – 6.00	04/01/32 – 02/01/34	40,800,000
	Credit Suisse First Boston Tri-Party	3.88 – 5.49	08/01/32 – 02/01/35	40,801,006
	Goldman Sachs & Co. Tri-Party	2.60 – 8.00	04/01/05 – 10/01/32	243,735,560
	JP Morgan Chase & Co. Tri-Party	3.43 – 9.00	01/01/19 – 08/01/35	40,802,038
	Lehman Brothers Inc. Tri-Party	3.14 – 9.00	02/01/12 – 03/01/35	40,803,568
	Merrill Lynch Tri-Party	4.30 – 9.75	04/15/05 – 03/06/23	156,582,887
	Merrill Lynch Tri-Party	4.19 - 8.13	02/01/08 - 10/01/33	143,803,704
	Morgan Stanley Dean Witter Tri-Party	2.93 - 8.00	08/01/33 - 11/01/34	1,020,254,252

Prime Money Market	Banc of America Securities LLC Tri-Party	5.50	02/01/35	122,400,000
	Bank of America Group Tri-Party	5.50	02/01/35	40,800,000
	Bank of America N.A. Tri-Party	2.71 – 3.06	04/01/05 – 05/10/05	204,000,000
	Bear Stearns Tri-Party	4.00 – 9.50	02/01/06 – 04/01/35	459,000,048
	Credit Suisse First Boston Tri-Party	3.41 – 5.49	06/01/32 – 03/01/35	40,801,582
	Goldman Sachs & Co. Tri-Party	4.00 – 7.50	08/01/16 – 01/01/35	40,800,000
	JP Morgan Chase & Co. Tri-Party	3.12 – 5.31	11/01/17 – 10/01/44	40,800,554
	Lehman Brothers Inc. Tri-Party	2.78 – 8.50	04/01/05 – 08/01/36	219,300,689
	Merrill Lynch Tri-Party	3.13 – 8.75	04/15/05 – 12/15/14	555,803,636

Treasury Money Market	Banc of America Securities LLC Tri-Party	4.25	11/15/24	83,176
	Credit Suisse First Boston Tri-Party	7.13	02/15/23	88,763
	Goldman Sachs & Co. Tri-Party	3.50	02/15/10	82,619
	JP Morgan Chase & Co. Tri-Party	4.00	06/15/09	85,353
	Lehman Brothers Inc. Tri-Party	3.38	02/28/07	84,512

As of March 31, 2005, a portion of the cash collateral for securities on loan for each of the other Master Portfolios was invested in repurchase agreements as disclosed in the Master Portfolio’s Schedule of Investments. For further information, see Note 3, below.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. As of March 31, 2005, the Master Portfolio did not hold any index or interest-rate swap contracts.

The CoreAlpha Bond Master Portfolio may enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of March 31, 2005 are included in its Schedule of Investments.

OPTIONS ON SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of March 31, 2005 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. As of March 31, 2005, the Master Portfolio did not hold any short positions of securities.

2. TRANSACTIONS WITH AFFILIATES

Because the International Index Master Portfolio seeks to match the total return performance of foreign stock markets by investing in common stocks included in its benchmark index, the Master Portfolio held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser.

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by each Master Portfolio in shares of issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the three months ended March 31, 2005, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
Active Stock
IMMF	4,370	210,478	209,071	5,777	$5,776,764	$21,356	$—

Bond Index
IMMF	3,744	290,894	292,402	2,236	2,235,502	29,121	—

CoreAlpha Bond
IMMF	92,515	6,046,664	6,023,610	115,569	115,569,273	616,100	—

International Index
Barclays PLC	80	7	—	87	893,130	—	—
IMMF	856	45,352	45,259	949	949,004	4,433	—
iShares MSCI EAFE Index Fund	11	5	5	11	1,734,384	—	160,712

LifePath Retirement
IMMF	1,282	91,607	91,973	916	915,848	9,223	—
iShares MSCI EAFE Index Fund	97	13	2	108	17,217,536	—	13,593
iShares Russell 2000 Index Fund	33	11	—	44	5,387,181	20,584	—
iShares S&P 500 Index Fund	—	28	28	—	—	—	(27,600)
iShares S&P MidCap 400 Index Fund	32	4	—	36	4,772,593	14,817	—

LifePath 2010
IMMF	3,359	199,715	199,498	3,576	3,576,457	19,771	—
iShares MSCI EAFE Index Fund	360	27	—	387	61,408,815	—	—
iShares Russell 2000 Index Fund	107	25	—	132	16,166,064	63,570	—
iShares S&P 500 Index Fund	—	114	114	—	—	—	(24,525)
iShares S&P MidCap 400 Index Fund	99	9	—	108	14,239,021	45,222	—

LifePath 2020
IMMF	4,950	451,449	449,427	6,972	6,971,787	44,415	—
iShares MSCI EAFE Index Fund	711	125	—	836	132,745,894	—	—
iShares Russell 2000 Index Fund	172	67	—	239	29,136,684	112,800	—
iShares S&P 500 Index Fund	—	384	384	—	—	6,307	(463,040)
iShares S&P MidCap 400 Index Fund	158	42	—	200	26,320,587	80,875	—

LifePath 2030
IMMF	3,255	255,956	255,514	3,697	3,696,849	25,986	—
iShares MSCI EAFE Index Fund	506	93	—	599	95,190,138	—	—
iShares Russell 2000 Index Fund	111	47	—	158	19,334,757	73,732	—
iShares S&P 500 Index Fund	—	272	272	—	—	6,307	(213,129)
iShares S&P MidCap 400 Index Fund	103	27	—	130	17,028,895	52,815	—

LifePath 2040
IMMF	1,776	184,237	183,031	2,982	2,981,991	17,580	—
iShares MSCI EAFE Index Fund	292	57	—	349	55,444,200	—	—
iShares Russell 2000 Index Fund	67	38	—	105	12,815,245	46,738	—
iShares S&P 500 Index Fund	—	233	233	—	—	—	(208,285)
iShares S&P MidCap 400 Index Fund	62	26	—	88	11,570,371	33,532	—

Russell 2000 Index
IMMF	3,772	350,076	346,850	6,998	6,997,936	35,221	—
iShares Russell 2000 Index Fund	54	—	—	54	6,536,246	29,331	—

S&P 500 Index
IMMF	17,466	4,571,631	4,532,472	56,625	56,625,057	454,694	—

Certain Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2005, certain Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes discussed in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a -2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ LEE T. KRANEFUSS
Lee T. Kranefuss, Chief Executive Officer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ LEE T. KRANEFUSS
Lee T. Kranefuss, Chief Executive Officer
Date: May 27, 2005

By:	/s/ MICHAEL A. LATHAM
Michael A. Latham, Chief Financial Officer
Date: May 27, 2005